UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Select Funds

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

Semi-Annual Shareholder Report June 30, 2024

Baron Partners Fund

Institutional: BPTIX

This semi-annual shareholder report contains important information about Baron Partners Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$98Footnote Reference**	2.06%Footnote Reference*Footnote Reference+
Footnote	Description
Footnote**	Includes interest expense of $48.
Footnote*	Annualized.
Footnote+	Includes interest expense of 1.01%.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell Midcap Growth Index	Russell 3000 Index
6/30/2014	$1,000,000	$1,000,000	$1,000,000
9/30/2014	$952,355	$992,712	$1,000,110
12/31/2014	$1,003,499	$1,050,665	$1,052,517
3/31/2015	$1,029,879	$1,107,170	$1,071,466
6/30/2015	$1,063,795	$1,094,537	$1,072,942
9/30/2015	$952,042	$1,007,089	$995,162
12/31/2015	$979,127	$1,048,562	$1,057,555
3/31/2016	$953,125	$1,054,635	$1,067,796
6/30/2016	$984,273	$1,071,115	$1,095,885
9/30/2016	$1,020,838	$1,120,300	$1,144,079
12/31/2016	$1,021,109	$1,125,407	$1,192,237
3/31/2017	$1,145,159	$1,202,997	$1,260,711
6/30/2017	$1,313,358	$1,253,703	$1,298,727
9/30/2017	$1,331,775	$1,319,936	$1,358,096
12/31/2017	$1,346,943	$1,409,774	$1,444,163
3/31/2018	$1,394,071	$1,440,428	$1,434,857
6/30/2018	$1,555,769	$1,485,909	$1,490,655
9/30/2018	$1,589,084	$1,598,460	$1,596,848
12/31/2018	$1,323,379	$1,342,801	$1,368,464
3/31/2019	$1,545,748	$1,606,272	$1,560,643
6/30/2019	$1,661,672	$1,693,040	$1,624,553
9/30/2019	$1,634,091	$1,681,638	$1,643,438
12/31/2019	$1,923,962	$1,819,089	$1,792,948
3/31/2020	$1,525,695	$1,454,544	$1,418,227
6/30/2020	$2,280,392	$1,894,703	$1,730,628
9/30/2020	$3,355,653	$2,072,304	$1,889,976
12/31/2020	$4,794,101	$2,466,439	$2,167,455
3/31/2021	$4,775,950	$2,452,497	$2,305,022
6/30/2021	$5,006,523	$2,724,040	$2,494,951
9/30/2021	$5,282,762	$2,703,339	$2,492,413
12/31/2021	$6,315,140	$2,780,372	$2,723,648
3/31/2022	$5,946,565	$2,430,592	$2,579,881
6/30/2022	$4,130,061	$1,918,424	$2,149,011
9/30/2022	$4,542,936	$1,905,897	$2,053,067
12/31/2022	$3,636,923	$2,037,431	$2,200,519
3/31/2023	$4,488,312	$2,223,568	$2,358,523
6/30/2023	$5,185,872	$2,362,192	$2,556,327
9/30/2023	$4,813,861	$2,238,792	$2,473,149
12/31/2023	$5,217,894	$2,564,450	$2,771,704
3/31/2024	$4,747,935	$2,807,984	$3,049,411
6/30/2024	$4,796,595	$2,717,753	$3,147,479

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$5,867,495,327
# of Issuers	27
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$29,698,906
Class/Index Name	1 Year	5 Years	10 Years
Institutional	(7.51%)	23.62%	16.98%
Russell Midcap Growth Index	15.05%	9.93%	10.51%
Russell 3000 Index	23.13%	14.14%	12.15%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Partners Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Investments (6/30/24)*
Tesla, Inc.	28.9%
Space Exploration Technologies Corp.	13.2%
Arch Capital Group Ltd.	9.5%
CoStar Group, Inc.	7.9%
Hyatt Hotels Corp.	7.3%
IDEXX Laboratories, Inc.	5.0%
The Charles Schwab Corp.	4.8%
Gartner, Inc.	4.5%
FactSet Research Systems, Inc.	4.3%
Vail Resorts, Inc.	3.5%
Total	88.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of total investments)*

Value	Value
Consumer Discretionary	42.7%
Financials	20.3%
Industrials	14.0%
Real Estate	9.1%
Information Technology	6.3%
Health Care	5.0%
Communication Services	2.7%
Repurchase Agreement	0.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Partners Fund

Semi-Annual Shareholder Report June 30, 2024

Institutional: BPTIX

Semi-Annual Shareholder Report June 30, 2024

Baron Partners Fund

R6: BPTUX

This semi-annual shareholder report contains important information about Baron Partners Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$98Footnote Reference**	2.06%Footnote Reference*Footnote Reference+
Footnote	Description
Footnote**	Includes interest expense of $48.
Footnote*	Annualized.
Footnote+	Includes interest expense of 1.01%.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell Midcap Growth Index	Russell 3000 Index
6/30/2014	$5,000,000	$5,000,000	$5,000,000
9/30/2014	$4,761,777	$4,963,560	$5,000,549
12/31/2014	$5,017,497	$5,253,323	$5,262,585
3/31/2015	$5,149,394	$5,535,850	$5,357,330
6/30/2015	$5,318,977	$5,472,686	$5,364,709
9/30/2015	$4,760,210	$5,035,447	$4,975,809
12/31/2015	$4,895,636	$5,242,811	$5,287,775
3/31/2016	$4,765,627	$5,273,173	$5,338,979
6/30/2016	$4,921,367	$5,355,577	$5,479,425
9/30/2016	$5,104,191	$5,601,500	$5,720,393
12/31/2016	$5,106,900	$5,627,033	$5,961,185
3/31/2017	$5,725,795	$6,014,987	$6,303,553
6/30/2017	$6,566,788	$6,268,514	$6,493,637
9/30/2017	$6,658,877	$6,599,682	$6,790,481
12/31/2017	$6,734,716	$7,048,872	$7,220,816
3/31/2018	$6,970,356	$7,202,140	$7,174,284
6/30/2018	$7,778,847	$7,429,544	$7,453,273
9/30/2018	$7,945,421	$7,992,300	$7,984,238
12/31/2018	$6,616,895	$6,714,007	$6,842,322
3/31/2019	$7,728,740	$8,031,362	$7,803,215
6/30/2019	$8,309,715	$8,465,202	$8,122,764
9/30/2019	$8,171,809	$8,408,188	$8,217,190
12/31/2019	$9,619,805	$9,095,445	$8,964,739
3/31/2020	$7,628,470	$7,272,721	$7,091,136
6/30/2020	$11,401,955	$9,473,512	$8,653,141
9/30/2020	$16,778,269	$10,361,519	$9,449,881
12/31/2020	$23,969,150	$12,332,194	$10,837,276
3/31/2021	$23,878,395	$12,262,485	$11,525,108
6/30/2021	$25,031,263	$13,620,202	$12,474,753
9/30/2021	$26,412,460	$13,516,696	$12,462,065
12/31/2021	$31,574,424	$13,901,862	$13,618,240
3/31/2022	$29,731,535	$12,152,962	$12,899,407
6/30/2022	$20,650,477	$9,592,119	$10,745,057
9/30/2022	$22,713,332	$9,529,483	$10,265,333
12/31/2022	$18,183,223	$10,187,153	$11,002,594
3/31/2023	$22,438,637	$11,117,841	$11,792,613
6/30/2023	$25,926,476	$11,810,958	$12,781,637
9/30/2023	$24,064,830	$11,193,958	$12,365,745
12/31/2023	$26,085,014	$12,822,247	$13,858,519
3/31/2024	$23,736,766	$14,039,918	$15,247,052
6/30/2024	$23,978,498	$13,588,766	$15,737,396

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$5,867,495,327
# of Issuers	27
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$29,698,906
Class/Index Name	1 Year	5 Years	10 Years
R6	(7.51%)	23.61%	16.97%
Russell Midcap Growth Index	15.05%	9.93%	10.51%
Russell 3000 Index	23.13%	14.14%	12.15%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Baron Partners Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Investments (6/30/24)*
Tesla, Inc.	28.9%
Space Exploration Technologies Corp.	13.2%
Arch Capital Group Ltd.	9.5%
CoStar Group, Inc.	7.9%
Hyatt Hotels Corp.	7.3%
IDEXX Laboratories, Inc.	5.0%
The Charles Schwab Corp.	4.8%
Gartner, Inc.	4.5%
FactSet Research Systems, Inc.	4.3%
Vail Resorts, Inc.	3.5%
Total	88.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of total investments)*

Value	Value
Consumer Discretionary	42.7%
Financials	20.3%
Industrials	14.0%
Real Estate	9.1%
Information Technology	6.3%
Health Care	5.0%
Communication Services	2.7%
Repurchase Agreement	0.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Partners Fund

Semi-Annual Shareholder Report June 30, 2024

R6: BPTUX

Semi-Annual Shareholder Report June 30, 2024

Baron Partners Fund

Retail: BPTRX

This semi-annual shareholder report contains important information about Baron Partners Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$110Footnote Reference**	2.31%Footnote Reference*Footnote Reference+
Footnote	Description
Footnote**	Includes interest expense of $48.
Footnote*	Annualized.
Footnote+	Includes interest expense of 1.01%.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell Midcap Growth Index	Russell 3000 Index
6/30/2014	$10,000	$10,000	$10,000
9/30/2014	$9,514	$9,927	$10,001
12/31/2014	$10,022	$10,507	$10,525
3/31/2015	$10,278	$11,072	$10,715
6/30/2015	$10,608	$10,945	$10,729
9/30/2015	$9,488	$10,071	$9,952
12/31/2015	$9,751	$10,486	$10,576
3/31/2016	$9,485	$10,546	$10,678
6/30/2016	$9,789	$10,711	$10,959
9/30/2016	$10,147	$11,203	$11,441
12/31/2016	$10,145	$11,254	$11,922
3/31/2017	$11,366	$12,030	$12,607
6/30/2017	$13,027	$12,537	$12,987
9/30/2017	$13,202	$13,199	$13,581
12/31/2017	$13,345	$14,098	$14,442
3/31/2018	$13,802	$14,404	$14,349
6/30/2018	$15,392	$14,859	$14,907
9/30/2018	$15,710	$15,985	$15,969
12/31/2018	$13,076	$13,428	$13,685
3/31/2019	$15,264	$16,063	$15,606
6/30/2019	$16,400	$16,930	$16,246
9/30/2019	$16,118	$16,816	$16,434
12/31/2019	$18,960	$18,191	$17,930
3/31/2020	$15,025	$14,545	$14,182
6/30/2020	$22,442	$18,947	$17,306
9/30/2020	$33,002	$20,723	$18,900
12/31/2020	$47,120	$24,664	$21,675
3/31/2021	$46,911	$24,525	$23,050
6/30/2021	$49,144	$27,240	$24,950
9/30/2021	$51,824	$27,033	$24,924
12/31/2021	$61,911	$27,804	$27,237
3/31/2022	$58,258	$24,306	$25,799
6/30/2022	$40,438	$19,184	$21,490
9/30/2022	$44,450	$19,059	$20,531
12/31/2022	$35,562	$20,374	$22,005
3/31/2023	$43,857	$22,236	$23,585
6/30/2023	$50,641	$23,622	$25,563
9/30/2023	$46,978	$22,388	$24,732
12/31/2023	$50,889	$25,645	$27,717
3/31/2024	$46,276	$28,080	$30,494
6/30/2024	$46,723	$27,178	$31,475

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$5,867,495,327
# of Issuers	27
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$29,698,906
Class/Index Name	1 Year	5 Years	10 Years
Retail	(7.74%)	23.29%	16.67%
Russell Midcap Growth Index	15.05%	9.93%	10.51%
Russell 3000 Index	23.13%	14.14%	12.15%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Partners Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Investments (6/30/24)*
Tesla, Inc.	28.9%
Space Exploration Technologies Corp.	13.2%
Arch Capital Group Ltd.	9.5%
CoStar Group, Inc.	7.9%
Hyatt Hotels Corp.	7.3%
IDEXX Laboratories, Inc.	5.0%
The Charles Schwab Corp.	4.8%
Gartner, Inc.	4.5%
FactSet Research Systems, Inc.	4.3%
Vail Resorts, Inc.	3.5%
Total	88.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of total investments)*

Value	Value
Consumer Discretionary	42.7%
Financials	20.3%
Industrials	14.0%
Real Estate	9.1%
Information Technology	6.3%
Health Care	5.0%
Communication Services	2.7%
Repurchase Agreement	0.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Partners Fund

Semi-Annual Shareholder Report June 30, 2024

Retail: BPTRX

Semi-Annual Shareholder Report June 30, 2024

Baron WealthBuilder Fund

Institutional: BWBIX

This semi-annual shareholder report contains important information about Baron WealthBuilder Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$3Footnote Reference†	0.05%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	S&P 500 Index	MSCI ACWI Index
12/29/2017	$1,000,000	$1,000,000	$1,000,000
3/31/2018	$1,024,000	$992,409	$990,384
6/30/2018	$1,074,000	$1,026,487	$995,669
9/30/2018	$1,119,000	$1,105,637	$1,038,253
12/31/2018	$936,233	$956,158	$905,844
3/31/2019	$1,112,465	$1,086,653	$1,016,144
6/30/2019	$1,177,551	$1,133,421	$1,052,846
9/30/2019	$1,152,993	$1,152,670	$1,052,574
12/31/2019	$1,277,865	$1,257,217	$1,146,790
3/31/2020	$1,041,648	$1,010,827	$901,776
6/30/2020	$1,411,063	$1,218,484	$1,075,088
9/30/2020	$1,690,310	$1,327,288	$1,162,495
12/31/2020	$2,080,960	$1,488,529	$1,333,199
3/31/2021	$2,107,368	$1,580,446	$1,394,145
6/30/2021	$2,276,380	$1,715,555	$1,497,221
9/30/2021	$2,289,056	$1,725,540	$1,481,433
12/31/2021	$2,428,424	$1,915,818	$1,580,339
3/31/2022	$2,103,667	$1,827,719	$1,495,621
6/30/2022	$1,636,062	$1,533,435	$1,261,399
9/30/2022	$1,618,614	$1,458,564	$1,175,375
12/31/2022	$1,637,047	$1,568,847	$1,290,126
3/31/2023	$1,807,549	$1,686,464	$1,384,380
6/30/2023	$1,941,185	$1,833,897	$1,469,897
9/30/2023	$1,847,333	$1,773,866	$1,419,882
12/31/2023	$2,058,227	$1,981,259	$1,576,558
3/31/2024	$2,158,488	$2,190,399	$1,705,778
6/30/2024	$2,102,019	$2,284,231	$1,754,721

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$540,429,253
# of Issuers	16
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$-
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Institutional	8.29%	12.29%	12.12%
S&P 500 Index	24.56%	15.05%	13.55%
MSCI ACWI Index	19.38%	10.76%	9.04%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has agreed that, pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expense are not subject to the operating expense limitation) to 0.05% of average expense limitation) to 0.05% of average daily net assets of TA shares, 0.30% of average daily net assets of Retail Shares, and 0.05% of average daily net assets of Institutional shares, without which performance would have been lower.

Baron WealthBuilder Fund

June 30, 2024

What did the Fund invest in?

Country Exposures

(as a % of net assets)

United States	87.0%
India	1.4%
Netherlands	1.3%
Canada	1.2%
Ireland	1.0%
Korea	0.9%
China	0.9%
Sweden	0.8%
Israel	0.7%
Other	5.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	22.6%
Consumer Discretionary	20.2%
Financials	18.6%
Health Care	11.8%
Industrials	11.7%
Real Estate	8.5%
Communication Services	4.6%
Materials	1.1%
Consumer Staples	0.7%
Energy	0.1%
Utilities	0.1%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron WealthBuilder Fund

Semi-Annual Shareholder Report June 30, 2024

Institutional: BWBIX

Semi-Annual Shareholder Report June 30, 2024

Baron WealthBuilder Fund

Retail: BWBFX

This semi-annual shareholder report contains important information about Baron WealthBuilder Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$15Footnote Reference†	0.30%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	S&P 500 Index	MSCI ACWI Index
12/29/2017	$10,000	$10,000	$10,000
3/31/2018	$10,240	$9,924	$9,904
6/30/2018	$10,740	$10,265	$9,957
9/30/2018	$11,180	$11,056	$10,383
12/31/2018	$9,342	$9,562	$9,058
3/31/2019	$11,105	$10,867	$10,161
6/30/2019	$11,745	$11,334	$10,529
9/30/2019	$11,490	$11,527	$10,526
12/31/2019	$12,728	$12,572	$11,468
3/31/2020	$10,376	$10,108	$9,018
6/30/2020	$14,039	$12,185	$10,751
9/30/2020	$16,811	$13,273	$11,625
12/31/2020	$20,676	$14,885	$13,332
3/31/2021	$20,919	$15,805	$13,941
6/30/2021	$22,589	$17,156	$14,972
9/30/2021	$22,705	$17,255	$14,814
12/31/2021	$24,072	$19,158	$15,803
3/31/2022	$20,834	$18,277	$14,956
6/30/2022	$16,190	$15,334	$12,614
9/30/2022	$16,015	$14,586	$11,754
12/31/2022	$16,188	$15,689	$12,901
3/31/2023	$17,860	$16,865	$13,844
6/30/2023	$19,163	$18,339	$14,699
9/30/2023	$18,218	$17,739	$14,199
12/31/2023	$20,293	$19,813	$15,766
3/31/2024	$21,273	$21,904	$17,058
6/30/2024	$20,697	$22,842	$17,547

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$540,429,253
# of Issuers	16
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$-
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Retail	8.00%	12.00%	11.85%
S&P 500 Index	24.56%	15.05%	13.55%
MSCI ACWI Index	19.38%	10.76%	9.04%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has agreed that, pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expense are not subject to the operating expense limitation) to 0.05% of average expense limitation) to 0.05% of average daily net assets of TA shares, 0.30% of average daily net assets of Retail Shares, and 0.05% of average daily net assets of Institutional shares, without which performance would have been lower.

Baron WealthBuilder Fund

June 30, 2024

What did the Fund invest in?

Country Exposures

(as a % of net assets)

United States	87.0%
India	1.4%
Netherlands	1.3%
Canada	1.2%
Ireland	1.0%
Korea	0.9%
China	0.9%
Sweden	0.8%
Israel	0.7%
Other	5.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	22.6%
Consumer Discretionary	20.2%
Financials	18.6%
Health Care	11.8%
Industrials	11.7%
Real Estate	8.5%
Communication Services	4.6%
Materials	1.1%
Consumer Staples	0.7%
Energy	0.1%
Utilities	0.1%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron WealthBuilder Fund

Semi-Annual Shareholder Report June 30, 2024

Retail: BWBFX

Semi-Annual Shareholder Report June 30, 2024

Baron WealthBuilder Fund

TA Shares: BWBTX

This semi-annual shareholder report contains important information about Baron WealthBuilder Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TA Shares	$3Footnote Reference†	0.05%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	TA Shares	S&P 500 Index	MSCI ACWI Index
12/29/2017	$10,000	$10,000	$10,000
3/31/2018	$10,240	$9,924	$9,904
6/30/2018	$10,740	$10,265	$9,957
9/30/2018	$11,200	$11,056	$10,383
12/31/2018	$9,362	$9,562	$9,058
3/31/2019	$11,135	$10,867	$10,161
6/30/2019	$11,776	$11,334	$10,529
9/30/2019	$11,530	$11,527	$10,526
12/31/2019	$12,778	$12,572	$11,468
3/31/2020	$10,427	$10,108	$9,018
6/30/2020	$14,121	$12,185	$10,751
9/30/2020	$16,913	$13,273	$11,625
12/31/2020	$20,809	$14,885	$13,332
3/31/2021	$21,062	$15,805	$13,941
6/30/2021	$22,763	$17,156	$14,972
9/30/2021	$22,890	$17,255	$14,814
12/31/2021	$24,284	$19,158	$15,803
3/31/2022	$21,036	$18,277	$14,956
6/30/2022	$16,349	$15,334	$12,614
9/30/2022	$16,186	$14,586	$11,754
12/31/2022	$16,371	$15,689	$12,901
3/31/2023	$18,064	$16,865	$13,844
6/30/2023	$19,401	$18,339	$14,699
9/30/2023	$18,462	$17,739	$14,199
12/31/2023	$20,571	$19,813	$15,766
3/31/2024	$21,574	$21,904	$17,058
6/30/2024	$21,009	$22,842	$17,547

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$540,429,253
# of Issuers	16
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$-
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
TA Shares	8.29%	12.28%	12.11%
S&P 500 Index	24.56%	15.05%	13.55%
MSCI ACWI Index	19.38%	10.76%	9.04%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has agreed that, pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expense are not subject to the operating expense limitation) to 0.05% of average expense limitation) to 0.05% of average daily net assets of TA shares, 0.30% of average daily net assets of Retail Shares, and 0.05% of average daily net assets of Institutional shares, without which performance would have been lower.

Baron WealthBuilder Fund

June 30, 2024

What did the Fund invest in?

Country Exposures

(as a % of net assets)

United States	87.0%
India	1.4%
Netherlands	1.3%
Canada	1.2%
Ireland	1.0%
Korea	0.9%
China	0.9%
Sweden	0.8%
Israel	0.7%
Other	5.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	22.6%
Consumer Discretionary	20.2%
Financials	18.6%
Health Care	11.8%
Industrials	11.7%
Real Estate	8.5%
Communication Services	4.6%
Materials	1.1%
Consumer Staples	0.7%
Energy	0.1%
Utilities	0.1%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron WealthBuilder Fund

Semi-Annual Shareholder Report June 30, 2024

TA Shares: BWBTX

Semi-Annual Shareholder Report June 30, 2024

Baron Emerging Markets Fund

Institutional: BEXIX

This semi-annual shareholder report contains important information about Baron Emerging Markets Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$58	1.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
6/30/2014	$1,000,000	$1,000,000	$1,000,000
9/30/2014	$953,748	$965,049	$967,419
12/31/2014	$956,382	$921,576	$937,327
3/31/2015	$953,178	$942,214	$975,714
6/30/2015	$960,387	$948,753	$979,236
9/30/2015	$823,418	$778,962	$816,005
12/31/2015	$851,512	$784,098	$838,769
3/31/2016	$858,748	$828,898	$863,650
6/30/2016	$899,756	$834,382	$875,898
9/30/2016	$965,690	$909,698	$957,870
12/31/2016	$886,221	$871,814	$887,713
3/31/2017	$1,001,640	$971,593	$999,183
6/30/2017	$1,066,210	$1,032,508	$1,084,565
9/30/2017	$1,173,941	$1,114,011	$1,187,507
12/31/2017	$1,246,270	$1,196,853	$1,284,539
3/31/2018	$1,256,811	$1,213,811	$1,299,990
6/30/2018	$1,139,238	$1,117,193	$1,206,691
9/30/2018	$1,082,479	$1,104,967	$1,141,906
12/31/2018	$1,015,893	$1,022,374	$1,047,709
3/31/2019	$1,137,279	$1,123,870	$1,168,217
6/30/2019	$1,140,537	$1,130,686	$1,169,089
9/30/2019	$1,102,435	$1,082,686	$1,143,446
12/31/2019	$1,207,518	$1,210,851	$1,294,988
3/31/2020	$905,434	$925,103	$1,031,535
6/30/2020	$1,146,937	$1,092,376	$1,266,339
9/30/2020	$1,295,114	$1,196,788	$1,444,966
12/31/2020	$1,560,359	$1,432,512	$1,693,160
3/31/2021	$1,557,903	$1,465,253	$1,715,142
6/30/2021	$1,633,219	$1,539,209	$1,803,871
9/30/2021	$1,527,612	$1,414,654	$1,624,114
12/31/2021	$1,465,618	$1,396,100	$1,600,071
3/31/2022	$1,258,864	$1,298,723	$1,442,367
6/30/2022	$1,128,809	$1,150,022	$1,257,241
9/30/2022	$1,001,255	$1,016,936	$1,114,563
12/31/2022	$1,087,125	$1,115,604	$1,217,975
3/31/2023	$1,116,304	$1,159,736	$1,269,925
6/30/2023	$1,158,822	$1,170,140	$1,272,838
9/30/2023	$1,102,131	$1,135,910	$1,222,089
12/31/2023	$1,177,212	$1,225,247	$1,316,456
3/31/2024	$1,206,601	$1,254,265	$1,355,634
6/30/2024	$1,256,981	$1,316,967	$1,423,401

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$4,045,719,258
# of Issuers	106
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$20,930,588
Class/Index Name	1 Year	5 Years	10 Years
Institutional	8.47%	1.96%	2.31%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%
MSCI Emerging Markets IMI Growth Index	11.83%	4.01%	3.59%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Semi-Annual Shareholder Report | 1

Baron Emerging Markets Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Taiwan Semiconductor Manufacturing Co., Ltd.	9.7%
Tencent Holdings Limited	4.7%
Samsung Electronics Co., Ltd.	4.5%
Bharti Airtel Ltd.	3.2%
Indus Towers Ltd.	2.6%
Bundl Technologies Private Ltd.	2.6%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2.4%
Reliance Industries Limited	2.1%
InPost SA	2.0%
Alibaba Group Holding Limited	1.8%
Total	35.6%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	21.6%
Consumer Discretionary	16.6%
Financials	14.8%
Communication Services	13.6%
Industrials	12.9%
Consumer Staples	6.1%
Materials	4.2%
Energy	2.1%
Health Care	2.1%
Real Estate	1.8%
Cash and Cash Equivalents	3.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
India	31.5%
China	21.3%
Korea, Republic Of	13.2%
Taiwan	12.7%
Brazil	6.0%
Poland	2.8%
Mexico	2.0%
Philippines	1.5%
Hong Kong	1.4%
Others	4.7%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Emerging Markets Fund

Semi-Annual Shareholder Report June 30, 2024

Institutional: BEXIX

Semi-Annual Shareholder Report June 30, 2024

Baron Emerging Markets Fund

R6: BEXUX

This semi-annual shareholder report contains important information about Baron Emerging Markets Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$58	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
6/30/2014	$5,000,000	$5,000,000	$5,000,000
9/30/2014	$4,768,740	$4,825,246	$4,837,096
12/31/2014	$4,781,911	$4,607,882	$4,686,635
3/31/2015	$4,765,892	$4,711,072	$4,878,572
6/30/2015	$4,801,936	$4,743,764	$4,896,180
9/30/2015	$4,117,090	$3,894,810	$4,080,027
12/31/2015	$4,257,559	$3,920,490	$4,193,845
3/31/2016	$4,297,762	$4,144,492	$4,318,252
6/30/2016	$4,502,800	$4,171,909	$4,379,492
9/30/2016	$4,828,449	$4,548,490	$4,789,350
12/31/2016	$4,435,245	$4,359,069	$4,438,564
3/31/2017	$5,008,316	$4,857,964	$4,995,912
6/30/2017	$5,331,173	$5,162,540	$5,422,824
9/30/2017	$5,873,876	$5,570,057	$5,937,533
12/31/2017	$6,235,506	$5,984,267	$6,422,696
3/31/2018	$6,288,212	$6,069,055	$6,499,947
6/30/2018	$5,700,339	$5,585,964	$6,033,454
9/30/2018	$5,416,538	$5,524,836	$5,709,528
12/31/2018	$5,083,564	$5,111,867	$5,238,546
3/31/2019	$5,686,423	$5,619,352	$5,841,086
6/30/2019	$5,706,790	$5,653,427	$5,845,446
9/30/2019	$5,516,280	$5,413,431	$5,717,231
12/31/2019	$6,037,600	$6,054,257	$6,474,941
3/31/2020	$4,531,270	$4,625,517	$5,157,676
6/30/2020	$5,734,697	$5,461,879	$6,331,696
9/30/2020	$6,479,675	$5,983,941	$7,224,831
12/31/2020	$7,805,901	$7,162,557	$8,465,798
3/31/2021	$7,793,621	$7,326,267	$8,575,710
6/30/2021	$8,170,203	$7,696,044	$9,019,354
9/30/2021	$7,642,169	$7,073,271	$8,120,571
12/31/2021	$7,332,076	$6,980,498	$8,000,354
3/31/2022	$6,298,332	$6,493,613	$7,211,835
6/30/2022	$5,648,074	$5,750,108	$6,286,207
9/30/2022	$5,010,321	$5,084,679	$5,572,814
12/31/2022	$5,439,658	$5,578,021	$6,089,877
3/31/2023	$5,585,549	$5,798,681	$6,349,622
6/30/2023	$5,798,134	$5,850,698	$6,364,187
9/30/2023	$5,510,520	$5,679,550	$6,110,447
12/31/2023	$5,889,738	$6,126,236	$6,582,281
3/31/2024	$6,032,469	$6,271,325	$6,778,171
6/30/2024	$6,284,346	$6,584,837	$7,117,003

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$4,045,719,258
# of Issuers	106
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$20,930,588
Class/Index Name	1 Year	5 Years	10 Years
R6	8.39%	1.95%	2.31%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%
MSCI Emerging Markets IMI Growth Index	11.83%	4.01%	3.59%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

Semi-Annual Shareholder Report | 1

Baron Emerging Markets Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Taiwan Semiconductor Manufacturing Co., Ltd.	9.7%
Tencent Holdings Limited	4.7%
Samsung Electronics Co., Ltd.	4.5%
Bharti Airtel Ltd.	3.2%
Indus Towers Ltd.	2.6%
Bundl Technologies Private Ltd.	2.6%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2.4%
Reliance Industries Limited	2.1%
InPost SA	2.0%
Alibaba Group Holding Limited	1.8%
Total	35.6%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	21.6%
Consumer Discretionary	16.6%
Financials	14.8%
Communication Services	13.6%
Industrials	12.9%
Consumer Staples	6.1%
Materials	4.2%
Energy	2.1%
Health Care	2.1%
Real Estate	1.8%
Cash and Cash Equivalents	3.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
India	31.5%
China	21.3%
Korea, Republic Of	13.2%
Taiwan	12.7%
Brazil	6.0%
Poland	2.8%
Mexico	2.0%
Philippines	1.5%
Hong Kong	1.4%
Others	4.7%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Emerging Markets Fund

Semi-Annual Shareholder Report June 30, 2024

R6: BEXUX

Semi-Annual Shareholder Report June 30, 2024

Baron Emerging Markets Fund

Retail: BEXFX

This semi-annual shareholder report contains important information about Baron Emerging Markets Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$71	1.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
6/30/2014	$10,000	$10,000	$10,000
9/30/2014	$9,520	$9,651	$9,674
12/31/2014	$9,545	$9,216	$9,373
3/31/2015	$9,504	$9,422	$9,757
6/30/2015	$9,577	$9,488	$9,792
9/30/2015	$8,206	$7,790	$8,160
12/31/2015	$8,480	$7,841	$8,388
3/31/2016	$8,544	$8,289	$8,637
6/30/2016	$8,945	$8,344	$8,759
9/30/2016	$9,595	$9,097	$9,579
12/31/2016	$8,798	$8,718	$8,877
3/31/2017	$9,939	$9,716	$9,992
6/30/2017	$10,573	$10,325	$10,846
9/30/2017	$11,638	$11,140	$11,875
12/31/2017	$12,346	$11,969	$12,845
3/31/2018	$12,443	$12,138	$13,000
6/30/2018	$11,267	$11,172	$12,067
9/30/2018	$10,704	$11,050	$11,419
12/31/2018	$10,041	$10,224	$10,477
3/31/2019	$11,226	$11,239	$11,682
6/30/2019	$11,259	$11,307	$11,691
9/30/2019	$10,873	$10,827	$11,435
12/31/2019	$11,897	$12,109	$12,950
3/31/2020	$8,914	$9,251	$10,315
6/30/2020	$11,283	$10,924	$12,663
9/30/2020	$12,737	$11,968	$14,450
12/31/2020	$15,332	$14,325	$16,932
3/31/2021	$15,299	$14,653	$17,151
6/30/2021	$16,035	$15,392	$18,039
9/30/2021	$14,992	$14,147	$16,241
12/31/2021	$14,372	$13,961	$16,001
3/31/2022	$12,337	$12,987	$14,424
6/30/2022	$11,056	$11,500	$12,572
9/30/2022	$9,800	$10,169	$11,146
12/31/2022	$10,638	$11,156	$12,180
3/31/2023	$10,909	$11,597	$12,699
6/30/2023	$11,319	$11,701	$12,728
9/30/2023	$10,753	$11,359	$12,221
12/31/2023	$11,484	$12,253	$13,165
3/31/2024	$11,756	$12,543	$13,556
6/30/2024	$12,242	$13,170	$14,234

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$4,045,719,258
# of Issuers	106
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$20,930,588
Class/Index Name	1 Year	5 Years	10 Years
Retail	8.15%	1.69%	2.04%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%
MSCI Emerging Markets IMI Growth Index	11.83%	4.01%	3.59%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Semi-Annual Shareholder Report | 1

Baron Emerging Markets Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Taiwan Semiconductor Manufacturing Co., Ltd.	9.7%
Tencent Holdings Limited	4.7%
Samsung Electronics Co., Ltd.	4.5%
Bharti Airtel Ltd.	3.2%
Indus Towers Ltd.	2.6%
Bundl Technologies Private Ltd.	2.6%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2.4%
Reliance Industries Limited	2.1%
InPost SA	2.0%
Alibaba Group Holding Limited	1.8%
Total	35.6%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	21.6%
Consumer Discretionary	16.6%
Financials	14.8%
Communication Services	13.6%
Industrials	12.9%
Consumer Staples	6.1%
Materials	4.2%
Energy	2.1%
Health Care	2.1%
Real Estate	1.8%
Cash and Cash Equivalents	3.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
India	31.5%
China	21.3%
Korea, Republic Of	13.2%
Taiwan	12.7%
Brazil	6.0%
Poland	2.8%
Mexico	2.0%
Philippines	1.5%
Hong Kong	1.4%
Others	4.7%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Emerging Markets Fund

Semi-Annual Shareholder Report June 30, 2024

Retail: BEXFX

Semi-Annual Shareholder Report June 30, 2024

Baron FinTech Fund

Institutional: BFIIX

This semi-annual shareholder report contains important information about Baron FinTech Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48Footnote Reference†	0.95%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	FactSet Global FinTech Index	MSCI ACWI Index	S&P 500 Index
12/31/2019	$1,000,000	$1,000,000	$1,000,000	$1,000,000
3/31/2020	$875,000	$726,226	$786,348	$804,020
6/30/2020	$1,155,000	$1,001,783	$937,476	$969,192
9/30/2020	$1,295,000	$1,110,680	$1,013,695	$1,055,735
12/31/2020	$1,472,000	$1,347,786	$1,162,549	$1,183,988
3/31/2021	$1,453,000	$1,385,177	$1,215,693	$1,257,099
6/30/2021	$1,697,000	$1,459,964	$1,305,575	$1,364,566
9/30/2021	$1,742,000	$1,405,711	$1,291,808	$1,372,508
12/31/2021	$1,698,000	$1,297,718	$1,378,054	$1,523,856
3/31/2022	$1,415,000	$1,131,913	$1,304,180	$1,453,782
6/30/2022	$1,098,000	$873,831	$1,099,939	$1,219,707
9/30/2022	$1,078,822	$828,558	$1,024,926	$1,160,153
12/31/2022	$1,132,560	$860,953	$1,124,989	$1,247,873
3/31/2023	$1,187,313	$931,930	$1,207,178	$1,341,427
6/30/2023	$1,250,176	$985,823	$1,281,749	$1,458,696
9/30/2023	$1,266,399	$919,086	$1,238,136	$1,410,947
12/31/2023	$1,441,809	$1,061,924	$1,374,757	$1,575,909
3/31/2024	$1,533,063	$1,100,139	$1,487,437	$1,742,261
6/30/2024	$1,498,589	$1,036,527	$1,530,115	$1,816,896

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$59,587,433
# of Issuers	46
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$240,754
Class/Index Name	1 Year	Since Inception 12/31/2019
Institutional	19.87%	9.41%
FactSet Global FinTech Index	5.14%	0.80%
MSCI ACWI Index	19.38%	9.91%
S&P 500 Index	24.56%	14.19%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron FinTech Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Intuit, Inc.	4.9%
S&P Global, Inc.	4.8%
Fair Isaac Corp.	4.7%
MasterCard, Incorporated	4.7%
Visa, Inc.	4.6%
Apollo Global Management, Inc.	4.5%
The Progressive Corp.	4.0%
MercadoLibre, Inc.	3.7%
Fiserv, Inc.	3.3%
Tradeweb Markets, Inc.	3.3%
Total	42.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	69.0%
Information Technology	19.4%
Industrials	5.1%
Consumer Discretionary	3.7%
Real Estate	1.3%
Cash and Cash Equivalents	1.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Material Fund Changes

This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.

Effective July 1, 2024, the classification status of the Fund has changed from non-diversified to diversified and the risks of operating as a non-diversified fund no longer apply to the Fund. The Fund will not operate as a non-diversified fund in the future without first seeking and obtaining shareholder approval to do so or as otherwise may be allowed under the Investment Company Act of 1940, as amended or the rules or interpretations thereof.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron FinTech Fund

Semi-Annual Shareholder Report June 30, 2024

Institutional: BFIIX

Semi-Annual Shareholder Report June 30, 2024

Baron FinTech Fund

R6: BFIUX

This semi-annual shareholder report contains important information about Baron FinTech Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$48Footnote Reference†	0.95%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	FactSet Global FinTech Index	MSCI ACWI Index	S&P 500 Index
12/31/2019	$5,000,000	$5,000,000	$5,000,000	$5,000,000
3/31/2020	$4,375,000	$3,631,131	$3,931,741	$4,020,100
6/30/2020	$5,775,000	$5,008,915	$4,687,378	$4,845,960
9/30/2020	$6,475,000	$5,553,400	$5,068,475	$5,278,677
12/31/2020	$7,365,000	$6,738,932	$5,812,744	$5,919,939
3/31/2021	$7,265,000	$6,925,884	$6,078,466	$6,285,494
6/30/2021	$8,485,000	$7,299,820	$6,527,876	$6,822,830
9/30/2021	$8,715,000	$7,028,555	$6,459,042	$6,862,542
12/31/2021	$8,490,000	$6,488,588	$6,890,272	$7,619,282
3/31/2022	$7,075,000	$5,659,565	$6,520,899	$7,268,909
6/30/2022	$5,490,000	$4,369,154	$5,499,693	$6,098,533
9/30/2022	$5,394,111	$4,142,789	$5,124,630	$5,800,766
12/31/2022	$5,662,802	$4,304,766	$5,624,942	$6,239,364
3/31/2023	$5,941,633	$4,659,651	$6,035,890	$6,707,135
6/30/2023	$6,250,882	$4,929,116	$6,408,744	$7,293,481
9/30/2023	$6,331,996	$4,595,430	$6,190,682	$7,054,736
12/31/2023	$7,209,046	$5,309,620	$6,873,784	$7,879,545
3/31/2024	$7,665,315	$5,500,693	$7,437,186	$8,711,304
6/30/2024	$7,498,017	$5,182,632	$7,650,576	$9,084,478

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$59,587,433
# of Issuers	46
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$240,754
Class/Index Name	1 Year	Since Inception 12/31/2019
R6	19.95%	9.43%
FactSet Global FinTech Index	5.14%	0.80%
MSCI ACWI Index	19.38%	9.91%
S&P 500 Index	24.56%	14.19%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron FinTech Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Intuit, Inc.	4.9%
S&P Global, Inc.	4.8%
Fair Isaac Corp.	4.7%
MasterCard, Incorporated	4.7%
Visa, Inc.	4.6%
Apollo Global Management, Inc.	4.5%
The Progressive Corp.	4.0%
MercadoLibre, Inc.	3.7%
Fiserv, Inc.	3.3%
Tradeweb Markets, Inc.	3.3%
Total	42.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	69.0%
Information Technology	19.4%
Industrials	5.1%
Consumer Discretionary	3.7%
Real Estate	1.3%
Cash and Cash Equivalents	1.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Material Fund Changes

This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.

Effective July 1, 2024, the classification status of the Fund has changed from non-diversified to diversified and the risks of operating as a non-diversified fund no longer apply to the Fund. The Fund will not operate as a non-diversified fund in the future without first seeking and obtaining shareholder approval to do so or as otherwise may be allowed under the Investment Company Act of 1940, as amended or the rules or interpretations thereof.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron FinTech Fund

Semi-Annual Shareholder Report June 30, 2024

R6: BFIUX

Semi-Annual Shareholder Report June 30, 2024

Baron FinTech Fund

Retail: BFINX

This semi-annual shareholder report contains important information about Baron FinTech Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$61Footnote Reference†	1.20%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	FactSet Global FinTech Index	MSCI ACWI Index	S&P 500 Index
12/31/2019	$10,000	$10,000	$10,000	$10,000
3/31/2020	$8,750	$7,262	$7,864	$8,040
6/30/2020	$11,540	$10,018	$9,375	$9,692
9/30/2020	$12,930	$11,107	$10,137	$10,557
12/31/2020	$14,690	$13,478	$11,626	$11,840
3/31/2021	$14,490	$13,852	$12,157	$12,571
6/30/2021	$16,910	$14,600	$13,056	$13,646
9/30/2021	$17,360	$14,057	$12,918	$13,725
12/31/2021	$16,900	$12,977	$13,781	$15,239
3/31/2022	$14,080	$11,319	$13,042	$14,538
6/30/2022	$10,910	$8,738	$10,999	$12,197
9/30/2022	$10,718	$8,286	$10,249	$11,602
12/31/2022	$11,246	$8,610	$11,250	$12,479
3/31/2023	$11,783	$9,319	$12,072	$13,414
6/30/2023	$12,402	$9,858	$12,818	$14,587
9/30/2023	$12,543	$9,191	$12,381	$14,110
12/31/2023	$14,277	$10,619	$13,748	$15,759
3/31/2024	$15,180	$11,001	$14,874	$17,423
6/30/2024	$14,825	$10,365	$15,301	$18,169

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$59,587,433
# of Issuers	46
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$240,754
Class/Index Name	1 Year	Since Inception 12/31/2019
Retail	19.54%	9.15%
FactSet Global FinTech Index	5.14%	0.80%
MSCI ACWI Index	19.38%	9.91%
S&P 500 Index	24.56%	14.19%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron FinTech Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Intuit, Inc.	4.9%
S&P Global, Inc.	4.8%
Fair Isaac Corp.	4.7%
MasterCard, Incorporated	4.7%
Visa, Inc.	4.6%
Apollo Global Management, Inc.	4.5%
The Progressive Corp.	4.0%
MercadoLibre, Inc.	3.7%
Fiserv, Inc.	3.3%
Tradeweb Markets, Inc.	3.3%
Total	42.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	69.0%
Information Technology	19.4%
Industrials	5.1%
Consumer Discretionary	3.7%
Real Estate	1.3%
Cash and Cash Equivalents	1.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Material Fund Changes

This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.

Effective July 1, 2024, the classification status of the Fund has changed from non-diversified to diversified and the risks of operating as a non-diversified fund no longer apply to the Fund. The Fund will not operate as a non-diversified fund in the future without first seeking and obtaining shareholder approval to do so or as otherwise may be allowed under the Investment Company Act of 1940, as amended or the rules or interpretations thereof.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron FinTech Fund

Semi-Annual Shareholder Report June 30, 2024

Retail: BFINX

Semi-Annual Shareholder Report June 30, 2024

Baron Focused Growth Fund

Institutional: BFGIX

This semi-annual shareholder report contains important information about Baron Focused Growth Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell 2500 Growth Index	Russell 3000 Index
6/30/2014	$1,000,000	$1,000,000	$1,000,000
9/30/2014	$958,543	$957,939	$1,000,110
12/31/2014	$1,002,000	$1,029,677	$1,052,517
3/31/2015	$1,036,864	$1,106,265	$1,071,466
6/30/2015	$1,069,636	$1,113,028	$1,072,942
9/30/2015	$922,317	$990,068	$995,162
12/31/2015	$980,735	$1,027,753	$1,057,555
3/31/2016	$972,593	$1,000,425	$1,067,796
6/30/2016	$985,916	$1,027,427	$1,095,885
9/30/2016	$996,279	$1,099,189	$1,144,079
12/31/2016	$990,264	$1,127,732	$1,192,237
3/31/2017	$1,074,943	$1,198,224	$1,260,711
6/30/2017	$1,183,143	$1,247,662	$1,298,727
9/30/2017	$1,221,052	$1,319,754	$1,358,096
12/31/2017	$1,253,618	$1,403,525	$1,444,163
3/31/2018	$1,267,227	$1,436,910	$1,434,857
6/30/2018	$1,428,132	$1,516,337	$1,490,655
9/30/2018	$1,469,448	$1,625,003	$1,596,848
12/31/2018	$1,304,650	$1,298,728	$1,368,464
3/31/2019	$1,462,985	$1,545,315	$1,560,643
6/30/2019	$1,479,142	$1,609,322	$1,624,553
9/30/2019	$1,472,679	$1,558,142	$1,643,438
12/31/2019	$1,700,343	$1,722,819	$1,792,948
3/31/2020	$1,415,719	$1,322,801	$1,418,227
6/30/2020	$1,991,549	$1,757,603	$1,730,628
9/30/2020	$2,861,777	$1,922,345	$1,889,976
12/31/2020	$3,787,482	$2,420,027	$2,167,455
3/31/2021	$3,791,732	$2,480,227	$2,305,022
6/30/2021	$3,883,529	$2,629,935	$2,494,951
9/30/2021	$4,072,278	$2,537,048	$2,492,413
12/31/2021	$4,513,251	$2,542,104	$2,723,648
3/31/2022	$4,150,938	$2,229,319	$2,579,881
6/30/2022	$3,324,471	$1,793,471	$2,149,011
9/30/2022	$3,396,821	$1,791,287	$2,053,067
12/31/2022	$3,243,409	$1,875,798	$2,200,519
3/31/2023	$3,713,437	$1,998,546	$2,358,523
6/30/2023	$3,987,620	$2,126,752	$2,556,327
9/30/2023	$3,776,542	$1,981,349	$2,473,149
12/31/2023	$4,144,296	$2,230,890	$2,771,704
3/31/2024	$4,213,929	$2,420,698	$3,049,411
6/30/2024	$4,205,225	$2,318,661	$3,147,479

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$1,411,727,163
# of Issuers	36
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$6,739,604
Class/Index Name	1 Year	5 Years	10 Years
Institutional	5.46%	23.24%	15.45%
Russell 2500 Growth Index	9.02%	7.58%	8.77%
Russell 3000 Index	23.13%	14.14%	12.15%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Focused Growth Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Space Exploration Technologies Corp.	10.3%
Tesla, Inc.	8.6%
Arch Capital Group Ltd.	6.4%
Spotify Technology SA	5.8%
Hyatt Hotels Corp.	5.4%
Guidewire Software, Inc.	5.1%
Vail Resorts, Inc.	4.6%
On Holding AG	4.2%
Interactive Brokers Group, Inc.	4.1%
Red Rock Resorts, Inc.	3.9%
Total	58.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Consumer Discretionary	38.7%
Financials	18.1%
Industrials	13.3%
Information Technology	11.2%
Communication Services	7.2%
Real Estate	6.8%
Health Care	3.1%
Cash and Cash Equivalents	1.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Focused Growth Fund

Semi-Annual Shareholder Report June 30, 2024

Institutional: BFGIX

Semi-Annual Shareholder Report June 30, 2024

Baron Focused Growth Fund

R6: BFGUX

This semi-annual shareholder report contains important information about Baron Focused Growth Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$53	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell 2500 Growth Index	Russell 3000 Index
6/30/2014	$5,000,000	$5,000,000	$5,000,000
9/30/2014	$4,792,714	$4,789,697	$5,000,549
12/31/2014	$5,009,999	$5,148,387	$5,262,585
3/31/2015	$5,184,320	$5,531,324	$5,357,330
6/30/2015	$5,348,182	$5,565,138	$5,364,709
9/30/2015	$4,611,585	$4,950,342	$4,975,809
12/31/2015	$4,903,675	$5,138,765	$5,287,775
3/31/2016	$4,862,966	$5,002,124	$5,338,979
6/30/2016	$4,929,582	$5,137,135	$5,479,425
9/30/2016	$4,981,394	$5,495,946	$5,720,393
12/31/2016	$4,951,103	$5,638,660	$5,961,185
3/31/2017	$5,374,475	$5,991,119	$6,303,553
6/30/2017	$5,915,451	$6,238,310	$6,493,637
9/30/2017	$6,108,907	$6,598,770	$6,790,481
12/31/2017	$6,271,733	$7,017,626	$7,220,816
3/31/2018	$6,339,774	$7,184,550	$7,174,284
6/30/2018	$7,140,251	$7,581,683	$7,453,273
9/30/2018	$7,350,818	$8,125,014	$7,984,238
12/31/2018	$6,526,880	$6,493,642	$6,842,322
3/31/2019	$7,318,507	$7,726,577	$7,803,215
6/30/2019	$7,395,246	$8,046,610	$8,122,764
9/30/2019	$7,366,974	$7,790,710	$8,217,190
12/31/2019	$8,505,221	$8,614,095	$8,964,739
3/31/2020	$7,082,200	$6,614,006	$7,091,136
6/30/2020	$9,961,143	$8,788,016	$8,653,141
9/30/2020	$14,316,083	$9,611,724	$9,449,881
12/31/2020	$18,948,352	$12,100,137	$10,837,276
3/31/2021	$18,965,350	$12,401,136	$11,525,108
6/30/2021	$19,428,541	$13,149,675	$12,474,753
9/30/2021	$20,372,328	$12,685,240	$12,462,065
12/31/2021	$22,576,970	$12,710,519	$13,618,240
3/31/2022	$20,765,721	$11,146,594	$12,899,407
6/30/2022	$16,629,221	$8,967,356	$10,745,057
9/30/2022	$16,996,358	$8,956,436	$10,265,333
12/31/2022	$16,229,482	$9,378,989	$11,002,594
3/31/2023	$18,579,059	$9,992,729	$11,792,613
6/30/2023	$19,949,645	$10,633,759	$12,781,637
9/30/2023	$18,894,511	$9,906,744	$12,365,745
12/31/2023	$20,732,837	$11,154,449	$13,858,519
3/31/2024	$21,080,923	$12,103,488	$15,247,052
6/30/2024	$21,042,851	$11,593,307	$15,737,396

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$1,411,727,163
# of Issuers	36
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$6,739,604
Class/Index Name	1 Year	5 Years	10 Years
R6	5.48%	23.26%	15.46%
Russell 2500 Growth Index	9.02%	7.58%	8.77%
Russell 3000 Index	23.13%	14.14%	12.15%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Baron Focused Growth Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Space Exploration Technologies Corp.	10.3%
Tesla, Inc.	8.6%
Arch Capital Group Ltd.	6.4%
Spotify Technology SA	5.8%
Hyatt Hotels Corp.	5.4%
Guidewire Software, Inc.	5.1%
Vail Resorts, Inc.	4.6%
On Holding AG	4.2%
Interactive Brokers Group, Inc.	4.1%
Red Rock Resorts, Inc.	3.9%
Total	58.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Consumer Discretionary	38.7%
Financials	18.1%
Industrials	13.3%
Information Technology	11.2%
Communication Services	7.2%
Real Estate	6.8%
Health Care	3.1%
Cash and Cash Equivalents	1.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Focused Growth Fund

Semi-Annual Shareholder Report June 30, 2024

R6: BFGUX

Semi-Annual Shareholder Report June 30, 2024

Baron Focused Growth Fund

Retail: BFGFX

This semi-annual shareholder report contains important information about Baron Focused Growth Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$66	1.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell 2500 Growth Index	Russell 3000 Index
6/30/2014	$10,000	$10,000	$10,000
9/30/2014	$9,581	$9,579	$10,001
12/31/2014	$10,013	$10,297	$10,525
3/31/2015	$10,351	$11,063	$10,715
6/30/2015	$10,669	$11,130	$10,729
9/30/2015	$9,197	$9,901	$9,952
12/31/2015	$9,771	$10,278	$10,576
3/31/2016	$9,682	$10,004	$10,678
6/30/2016	$9,809	$10,274	$10,959
9/30/2016	$9,906	$10,992	$11,441
12/31/2016	$9,837	$11,277	$11,922
3/31/2017	$10,676	$11,982	$12,607
6/30/2017	$11,744	$12,477	$12,987
9/30/2017	$12,118	$13,198	$13,581
12/31/2017	$12,430	$14,035	$14,442
3/31/2018	$12,552	$14,369	$14,349
6/30/2018	$14,136	$15,163	$14,907
9/30/2018	$14,537	$16,250	$15,969
12/31/2018	$12,897	$12,987	$13,685
3/31/2019	$14,463	$15,453	$15,606
6/30/2019	$14,602	$16,093	$16,246
9/30/2019	$14,537	$15,581	$16,434
12/31/2019	$16,770	$17,228	$17,930
3/31/2020	$13,953	$13,228	$14,182
6/30/2020	$19,621	$17,576	$17,306
9/30/2020	$28,179	$19,223	$18,900
12/31/2020	$37,265	$24,200	$21,675
3/31/2021	$37,273	$24,802	$23,050
6/30/2021	$38,158	$26,299	$24,950
9/30/2021	$39,981	$25,371	$24,924
12/31/2021	$44,283	$25,421	$27,237
3/31/2022	$40,702	$22,293	$25,799
6/30/2022	$32,575	$17,935	$21,490
9/30/2022	$33,271	$17,913	$20,531
12/31/2022	$31,751	$18,758	$22,005
3/31/2023	$36,312	$19,986	$23,585
6/30/2023	$38,975	$21,268	$25,563
9/30/2023	$36,889	$19,814	$24,732
12/31/2023	$40,451	$22,309	$27,717
3/31/2024	$41,106	$24,207	$30,494
6/30/2024	$40,995	$23,187	$31,475

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$1,411,727,163
# of Issuers	36
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$6,739,604
Class/Index Name	1 Year	5 Years	10 Years
Retail	5.18%	22.93%	15.15%
Russell 2500 Growth Index	9.02%	7.58%	8.77%
Russell 3000 Index	23.13%	14.14%	12.15%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Focused Growth Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Space Exploration Technologies Corp.	10.3%
Tesla, Inc.	8.6%
Arch Capital Group Ltd.	6.4%
Spotify Technology SA	5.8%
Hyatt Hotels Corp.	5.4%
Guidewire Software, Inc.	5.1%
Vail Resorts, Inc.	4.6%
On Holding AG	4.2%
Interactive Brokers Group, Inc.	4.1%
Red Rock Resorts, Inc.	3.9%
Total	58.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Consumer Discretionary	38.7%
Financials	18.1%
Industrials	13.3%
Information Technology	11.2%
Communication Services	7.2%
Real Estate	6.8%
Health Care	3.1%
Cash and Cash Equivalents	1.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Focused Growth Fund

Semi-Annual Shareholder Report June 30, 2024

Retail: BFGFX

Semi-Annual Shareholder Report June 30, 2024

Baron Global Advantage Fund

Institutional: BGAIX

This semi-annual shareholder report contains important information about Baron Global Advantage Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47Footnote Reference†	0.92%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	MSCI ACWI Index	MSCI ACWI Growth Index
6/30/2014	$1,000,000	$1,000,000	$1,000,000
9/30/2014	$980,631	$976,950	$982,911
12/31/2014	$991,041	$980,982	$1,000,246
3/31/2015	$1,016,025	$1,003,609	$1,043,823
6/30/2015	$1,049,338	$1,007,102	$1,048,571
9/30/2015	$857,561	$911,931	$958,534
12/31/2015	$976,086	$957,792	$1,015,748
3/31/2016	$927,979	$960,074	$1,012,680
6/30/2016	$937,740	$969,567	$1,020,196
9/30/2016	$1,041,623	$1,020,972	$1,074,105
12/31/2016	$967,022	$1,033,116	$1,048,944
3/31/2017	$1,131,563	$1,104,486	$1,144,225
6/30/2017	$1,220,805	$1,151,682	$1,209,647
9/30/2017	$1,318,413	$1,211,364	$1,279,331
12/31/2017	$1,448,791	$1,280,775	$1,363,638
3/31/2018	$1,548,491	$1,268,460	$1,372,805
6/30/2018	$1,634,944	$1,275,228	$1,403,894
9/30/2018	$1,630,064	$1,329,768	$1,467,903
12/31/2018	$1,395,803	$1,160,182	$1,252,764
3/31/2019	$1,761,138	$1,301,453	$1,434,143
6/30/2019	$1,881,754	$1,348,460	$1,504,422
9/30/2019	$1,808,548	$1,348,111	$1,508,451
12/31/2019	$2,030,259	$1,468,781	$1,662,709
3/31/2020	$1,875,480	$1,154,973	$1,401,425
6/30/2020	$2,745,591	$1,376,946	$1,753,809
9/30/2020	$3,105,348	$1,488,896	$1,964,231
12/31/2020	$3,643,590	$1,707,529	$2,221,344
3/31/2021	$3,576,658	$1,785,587	$2,227,624
6/30/2021	$4,002,650	$1,917,603	$2,449,966
9/30/2021	$3,806,038	$1,897,383	$2,432,210
12/31/2021	$3,676,358	$2,024,060	$2,601,246
3/31/2022	$2,839,016	$1,915,554	$2,348,391
6/30/2022	$1,920,798	$1,615,569	$1,875,083
9/30/2022	$1,954,243	$1,505,391	$1,763,900
12/31/2022	$1,780,328	$1,652,361	$1,857,075
3/31/2023	$1,947,854	$1,773,080	$2,113,024
6/30/2023	$2,072,790	$1,882,608	$2,307,337
9/30/2023	$1,947,145	$1,818,551	$2,194,395
12/31/2023	$2,235,347	$2,019,216	$2,473,985
3/31/2024	$2,315,562	$2,184,719	$2,709,108
6/30/2024	$2,393,646	$2,247,403	$2,877,170

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$600,375,556
# of Issuers	41
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$2,661,918
Class/Index Name	1 Year	5 Years	10 Years
Institutional	15.48%	4.93%	9.12%
MSCI ACWI Index	19.38%	10.76%	8.43%
MSCI ACWI Growth Index	24.70%	13.85%	11.15%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Semi-Annual Shareholder Report | 1

Baron Global Advantage Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
NVIDIA Corp.	9.6%
MercadoLibre, Inc.	9.0%
Shopify, Inc.	7.0%
Coupang, Inc.	6.2%
Space Exploration Technologies Corp.	6.1%
Crowdstrike Holdings, Inc.	5.4%
Cloudflare, Inc.	4.9%
ASML Holding N.V.	4.0%
argenx SE	3.9%
Datadog, Inc.	3.8%
Total	59.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	51.0%
Consumer Discretionary	26.1%
Industrials	10.3%
Financials	7.3%
Health Care	5.2%
Materials	0.1%
Communication Services	0.0%
Cash and Cash Equivalents	0.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
United States	46.6%
Argentina	11.0%
Netherlands	9.8%
Canada	7.0%
India	6.2%
Korea, Republic Of	6.2%
Israel	4.6%
United Kingdom	2.7%
Poland	2.4%
Others	3.6%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Global Advantage Fund

Semi-Annual Shareholder Report June 30, 2024

Institutional: BGAIX

Semi-Annual Shareholder Report June 30, 2024

Baron Global Advantage Fund

R6: BGLUX

This semi-annual shareholder report contains important information about Baron Global Advantage Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$47Footnote Reference†	0.92%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	MSCI ACWI Index	MSCI ACWI Growth Index
6/30/2014	$5,000,000	$5,000,000	$5,000,000
9/30/2014	$4,903,154	$4,884,749	$4,914,555
12/31/2014	$4,955,205	$4,904,910	$5,001,231
3/31/2015	$5,080,126	$5,018,045	$5,219,116
6/30/2015	$5,246,688	$5,035,509	$5,242,855
9/30/2015	$4,287,807	$4,559,656	$4,792,672
12/31/2015	$4,880,430	$4,788,961	$5,078,738
3/31/2016	$4,639,895	$4,800,368	$5,063,401
6/30/2016	$4,688,699	$4,847,836	$5,100,979
9/30/2016	$5,211,602	$5,104,860	$5,370,525
12/31/2016	$4,835,112	$5,165,579	$5,244,719
3/31/2017	$5,661,299	$5,522,428	$5,721,126
6/30/2017	$6,107,510	$5,758,412	$6,048,235
9/30/2017	$6,595,553	$6,056,818	$6,396,653
12/31/2017	$7,247,439	$6,403,877	$6,818,190
3/31/2018	$7,749,426	$6,342,299	$6,864,024
6/30/2018	$8,178,207	$6,376,142	$7,019,470
9/30/2018	$8,153,805	$6,648,841	$7,339,515
12/31/2018	$6,982,501	$5,800,912	$6,263,818
3/31/2019	$8,812,663	$6,507,264	$7,170,712
6/30/2019	$9,415,744	$6,742,299	$7,522,111
9/30/2019	$9,046,226	$6,740,553	$7,542,254
12/31/2019	$10,154,781	$7,343,903	$8,313,544
3/31/2020	$9,380,884	$5,774,864	$7,007,122
6/30/2020	$13,734,925	$6,884,729	$8,769,047
9/30/2020	$15,537,198	$7,444,477	$9,821,154
12/31/2020	$18,224,921	$8,537,645	$11,106,719
3/31/2021	$17,893,749	$8,927,933	$11,138,122
6/30/2021	$20,023,708	$9,588,017	$12,249,830
9/30/2021	$19,040,650	$9,486,915	$12,161,049
12/31/2021	$18,392,250	$10,120,297	$13,006,229
3/31/2022	$14,205,538	$9,577,770	$11,741,955
6/30/2022	$9,610,962	$8,077,842	$9,375,415
9/30/2022	$9,778,187	$7,526,956	$8,819,501
12/31/2022	$8,908,620	$8,261,806	$9,285,374
3/31/2023	$9,746,244	$8,865,398	$10,565,121
6/30/2023	$10,370,912	$9,413,038	$11,536,687
9/30/2023	$9,742,694	$9,092,753	$10,971,974
12/31/2023	$11,183,690	$10,096,081	$12,369,923
3/31/2024	$11,581,206	$10,923,594	$13,545,540
6/30/2024	$11,975,173	$11,237,016	$14,385,849

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$600,375,556
# of Issuers	41
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$2,661,918
Class/Index Name	1 Year	5 Years	10 Years
R6	15.47%	4.93%	9.13%
MSCI ACWI Index	19.38%	10.76%	8.43%
MSCI ACWI Growth Index	24.70%	13.85%	11.15%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Semi-Annual Shareholder Report | 1

Baron Global Advantage Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
NVIDIA Corp.	9.6%
MercadoLibre, Inc.	9.0%
Shopify, Inc.	7.0%
Coupang, Inc.	6.2%
Space Exploration Technologies Corp.	6.1%
Crowdstrike Holdings, Inc.	5.4%
Cloudflare, Inc.	4.9%
ASML Holding N.V.	4.0%
argenx SE	3.9%
Datadog, Inc.	3.8%
Total	59.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	51.0%
Consumer Discretionary	26.1%
Industrials	10.3%
Financials	7.3%
Health Care	5.2%
Materials	0.1%
Communication Services	0.0%
Cash and Cash Equivalents	0.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
United States	46.6%
Argentina	11.0%
Netherlands	9.8%
Canada	7.0%
India	6.2%
Korea, Republic Of	6.2%
Israel	4.6%
United Kingdom	2.7%
Poland	2.4%
Others	3.6%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Global Advantage Fund

Semi-Annual Shareholder Report June 30, 2024

R6: BGLUX

Semi-Annual Shareholder Report June 30, 2024

Baron Global Advantage Fund

Retail: BGAFX

This semi-annual shareholder report contains important information about Baron Global Advantage Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$60Footnote Reference†	1.17%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	MSCI ACWI Index	MSCI ACWI Growth Index
6/30/2014	$10,000	$10,000	$10,000
9/30/2014	$9,798	$9,770	$9,829
12/31/2014	$9,903	$9,810	$10,003
3/31/2015	$10,154	$10,036	$10,438
6/30/2015	$10,475	$10,071	$10,486
9/30/2015	$8,557	$9,119	$9,585
12/31/2015	$9,733	$9,578	$10,158
3/31/2016	$9,250	$9,601	$10,127
6/30/2016	$9,341	$9,696	$10,202
9/30/2016	$10,370	$10,210	$10,741
12/31/2016	$9,621	$10,331	$10,489
3/31/2017	$11,258	$11,045	$11,442
6/30/2017	$12,147	$11,517	$12,097
9/30/2017	$13,105	$12,114	$12,793
12/31/2017	$14,393	$12,808	$13,636
3/31/2018	$15,372	$12,685	$13,728
6/30/2018	$16,226	$12,752	$14,039
9/30/2018	$16,163	$13,298	$14,679
12/31/2018	$13,833	$11,602	$12,528
3/31/2019	$17,444	$13,015	$14,341
6/30/2019	$18,626	$13,485	$15,044
9/30/2019	$17,891	$13,481	$15,085
12/31/2019	$20,068	$14,688	$16,627
3/31/2020	$18,528	$11,550	$14,014
6/30/2020	$27,107	$13,770	$17,538
9/30/2020	$30,640	$14,889	$19,642
12/31/2020	$35,923	$17,075	$22,213
3/31/2021	$35,244	$17,856	$22,276
6/30/2021	$39,414	$19,176	$24,500
9/30/2021	$37,462	$18,974	$24,322
12/31/2021	$36,161	$20,241	$26,013
3/31/2022	$27,911	$19,156	$23,484
6/30/2022	$18,871	$16,156	$18,751
9/30/2022	$19,186	$15,054	$17,639
12/31/2022	$17,468	$16,524	$18,571
3/31/2023	$19,100	$17,731	$21,130
6/30/2023	$20,312	$18,826	$23,073
9/30/2023	$19,072	$18,186	$21,944
12/31/2023	$21,880	$20,192	$24,740
3/31/2024	$22,649	$21,847	$27,091
6/30/2024	$23,398	$22,474	$28,772

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$600,375,556
# of Issuers	41
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$2,661,918
Class/Index Name	1 Year	5 Years	10 Years
Retail	15.19%	4.67%	8.87%
MSCI ACWI Index	19.38%	10.76%	8.43%
MSCI ACWI Growth Index	24.70%	13.85%	11.15%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Semi-Annual Shareholder Report | 1

Baron Global Advantage Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
NVIDIA Corp.	9.6%
MercadoLibre, Inc.	9.0%
Shopify, Inc.	7.0%
Coupang, Inc.	6.2%
Space Exploration Technologies Corp.	6.1%
Crowdstrike Holdings, Inc.	5.4%
Cloudflare, Inc.	4.9%
ASML Holding N.V.	4.0%
argenx SE	3.9%
Datadog, Inc.	3.8%
Total	59.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	51.0%
Consumer Discretionary	26.1%
Industrials	10.3%
Financials	7.3%
Health Care	5.2%
Materials	0.1%
Communication Services	0.0%
Cash and Cash Equivalents	0.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
United States	46.6%
Argentina	11.0%
Netherlands	9.8%
Canada	7.0%
India	6.2%
Korea, Republic Of	6.2%
Israel	4.6%
United Kingdom	2.7%
Poland	2.4%
Others	3.6%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Global Advantage Fund

Semi-Annual Shareholder Report June 30, 2024

Retail: BGAFX

Semi-Annual Shareholder Report June 30, 2024

Baron Health Care Fund

Institutional: BHCHX

This semi-annual shareholder report contains important information about Baron Health Care Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44Footnote Reference†	0.85%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell 3000 Health Care Index	Russell 3000 Index
4/30/2018	$1,000,000	$1,000,000	$1,000,000
6/30/2018	$1,049,000	$1,033,818	$1,034,955
9/30/2018	$1,160,000	$1,174,485	$1,108,684
12/31/2018	$953,000	$1,048,493	$950,119
3/31/2019	$1,096,000	$1,139,446	$1,083,547
6/30/2019	$1,165,000	$1,155,765	$1,127,920
9/30/2019	$1,095,000	$1,114,029	$1,141,032
12/31/2019	$1,292,000	$1,280,313	$1,244,835
3/31/2020	$1,171,000	$1,115,358	$984,669
6/30/2020	$1,460,000	$1,303,590	$1,201,567
9/30/2020	$1,630,000	$1,388,046	$1,312,202
12/31/2020	$1,908,533	$1,527,934	$1,504,854
3/31/2021	$1,919,653	$1,560,608	$1,600,366
6/30/2021	$2,139,013	$1,687,967	$1,732,233
9/30/2021	$2,164,263	$1,690,815	$1,730,471
12/31/2021	$2,208,650	$1,812,124	$1,891,016
3/31/2022	$1,989,221	$1,729,555	$1,791,200
6/30/2022	$1,790,299	$1,601,125	$1,492,049
9/30/2022	$1,682,635	$1,525,539	$1,425,435
12/31/2022	$1,835,415	$1,701,601	$1,527,810
3/31/2023	$1,767,741	$1,645,925	$1,637,512
6/30/2023	$1,930,775	$1,702,561	$1,774,847
9/30/2023	$1,813,882	$1,636,510	$1,717,096
12/31/2023	$1,953,333	$1,750,387	$1,924,381
3/31/2024	$2,127,646	$1,899,532	$2,117,192
6/30/2024	$2,073,301	$1,880,197	$2,185,281

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$232,868,279
# of Issuers	41
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$857,719
Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
Institutional	7.38%	12.22%	12.54%
Russell 3000 Health Care Index	10.43%	10.22%	10.78%
Russell 3000 Index	23.13%	14.14%	13.52%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Health Care Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Eli Lilly & Co.	9.3%
UnitedHealth Group, Incorporated	7.3%
Intuitive Surgical, Inc.	5.8%
Boston Scientific Corp.	5.3%
Merck & Co., Inc.	4.8%
Thermo Fisher Scientific, Inc.	4.7%
Vertex Pharmaceuticals, Incorporated	4.6%
argenx SE	4.1%
ICON plc	3.2%
Stryker Corp.	3.2%
Total	52.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Health Care	95.8%
Cash and Cash Equivalents	4.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Health Care Fund

Semi-Annual Shareholder Report June 30, 2024

Institutional: BHCHX

Semi-Annual Shareholder Report June 30, 2024

Baron Health Care Fund

R6: BHCUX

This semi-annual shareholder report contains important information about Baron Health Care Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44Footnote Reference†	0.85%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell 3000 Health Care Index	Russell 3000 Index
4/30/2018	$5,000,000	$5,000,000	$5,000,000
6/30/2018	$5,240,000	$5,169,090	$5,174,774
9/30/2018	$5,800,000	$5,872,427	$5,543,420
12/31/2018	$4,760,000	$5,242,463	$4,750,593
3/31/2019	$5,475,000	$5,697,230	$5,417,737
6/30/2019	$5,825,000	$5,778,827	$5,639,598
9/30/2019	$5,475,000	$5,570,145	$5,705,158
12/31/2019	$6,455,000	$6,401,566	$6,224,177
3/31/2020	$5,855,000	$5,576,789	$4,923,344
6/30/2020	$7,300,000	$6,517,948	$6,007,836
9/30/2020	$8,150,000	$6,940,232	$6,561,009
12/31/2020	$9,537,612	$7,639,671	$7,524,271
3/31/2021	$9,598,264	$7,803,040	$8,001,830
6/30/2021	$10,690,010	$8,439,835	$8,661,164
9/30/2021	$10,816,260	$8,454,076	$8,652,355
12/31/2021	$11,043,325	$9,060,622	$9,455,082
3/31/2022	$9,941,043	$8,647,772	$8,956,000
6/30/2022	$8,951,553	$8,005,623	$7,460,244
9/30/2022	$8,408,103	$7,627,694	$7,127,174
12/31/2022	$9,177,137	$8,508,004	$7,639,051
3/31/2023	$8,833,635	$8,229,624	$8,187,558
6/30/2023	$9,653,938	$8,512,807	$8,874,232
9/30/2023	$9,069,472	$8,182,549	$8,585,480
12/31/2023	$9,766,729	$8,751,936	$9,621,907
3/31/2024	$10,633,174	$9,497,661	$10,585,959
6/30/2024	$10,361,449	$9,400,986	$10,926,402

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$232,868,279
# of Issuers	41
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$857,719
Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
R6	7.33%	12.21%	12.54%
Russell 3000 Health Care Index	10.43%	10.22%	10.78%
Russell 3000 Index	23.13%	14.14%	13.52%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Health Care Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Eli Lilly & Co.	9.3%
UnitedHealth Group, Incorporated	7.3%
Intuitive Surgical, Inc.	5.8%
Boston Scientific Corp.	5.3%
Merck & Co., Inc.	4.8%
Thermo Fisher Scientific, Inc.	4.7%
Vertex Pharmaceuticals, Incorporated	4.6%
argenx SE	4.1%
ICON plc	3.2%
Stryker Corp.	3.2%
Total	52.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Health Care	95.8%
Cash and Cash Equivalents	4.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Health Care Fund

Semi-Annual Shareholder Report June 30, 2024

R6: BHCUX

Semi-Annual Shareholder Report June 30, 2024

Baron Health Care Fund

Retail: BHCFX

This semi-annual shareholder report contains important information about Baron Health Care Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$56Footnote Reference†	1.10%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell 3000 Health Care Index	Russell 3000 Index
4/30/2018	$10,000	$10,000	$10,000
6/30/2018	$10,480	$10,338	$10,350
9/30/2018	$11,590	$11,745	$11,087
12/31/2018	$9,510	$10,485	$9,501
3/31/2019	$10,930	$11,395	$10,836
6/30/2019	$11,620	$11,558	$11,279
9/30/2019	$10,910	$11,140	$11,410
12/31/2019	$12,860	$12,803	$12,448
3/31/2020	$11,650	$11,154	$9,847
6/30/2020	$14,520	$13,036	$12,016
9/30/2020	$16,200	$13,881	$13,122
12/31/2020	$18,955	$15,279	$15,049
3/31/2021	$19,056	$15,606	$16,004
6/30/2021	$21,220	$16,880	$17,322
9/30/2021	$21,452	$16,908	$17,305
12/31/2021	$21,886	$18,121	$18,910
3/31/2022	$19,691	$17,296	$17,912
6/30/2022	$17,722	$16,011	$14,921
9/30/2022	$16,635	$15,255	$14,254
12/31/2022	$18,142	$17,016	$15,278
3/31/2023	$17,455	$16,459	$16,375
6/30/2023	$19,065	$17,026	$17,749
9/30/2023	$17,896	$16,365	$17,171
12/31/2023	$19,260	$17,504	$19,244
3/31/2024	$20,963	$18,995	$21,172
6/30/2024	$20,419	$18,802	$21,853

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$232,868,279
# of Issuers	41
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$857,719
Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
Retail	7.10%	11.94%	12.27%
Russell 3000 Health Care Index	10.43%	10.22%	10.78%
Russell 3000 Index	23.13%	14.14%	13.52%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Health Care Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Eli Lilly & Co.	9.3%
UnitedHealth Group, Incorporated	7.3%
Intuitive Surgical, Inc.	5.8%
Boston Scientific Corp.	5.3%
Merck & Co., Inc.	4.8%
Thermo Fisher Scientific, Inc.	4.7%
Vertex Pharmaceuticals, Incorporated	4.6%
argenx SE	4.1%
ICON plc	3.2%
Stryker Corp.	3.2%
Total	52.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Health Care	95.8%
Cash and Cash Equivalents	4.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Health Care Fund

Semi-Annual Shareholder Report June 30, 2024

Retail: BHCFX

Semi-Annual Shareholder Report June 30, 2024

Baron International Growth Fund

Institutional: BINIX

This semi-annual shareholder report contains important information about Baron International Growth Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48Footnote Reference†	0.96%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Growth Index
6/30/2014	$1,000,000	$1,000,000	$1,000,000
9/30/2014	$932,119	$947,341	$949,181
12/31/2014	$928,166	$910,686	$925,816
3/31/2015	$954,847	$942,468	$969,824
6/30/2015	$999,485	$947,431	$981,182
9/30/2015	$899,944	$832,125	$877,272
12/31/2015	$941,893	$859,122	$923,368
3/31/2016	$927,379	$855,889	$920,387
6/30/2016	$945,522	$850,376	$923,258
9/30/2016	$1,018,095	$909,148	$980,455
12/31/2016	$954,654	$897,740	$923,890
3/31/2017	$1,052,997	$968,306	$1,008,055
6/30/2017	$1,125,707	$1,024,300	$1,083,435
9/30/2017	$1,221,514	$1,087,430	$1,153,001
12/31/2017	$1,311,043	$1,141,851	$1,221,807
3/31/2018	$1,337,600	$1,128,350	$1,214,166
6/30/2018	$1,308,875	$1,098,846	$1,196,476
9/30/2018	$1,275,799	$1,106,596	$1,190,168
12/31/2018	$1,079,239	$979,732	$1,039,054
3/31/2019	$1,259,951	$1,080,779	$1,165,944
6/30/2019	$1,293,520	$1,113,005	$1,212,756
9/30/2019	$1,280,213	$1,092,997	$1,201,678
12/31/2019	$1,396,410	$1,190,521	$1,319,350
3/31/2020	$1,096,137	$912,474	$1,065,066
6/30/2020	$1,407,074	$1,059,559	$1,279,038
9/30/2020	$1,540,993	$1,125,805	$1,413,811
12/31/2020	$1,826,992	$1,317,335	$1,614,824
3/31/2021	$1,869,703	$1,363,356	$1,621,010
6/30/2021	$2,028,742	$1,438,017	$1,728,347
9/30/2021	$2,007,909	$1,395,049	$1,675,439
12/31/2021	$2,007,576	$1,420,404	$1,711,172
3/31/2022	$1,713,669	$1,343,119	$1,527,755
6/30/2022	$1,436,353	$1,158,750	$1,278,682
9/30/2022	$1,271,030	$1,043,968	$1,161,385
12/31/2022	$1,459,732	$1,193,094	$1,309,248
3/31/2023	$1,514,419	$1,275,012	$1,416,328
6/30/2023	$1,566,703	$1,306,087	$1,443,665
9/30/2023	$1,457,328	$1,256,810	$1,345,201
12/31/2023	$1,570,703	$1,379,407	$1,493,092
3/31/2024	$1,591,864	$1,444,053	$1,572,991
6/30/2024	$1,611,815	$1,457,901	$1,584,178

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$342,446,520
# of Issuers	95
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,740,990
Class/Index Name	1 Year	5 Years	10 Years
Institutional	2.88%	4.50%	4.89%
MSCI ACWI ex USA Index	11.62%	5.55%	3.84%
MSCI ACWI ex USA IMI Growth Index	9.73%	5.49%	4.71%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Semi-Annual Shareholder Report | 1

Baron International Growth Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Taiwan Semiconductor Manufacturing Co., Ltd.	3.2%
Linde Public Limited Company	2.8%
Arch Capital Group Ltd.	2.8%
Constellation Software, Inc.	2.7%
AstraZeneca PLC	2.4%
InPost SA	2.3%
eDreams ODIGEO SA	2.2%
argenx SE	2.1%
Symrise AG	2.1%
Novo Nordisk AS	1.9%
Total	24.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	16.8%
Industrials	15.1%
Financials	13.8%
Consumer Discretionary	12.4%
Health Care	11.8%
Materials	9.8%
Communication Services	7.7%
Consumer Staples	6.1%
Energy	3.1%
Real Estate	0.6%
Cash and Cash Equivalents	2.8%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
Japan	11.7%
India	10.4%
United Kingdom	8.4%
Netherlands	8.0%
China	6.8%
Korea, Republic Of	6.2%
France	5.7%
United States	4.4%
Israel	4.1%
Others	31.5%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron International Growth Fund

Semi-Annual Shareholder Report June 30, 2024

Institutional: BINIX

Semi-Annual Shareholder Report June 30, 2024

Baron International Growth Fund

R6: BIGUX

This semi-annual shareholder report contains important information about Baron International Growth Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$48Footnote Reference†	0.96%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Growth Index
6/30/2014	$5,000,000	$5,000,000	$5,000,000
9/30/2014	$4,660,597	$4,736,706	$4,745,903
12/31/2014	$4,640,832	$4,553,430	$4,629,080
3/31/2015	$4,774,233	$4,712,338	$4,849,118
6/30/2015	$4,997,424	$4,737,155	$4,905,908
9/30/2015	$4,499,719	$4,160,623	$4,386,359
12/31/2015	$4,709,466	$4,295,609	$4,616,841
3/31/2016	$4,636,893	$4,279,445	$4,601,933
6/30/2016	$4,727,609	$4,251,880	$4,616,288
9/30/2016	$5,090,474	$4,545,741	$4,902,274
12/31/2016	$4,773,272	$4,488,702	$4,619,449
3/31/2017	$5,264,984	$4,841,532	$5,040,272
6/30/2017	$5,628,537	$5,121,501	$5,417,175
9/30/2017	$6,107,572	$5,437,149	$5,765,006
12/31/2017	$6,555,216	$5,709,255	$6,109,034
3/31/2018	$6,688,000	$5,641,750	$6,070,829
6/30/2018	$6,544,376	$5,494,229	$5,982,377
9/30/2018	$6,378,981	$5,532,979	$5,950,840
12/31/2018	$5,396,184	$4,898,662	$5,195,271
3/31/2019	$6,299,744	$5,403,897	$5,829,720
6/30/2019	$6,467,588	$5,565,026	$6,063,780
9/30/2019	$6,401,054	$5,464,983	$6,008,388
12/31/2019	$6,982,039	$5,952,605	$6,596,751
3/31/2020	$5,483,482	$4,562,370	$5,325,330
6/30/2020	$7,035,359	$5,297,795	$6,395,191
9/30/2020	$7,699,335	$5,629,023	$7,069,054
12/31/2020	$9,129,328	$6,586,675	$8,074,122
3/31/2021	$9,342,880	$6,816,777	$8,105,051
6/30/2021	$10,138,078	$7,190,087	$8,641,735
9/30/2021	$10,033,913	$6,975,243	$8,377,194
12/31/2021	$10,032,248	$7,102,019	$8,555,857
3/31/2022	$8,565,632	$6,715,597	$7,638,775
6/30/2022	$7,179,013	$5,793,748	$6,393,411
9/30/2022	$6,352,375	$5,219,837	$5,806,925
12/31/2022	$7,295,916	$5,965,472	$6,546,239
3/31/2023	$7,566,358	$6,375,061	$7,081,640
6/30/2023	$7,830,790	$6,530,436	$7,218,323
9/30/2023	$7,283,897	$6,284,048	$6,726,005
12/31/2023	$7,850,795	$6,897,036	$7,465,459
3/31/2024	$7,956,600	$7,220,265	$7,864,956
6/30/2024	$8,053,337	$7,289,506	$7,920,890

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$342,446,520
# of Issuers	95
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,740,990
Class/Index Name	1 Year	5 Years	10 Years
R6	2.84%	4.48%	4.88%
MSCI ACWI ex USA Index	11.62%	5.55%	3.84%
MSCI ACWI ex USA IMI Growth Index	9.73%	5.49%	4.71%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Semi-Annual Shareholder Report | 1

Baron International Growth Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Taiwan Semiconductor Manufacturing Co., Ltd.	3.2%
Linde Public Limited Company	2.8%
Arch Capital Group Ltd.	2.8%
Constellation Software, Inc.	2.7%
AstraZeneca PLC	2.4%
InPost SA	2.3%
eDreams ODIGEO SA	2.2%
argenx SE	2.1%
Symrise AG	2.1%
Novo Nordisk AS	1.9%
Total	24.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	16.8%
Industrials	15.1%
Financials	13.8%
Consumer Discretionary	12.4%
Health Care	11.8%
Materials	9.8%
Communication Services	7.7%
Consumer Staples	6.1%
Energy	3.1%
Real Estate	0.6%
Cash and Cash Equivalents	2.8%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
Japan	11.7%
India	10.4%
United Kingdom	8.4%
Netherlands	8.0%
China	6.8%
Korea, Republic Of	6.2%
France	5.7%
United States	4.4%
Israel	4.1%
Others	31.5%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron International Growth Fund

Semi-Annual Shareholder Report June 30, 2024

R6: BIGUX

Semi-Annual Shareholder Report June 30, 2024

Baron International Growth Fund

Retail: BIGFX

This semi-annual shareholder report contains important information about Baron International Growth Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$61Footnote Reference†	1.21%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Growth Index
6/30/2014	$10,000	$10,000	$10,000
9/30/2014	$9,312	$9,473	$9,492
12/31/2014	$9,268	$9,107	$9,258
3/31/2015	$9,531	$9,425	$9,698
6/30/2015	$9,965	$9,474	$9,812
9/30/2015	$8,970	$8,321	$8,773
12/31/2015	$9,382	$8,591	$9,234
3/31/2016	$9,231	$8,559	$9,204
6/30/2016	$9,403	$8,504	$9,233
9/30/2016	$10,120	$9,092	$9,805
12/31/2016	$9,489	$8,977	$9,239
3/31/2017	$10,454	$9,683	$10,081
6/30/2017	$11,167	$10,243	$10,834
9/30/2017	$12,112	$10,874	$11,530
12/31/2017	$12,994	$11,419	$12,218
3/31/2018	$13,250	$11,284	$12,142
6/30/2018	$12,951	$10,989	$11,965
9/30/2018	$12,619	$11,066	$11,902
12/31/2018	$10,669	$9,797	$10,391
3/31/2019	$12,449	$10,808	$11,659
6/30/2019	$12,769	$11,130	$12,128
9/30/2019	$12,632	$10,930	$12,017
12/31/2019	$13,769	$11,905	$13,194
3/31/2020	$10,807	$9,125	$10,651
6/30/2020	$13,859	$10,596	$12,790
9/30/2020	$15,166	$11,258	$14,138
12/31/2020	$17,971	$13,173	$16,148
3/31/2021	$18,382	$13,634	$16,210
6/30/2021	$19,933	$14,380	$17,284
9/30/2021	$19,719	$13,951	$16,754
12/31/2021	$19,703	$14,204	$17,112
3/31/2022	$16,809	$13,431	$15,278
6/30/2022	$14,074	$11,588	$12,787
9/30/2022	$12,447	$10,440	$11,614
12/31/2022	$14,290	$11,931	$13,093
3/31/2023	$14,812	$12,750	$14,163
6/30/2023	$15,317	$13,061	$14,437
9/30/2023	$14,242	$12,568	$13,452
12/31/2023	$15,337	$13,794	$14,931
3/31/2024	$15,536	$14,441	$15,730
6/30/2024	$15,717	$14,579	$15,842

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$342,446,520
# of Issuers	95
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,740,990
Class/Index Name	1 Year	5 Years	10 Years
Retail	2.61%	4.24%	4.63%
MSCI ACWI ex USA Index	11.62%	5.55%	3.84%
MSCI ACWI ex USA IMI Growth Index	9.73%	5.49%	4.71%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Semi-Annual Shareholder Report | 1

Baron International Growth Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Taiwan Semiconductor Manufacturing Co., Ltd.	3.2%
Linde Public Limited Company	2.8%
Arch Capital Group Ltd.	2.8%
Constellation Software, Inc.	2.7%
AstraZeneca PLC	2.4%
InPost SA	2.3%
eDreams ODIGEO SA	2.2%
argenx SE	2.1%
Symrise AG	2.1%
Novo Nordisk AS	1.9%
Total	24.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	16.8%
Industrials	15.1%
Financials	13.8%
Consumer Discretionary	12.4%
Health Care	11.8%
Materials	9.8%
Communication Services	7.7%
Consumer Staples	6.1%
Energy	3.1%
Real Estate	0.6%
Cash and Cash Equivalents	2.8%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
Japan	11.7%
India	10.4%
United Kingdom	8.4%
Netherlands	8.0%
China	6.8%
Korea, Republic Of	6.2%
France	5.7%
United States	4.4%
Israel	4.1%
Others	31.5%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron International Growth Fund

Semi-Annual Shareholder Report June 30, 2024

Retail: BIGFX

Semi-Annual Shareholder Report June 30, 2024

Baron New Asia Fund

Institutional: BNAIX

This semi-annual shareholder report contains important information about Baron New Asia Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$65Footnote Reference†	1.20%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	MSCI AC Asia ex Japan Index	MSCI AC Asia ex Japan IMI Growth Index	MSCI AC Asia Index
7/30/2021	$1,000,000	$1,000,000	$1,000,000	$1,000,000
9/30/2021	$1,037,000	$980,151	$978,537	$1,008,221
12/31/2021	$1,017,000	$968,072	$963,316	$985,536
3/31/2022	$862,000	$890,688	$852,488	$911,640
6/30/2022	$794,000	$810,486	$763,072	$811,215
9/30/2022	$697,000	$698,364	$655,526	$716,097
12/31/2022	$743,000	$777,637	$729,624	$802,168
3/31/2023	$764,000	$811,394	$764,576	$842,281
6/30/2023	$780,000	$801,165	$750,277	$854,980
9/30/2023	$741,000	$774,378	$716,456	$832,060
12/31/2023	$786,000	$824,153	$761,485	$891,004
3/31/2024	$836,000	$843,736	$782,447	$940,949
6/30/2024	$926,000	$904,471	$841,750	$966,575

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$5,948,175
# of Issuers	76
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$24,088
Class/Index Name	1 Year	Since Inception 7/30/2021
Institutional	18.72%	(2.60%)
MSCI AC Asia ex Japan Index	12.89%	(3.38%)
MSCI AC Asia ex Japan IMI Growth Index	12.19%	(5.74%)
MSCI AC Asia Index	13.05%	(1.16%)

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Semi-Annual Shareholder Report | 1

Baron New Asia Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Bharti Airtel Ltd.	7.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.3%
Trent Ltd.	6.2%
Indus Towers Ltd.	5.3%
Reliance Industries Limited	4.0%
Tencent Holdings Limited	3.8%
Samsung Electronics Co., Ltd.	3.4%
Zomato Ltd.	3.2%
Jio Financial Services Ltd.	3.0%
Kaynes Technology India Ltd.	2.6%
Total	46.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	19.7%
Communication Services	19.2%
Consumer Discretionary	18.9%
Financials	11.6%
Industrials	11.1%
Consumer Staples	4.1%
Energy	4.0%
Health Care	3.3%
Utilities	2.2%
Materials	1.2%
Cash and Cash Equivalents	3.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
India	62.6%
China	13.4%
Taiwan	9.4%
Korea, Republic Of	8.0%
Japan	2.1%
Indonesia	1.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron New Asia Fund

Semi-Annual Shareholder Report June 30, 2024

Institutional: BNAIX

Semi-Annual Shareholder Report June 30, 2024

Baron New Asia Fund

R6: BNAUX

This semi-annual shareholder report contains important information about Baron New Asia Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$65Footnote Reference†	1.20%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	MSCI AC Asia ex Japan Index	MSCI AC Asia ex Japan IMI Growth Index	MSCI AC Asia Index
7/30/2021	$5,000,000	$5,000,000	$5,000,000	$5,000,000
9/30/2021	$5,185,000	$4,900,757	$4,892,686	$5,041,105
12/31/2021	$5,085,000	$4,840,361	$4,816,580	$4,927,678
3/31/2022	$4,315,000	$4,453,442	$4,262,439	$4,558,199
6/30/2022	$3,975,000	$4,052,428	$3,815,359	$4,056,073
9/30/2022	$3,490,000	$3,491,818	$3,277,629	$3,580,486
12/31/2022	$3,715,000	$3,888,184	$3,648,119	$4,010,842
3/31/2023	$3,825,000	$4,056,971	$3,822,882	$4,211,403
6/30/2023	$3,905,000	$4,005,826	$3,751,385	$4,274,898
9/30/2023	$3,710,000	$3,871,891	$3,582,280	$4,160,302
12/31/2023	$3,930,000	$4,120,765	$3,807,425	$4,455,022
3/31/2024	$4,185,000	$4,218,678	$3,912,234	$4,704,746
6/30/2024	$4,635,000	$4,522,355	$4,208,748	$4,832,874

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$5,948,175
# of Issuers	76
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$24,088
Class/Index Name	1 Year	Since Inception 7/30/2021
R6	18.69%	(2.56%)
MSCI AC Asia ex Japan Index	12.89%	(3.38%)
MSCI AC Asia ex Japan IMI Growth Index	12.19%	(5.74%)
MSCI AC Asia Index	13.05%	(1.16%)

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Semi-Annual Shareholder Report | 1

Baron New Asia Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Bharti Airtel Ltd.	7.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.3%
Trent Ltd.	6.2%
Indus Towers Ltd.	5.3%
Reliance Industries Limited	4.0%
Tencent Holdings Limited	3.8%
Samsung Electronics Co., Ltd.	3.4%
Zomato Ltd.	3.2%
Jio Financial Services Ltd.	3.0%
Kaynes Technology India Ltd.	2.6%
Total	46.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	19.7%
Communication Services	19.2%
Consumer Discretionary	18.9%
Financials	11.6%
Industrials	11.1%
Consumer Staples	4.1%
Energy	4.0%
Health Care	3.3%
Utilities	2.2%
Materials	1.2%
Cash and Cash Equivalents	3.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
India	62.6%
China	13.4%
Taiwan	9.4%
Korea, Republic Of	8.0%
Japan	2.1%
Indonesia	1.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron New Asia Fund

Semi-Annual Shareholder Report June 30, 2024

R6: BNAUX

Semi-Annual Shareholder Report June 30, 2024

Baron New Asia Fund

Retail: BNAFX

This semi-annual shareholder report contains important information about Baron New Asia Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$79Footnote Reference†	1.45%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	MSCI AC Asia ex Japan Index	MSCI AC Asia ex Japan IMI Growth Index	MSCI AC Asia Index
7/30/2021	$10,000	$10,000	$10,000	$10,000
9/30/2021	$10,370	$9,802	$9,785	$10,082
12/31/2021	$10,170	$9,681	$9,633	$9,855
3/31/2022	$8,610	$8,907	$8,525	$9,116
6/30/2022	$7,920	$8,105	$7,631	$8,112
9/30/2022	$6,950	$6,984	$6,555	$7,161
12/31/2022	$7,400	$7,776	$7,296	$8,022
3/31/2023	$7,610	$8,114	$7,646	$8,423
6/30/2023	$7,770	$8,012	$7,503	$8,550
9/30/2023	$7,370	$7,744	$7,165	$8,321
12/31/2023	$7,810	$8,242	$7,615	$8,910
3/31/2024	$8,310	$8,437	$7,825	$9,410
6/30/2024	$9,200	$9,045	$8,418	$9,666

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$5,948,175
# of Issuers	76
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$24,088
Class/Index Name	1 Year	Since Inception 7/30/2021
Retail	18.40%	(2.81%)
MSCI AC Asia ex Japan Index	12.89%	(3.38%)
MSCI AC Asia ex Japan IMI Growth Index	12.19%	(5.74%)
MSCI AC Asia Index	13.05%	(1.16%)

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Semi-Annual Shareholder Report | 1

Baron New Asia Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Bharti Airtel Ltd.	7.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.3%
Trent Ltd.	6.2%
Indus Towers Ltd.	5.3%
Reliance Industries Limited	4.0%
Tencent Holdings Limited	3.8%
Samsung Electronics Co., Ltd.	3.4%
Zomato Ltd.	3.2%
Jio Financial Services Ltd.	3.0%
Kaynes Technology India Ltd.	2.6%
Total	46.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	19.7%
Communication Services	19.2%
Consumer Discretionary	18.9%
Financials	11.6%
Industrials	11.1%
Consumer Staples	4.1%
Energy	4.0%
Health Care	3.3%
Utilities	2.2%
Materials	1.2%
Cash and Cash Equivalents	3.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
India	62.6%
China	13.4%
Taiwan	9.4%
Korea, Republic Of	8.0%
Japan	2.1%
Indonesia	1.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron New Asia Fund

Semi-Annual Shareholder Report June 30, 2024

Retail: BNAFX

Semi-Annual Shareholder Report June 30, 2024

Baron Real Estate Fund

Institutional: BREIX

This semi-annual shareholder report contains important information about Baron Real Estate Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	MSCI USA IMI Extended Real Estate Index	MSCI US REIT Index	S&P 500 Index
6/30/2014	$1,000,000	$1,000,000	$1,000,000	$1,000,000
9/30/2014	$975,977	$988,678	$966,160	$1,011,279
12/31/2014	$1,067,848	$1,089,260	$1,100,957	$1,061,162
3/31/2015	$1,116,461	$1,145,078	$1,150,335	$1,071,249
6/30/2015	$1,075,610	$1,080,266	$1,027,320	$1,074,228
9/30/2015	$969,020	$1,049,314	$1,045,345	$1,005,064
12/31/2015	$1,020,635	$1,114,017	$1,115,096	$1,075,847
3/31/2016	$974,413	$1,160,161	$1,180,567	$1,090,347
6/30/2016	$980,243	$1,202,292	$1,257,388	$1,117,118
9/30/2016	$1,001,896	$1,203,469	$1,235,206	$1,160,149
12/31/2016	$1,002,765	$1,205,850	$1,194,662	$1,204,516
3/31/2017	$1,080,287	$1,274,845	$1,202,836	$1,277,584
6/30/2017	$1,160,743	$1,315,374	$1,219,008	$1,317,038
9/30/2017	$1,201,390	$1,344,687	$1,226,667	$1,376,047
12/31/2017	$1,317,807	$1,423,368	$1,239,381	$1,467,481
3/31/2018	$1,246,669	$1,348,221	$1,135,445	$1,456,342
6/30/2018	$1,261,600	$1,413,178	$1,246,044	$1,506,350
9/30/2018	$1,226,804	$1,440,171	$1,255,746	$1,622,501
12/31/2018	$1,027,394	$1,270,709	$1,167,163	$1,403,143
3/31/2019	$1,223,622	$1,471,196	$1,353,006	$1,594,642
6/30/2019	$1,275,235	$1,523,732	$1,366,431	$1,663,273
9/30/2019	$1,337,314	$1,607,798	$1,467,246	$1,691,521
12/31/2019	$1,484,011	$1,654,647	$1,451,151	$1,844,942
3/31/2020	$1,189,212	$1,178,261	$1,055,906	$1,483,370
6/30/2020	$1,545,196	$1,434,653	$1,176,158	$1,788,103
9/30/2020	$1,833,375	$1,562,539	$1,191,911	$1,947,770
12/31/2020	$2,141,131	$1,724,303	$1,324,885	$2,184,389
3/31/2021	$2,378,308	$1,934,608	$1,437,448	$2,319,274
6/30/2021	$2,488,872	$2,069,806	$1,606,274	$2,517,545
9/30/2021	$2,447,520	$2,071,953	$1,618,286	$2,532,198
12/31/2021	$2,662,655	$2,354,526	$1,877,506	$2,811,426
3/31/2022	$2,376,175	$2,094,733	$1,797,146	$2,682,143
6/30/2022	$1,886,262	$1,736,202	$1,488,702	$2,250,288
9/30/2022	$1,794,609	$1,649,527	$1,335,730	$2,140,415
12/31/2022	$1,905,371	$1,793,212	$1,401,180	$2,302,253
3/31/2023	$2,040,000	$1,878,044	$1,434,664	$2,474,855
6/30/2023	$2,191,209	$2,010,298	$1,468,164	$2,691,210
9/30/2023	$2,011,827	$1,888,090	$1,360,710	$2,603,115
12/31/2023	$2,382,470	$2,207,223	$1,573,043	$2,907,460
3/31/2024	$2,579,732	$2,352,573	$1,563,272	$3,214,370
6/30/2024	$2,342,485	$2,257,748	$1,559,885	$3,352,067

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$1,753,214,001
# of Issuers	35
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$8,775,127
Class/Index Name	1 Year	5 Years	10 Years
Institutional	6.90%	12.93%	8.88%
MSCI USA IMI Extended Real Estate Index	12.31%	8.18%	8.48%
MSCI US REIT Index	6.25%	2.68%	4.55%
S&P 500 Index	24.56%	15.05%	12.86%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Real Estate Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Toll Brothers, Inc.	6.7%
Lennar Corp.	5.6%
D.R. Horton, Inc.	5.0%
Equinix, Inc.	5.0%
American Tower Corp.	4.8%
Equity Residential	4.3%
Digital Realty Trust, Inc.	4.0%
Blackstone, Inc.	4.0%
Welltower, Inc.	3.6%
CoStar Group, Inc.	3.5%
Total	46.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	40.0%
Consumer Discretionary	36.5%
Financials	7.6%
Materials	6.6%
Industrials	2.2%
Information Technology	1.1%
Cash and Cash Equivalents	6.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Fund

Semi-Annual Shareholder Report June 30, 2024

Institutional: BREIX

Semi-Annual Shareholder Report June 30, 2024

Baron Real Estate Fund

R6: BREUX

This semi-annual shareholder report contains important information about Baron Real Estate Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	MSCI USA IMI Extended Real Estate Index	MSCI US REIT Index	S&P 500 Index
12/29/2017	$5,000,000	$5,000,000	$5,000,000	$5,000,000
9/30/2014	$4,879,886	$4,943,391	$4,830,799	$5,056,394
12/31/2014	$5,339,241	$5,446,302	$5,504,786	$5,305,809
3/31/2015	$5,582,305	$5,725,388	$5,751,672	$5,356,244
6/30/2015	$5,378,050	$5,401,332	$5,136,598	$5,371,140
9/30/2015	$4,845,099	$5,246,568	$5,226,724	$5,025,321
12/31/2015	$5,103,176	$5,570,083	$5,575,482	$5,379,233
3/31/2016	$4,872,065	$5,800,804	$5,902,834	$5,451,736
6/30/2016	$4,901,214	$6,011,457	$6,286,940	$5,585,589
9/30/2016	$5,011,564	$6,017,346	$6,176,029	$5,800,744
12/31/2016	$5,014,332	$6,029,248	$5,973,310	$6,022,580
3/31/2017	$5,401,984	$6,374,223	$6,014,178	$6,387,919
6/30/2017	$5,804,304	$6,576,869	$6,095,042	$6,585,192
9/30/2017	$6,007,560	$6,723,437	$6,133,333	$6,880,236
12/31/2017	$6,589,704	$7,116,842	$6,196,906	$7,337,406
3/31/2018	$6,233,979	$6,741,103	$5,677,223	$7,281,707
6/30/2018	$6,310,833	$7,065,890	$6,230,221	$7,531,751
9/30/2018	$6,135,078	$7,200,856	$6,278,731	$8,112,507
12/31/2018	$5,137,859	$6,353,545	$5,835,813	$7,015,716
3/31/2019	$6,119,166	$7,355,979	$6,765,031	$7,973,212
6/30/2019	$6,377,276	$7,618,658	$6,832,157	$8,316,367
9/30/2019	$6,688,192	$8,038,988	$7,336,229	$8,457,604
12/31/2019	$7,424,637	$8,273,237	$7,255,753	$9,224,709
3/31/2020	$5,947,499	$5,891,303	$5,279,531	$7,416,851
6/30/2020	$7,727,854	$7,173,263	$5,880,789	$8,940,514
9/30/2020	$9,169,331	$7,812,694	$5,959,553	$9,738,852
12/31/2020	$10,708,524	$8,621,512	$6,624,425	$10,921,942
3/31/2021	$11,894,726	$9,673,040	$7,187,238	$11,596,369
6/30/2021	$12,447,693	$10,349,032	$8,031,368	$12,587,723
9/30/2021	$12,240,878	$10,359,763	$8,091,429	$12,660,990
12/31/2021	$13,317,020	$11,772,630	$9,387,531	$14,057,132
3/31/2022	$11,884,217	$10,473,667	$8,985,731	$13,410,713
6/30/2022	$9,433,963	$8,681,009	$7,443,511	$11,251,438
9/30/2022	$8,975,570	$8,247,635	$6,678,651	$10,702,075
12/31/2022	$9,529,533	$8,966,059	$7,005,902	$11,511,263
3/31/2023	$10,202,869	$9,390,218	$7,173,318	$12,374,274
6/30/2023	$10,959,129	$10,051,492	$7,340,820	$13,456,048
9/30/2023	$10,062,140	$9,440,448	$6,803,550	$13,015,576
12/31/2023	$11,915,691	$11,036,112	$7,865,214	$14,537,302
3/31/2024	$12,902,276	$11,762,865	$7,816,357	$16,071,848
6/30/2024	$11,715,707	$11,288,740	$7,799,426	$16,760,332

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$1,753,214,001
# of Issuers	35
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$8,775,127
Class/Index Name	1 Year	5 Years	10 Years
R6	6.90%	12.93%	8.89%
MSCI USA IMI Extended Real Estate Index	12.31%	8.18%	8.48%
MSCI US REIT Index	6.25%	2.68%	4.55%
S&P 500 Index	24.56%	15.05%	12.86%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

Baron Real Estate Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Toll Brothers, Inc.	6.7%
Lennar Corp.	5.6%
D.R. Horton, Inc.	5.0%
Equinix, Inc.	5.0%
American Tower Corp.	4.8%
Equity Residential	4.3%
Digital Realty Trust, Inc.	4.0%
Blackstone, Inc.	4.0%
Welltower, Inc.	3.6%
CoStar Group, Inc.	3.5%
Total	46.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	40.0%
Consumer Discretionary	36.5%
Financials	7.6%
Materials	6.6%
Industrials	2.2%
Information Technology	1.1%
Cash and Cash Equivalents	6.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Fund

Semi-Annual Shareholder Report June 30, 2024

R6: BREUX

Semi-Annual Shareholder Report June 30, 2024

Baron Real Estate Fund

Retail: BREFX

This semi-annual shareholder report contains important information about Baron Real Estate Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$65	1.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	MSCI USA IMI Extended Real Estate Index	MSCI US REIT Index	S&P 500 Index
6/30/2014	$10,000	$10,000	$10,000	$10,000
9/30/2014	$9,753	$9,887	$9,662	$10,113
12/31/2014	$10,665	$10,893	$11,010	$10,612
3/31/2015	$11,146	$11,451	$11,503	$10,713
6/30/2015	$10,730	$10,803	$10,273	$10,742
9/30/2015	$9,661	$10,493	$10,453	$10,051
12/31/2015	$10,168	$11,140	$11,151	$10,759
3/31/2016	$9,703	$11,602	$11,806	$10,904
6/30/2016	$9,753	$12,023	$12,574	$11,171
9/30/2016	$9,963	$12,035	$12,352	$11,602
12/31/2016	$9,964	$12,059	$11,947	$12,045
3/31/2017	$10,726	$12,748	$12,028	$12,776
6/30/2017	$11,522	$13,154	$12,190	$13,170
9/30/2017	$11,914	$13,447	$12,267	$13,761
12/31/2017	$13,058	$14,234	$12,394	$14,675
3/31/2018	$12,347	$13,482	$11,354	$14,563
6/30/2018	$12,488	$14,132	$12,460	$15,064
9/30/2018	$12,133	$14,402	$12,558	$16,225
12/31/2018	$10,156	$12,707	$11,672	$14,031
3/31/2019	$12,087	$14,712	$13,530	$15,946
6/30/2019	$12,591	$15,237	$13,664	$16,633
9/30/2019	$13,194	$16,078	$14,673	$16,915
12/31/2019	$14,635	$16,547	$14,512	$18,449
3/31/2020	$11,717	$11,783	$10,559	$14,834
6/30/2020	$15,211	$14,347	$11,762	$17,881
9/30/2020	$18,041	$15,625	$11,919	$19,478
12/31/2020	$21,053	$17,243	$13,249	$21,844
3/31/2021	$23,373	$19,346	$14,375	$23,193
6/30/2021	$24,443	$20,698	$16,063	$25,175
9/30/2021	$24,021	$20,720	$16,183	$25,322
12/31/2021	$26,113	$23,545	$18,775	$28,114
3/31/2022	$23,296	$20,947	$17,972	$26,821
6/30/2022	$18,475	$17,362	$14,887	$22,503
9/30/2022	$17,570	$16,495	$13,357	$21,404
12/31/2022	$18,641	$17,932	$14,012	$23,023
3/31/2023	$19,946	$18,780	$14,347	$24,749
6/30/2023	$21,404	$20,103	$14,682	$26,912
9/30/2023	$19,645	$18,881	$13,607	$26,031
12/31/2023	$23,245	$22,072	$15,730	$29,075
3/31/2024	$25,160	$23,526	$15,633	$32,144
6/30/2024	$22,830	$22,578	$15,599	$33,521

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$1,753,214,001
# of Issuers	35
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$8,775,127
Class/Index Name	1 Year	5 Years	10 Years
Retail	6.66%	12.64%	8.61%
MSCI USA IMI Extended Real Estate Index	12.31%	8.18%	8.48%
MSCI US REIT Index	6.25%	2.68%	4.55%
S&P 500 Index	24.56%	15.05%	12.86%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburse certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Real Estate Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Toll Brothers, Inc.	6.7%
Lennar Corp.	5.6%
D.R. Horton, Inc.	5.0%
Equinix, Inc.	5.0%
American Tower Corp.	4.8%
Equity Residential	4.3%
Digital Realty Trust, Inc.	4.0%
Blackstone, Inc.	4.0%
Welltower, Inc.	3.6%
CoStar Group, Inc.	3.5%
Total	46.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	40.0%
Consumer Discretionary	36.5%
Financials	7.6%
Materials	6.6%
Industrials	2.2%
Information Technology	1.1%
Cash and Cash Equivalents	6.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Fund

Semi-Annual Shareholder Report June 30, 2024

Retail: BREFX

Semi-Annual Shareholder Report June 30, 2024

Baron Real Estate Income Fund

Institutional: BRIIX

This semi-annual shareholder report contains important information about Baron Real Estate Income Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40Footnote Reference†	0.80%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	MSCI US REIT Index	S&P 500 Index
12/29/2017	$1,000,000	$1,000,000	$1,000,000
12/31/2017	$1,000,000	$1,000,000	$1,000,000
3/31/2018	$940,000	$916,138	$992,409
6/30/2018	$998,508	$1,005,376	$1,026,487
9/30/2018	$1,002,593	$1,013,204	$1,105,637
12/31/2018	$889,736	$941,730	$956,158
3/31/2019	$1,049,110	$1,091,679	$1,086,653
6/30/2019	$1,073,502	$1,102,511	$1,133,421
9/30/2019	$1,142,797	$1,183,854	$1,152,670
12/31/2019	$1,214,860	$1,170,867	$1,257,217
3/31/2020	$1,023,575	$851,962	$1,010,827
6/30/2020	$1,197,739	$948,988	$1,218,484
9/30/2020	$1,299,230	$961,698	$1,327,288
12/31/2020	$1,485,821	$1,068,989	$1,488,529
3/31/2021	$1,598,482	$1,159,811	$1,580,446
6/30/2021	$1,733,020	$1,296,029	$1,715,555
9/30/2021	$1,705,139	$1,305,721	$1,725,540
12/31/2021	$1,925,315	$1,514,874	$1,915,818
3/31/2022	$1,869,667	$1,450,035	$1,827,719
6/30/2022	$1,525,035	$1,201,166	$1,533,435
9/30/2022	$1,367,663	$1,077,740	$1,458,564
12/31/2022	$1,396,373	$1,130,548	$1,568,847
3/31/2023	$1,462,378	$1,157,564	$1,686,464
6/30/2023	$1,510,709	$1,184,594	$1,833,897
9/30/2023	$1,413,162	$1,097,895	$1,773,866
12/31/2023	$1,612,935	$1,269,216	$1,981,259
3/31/2024	$1,644,526	$1,261,332	$2,190,399
6/30/2024	$1,613,032	$1,258,600	$2,284,231

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$145,807,258
# of Issuers	33
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$537,814
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Institutional	6.77%	8.48%	7.63%
MSCI US REIT Index	6.25%	2.68%	3.60%
S&P 500 Index	24.56%	15.05%	13.55%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Real Estate Income Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Equity Residential	9.8%
Welltower, Inc.	8.8%
American Tower Corp.	8.7%
AvalonBay Communities, Inc.	8.1%
Equinix, Inc.	6.1%
Digital Realty Trust, Inc.	5.9%
Invitation Homes, Inc.	4.9%
American Homes 4 Rent	4.8%
Prologis, Inc.	4.0%
Healthpeak Properties, Inc.	2.9%
Total	64.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	82.6%
Consumer Discretionary	8.4%
Financials	3.4%
Information Technology	2.1%
Utilities	0.8%
Cash and Cash Equivalents	2.7%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Income Fund

Semi-Annual Shareholder Report June 30, 2024

Institutional: BRIIX

Semi-Annual Shareholder Report June 30, 2024

Baron Real Estate Income Fund

R6: BRIUX

This semi-annual shareholder report contains important information about Baron Real Estate Income Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$40Footnote Reference†	0.80%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	MSCI US REIT Index	S&P 500 Index
12/29/2017	$5,000,000	$5,000,000	$5,000,000
12/31/2017	$5,000,000	$5,000,000	$5,000,000
3/31/2018	$4,705,000	$4,580,692	$4,962,045
6/30/2018	$4,997,538	$5,026,880	$5,132,435
9/30/2018	$5,012,835	$5,066,021	$5,528,185
12/31/2018	$4,448,569	$4,708,650	$4,780,788
3/31/2019	$5,245,419	$5,458,394	$5,433,264
6/30/2019	$5,372,526	$5,512,555	$5,667,103
9/30/2019	$5,708,651	$5,919,267	$5,763,348
12/31/2019	$6,068,938	$5,854,335	$6,286,083
3/31/2020	$5,112,523	$4,259,812	$5,054,137
6/30/2020	$5,983,322	$4,744,939	$6,092,422
9/30/2020	$6,490,762	$4,808,490	$6,636,441
12/31/2020	$7,423,695	$5,344,945	$7,442,646
3/31/2021	$7,986,989	$5,799,054	$7,902,227
6/30/2021	$8,659,665	$6,480,144	$8,577,775
9/30/2021	$8,514,971	$6,528,604	$8,627,702
12/31/2021	$9,621,126	$7,574,369	$9,579,089
3/31/2022	$9,337,551	$7,250,175	$9,138,593
6/30/2022	$7,619,763	$6,005,828	$7,667,177
9/30/2022	$6,827,557	$5,388,698	$7,292,820
12/31/2022	$6,976,529	$5,652,741	$7,844,233
3/31/2023	$7,306,561	$5,787,822	$8,432,322
6/30/2023	$7,548,221	$5,922,972	$9,169,486
9/30/2023	$7,060,478	$5,489,473	$8,869,331
12/31/2023	$8,053,838	$6,346,081	$9,906,295
3/31/2024	$8,217,349	$6,306,661	$10,951,997
6/30/2024	$8,059,895	$6,293,000	$11,421,157

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$145,807,258
# of Issuers	33
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$537,814
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
R6	6.78%	8.45%	7.62%
MSCI US REIT Index	6.25%	2.68%	3.60%
S&P 500 Index	24.56%	15.05%	13.55%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Real Estate Income Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Equity Residential	9.8%
Welltower, Inc.	8.8%
American Tower Corp.	8.7%
AvalonBay Communities, Inc.	8.1%
Equinix, Inc.	6.1%
Digital Realty Trust, Inc.	5.9%
Invitation Homes, Inc.	4.9%
American Homes 4 Rent	4.8%
Prologis, Inc.	4.0%
Healthpeak Properties, Inc.	2.9%
Total	64.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	82.6%
Consumer Discretionary	8.4%
Financials	3.4%
Information Technology	2.1%
Utilities	0.8%
Cash and Cash Equivalents	2.7%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Income Fund

Semi-Annual Shareholder Report June 30, 2024

R6: BRIUX

Semi-Annual Shareholder Report June 30, 2024

Baron Real Estate Income Fund

Retail: BRIFX

This semi-annual shareholder report contains important information about Baron Real Estate Income Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$52Footnote Reference†	1.05%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	MSCI US REIT Index	S&P 500 Index
12/29/2017	$10,000	$10,000	$10,000
12/31/2017	$10,000	$10,000	$10,000
3/31/2018	$9,390	$9,161	$9,924
6/30/2018	$9,975	$10,054	$10,265
9/30/2018	$10,006	$10,132	$11,056
12/31/2018	$8,867	$9,417	$9,562
3/31/2019	$10,451	$10,917	$10,867
6/30/2019	$10,694	$11,025	$11,334
9/30/2019	$11,408	$11,839	$11,527
12/31/2019	$12,118	$11,709	$12,572
3/31/2020	$10,195	$8,520	$10,108
6/30/2020	$11,937	$9,490	$12,185
9/30/2020	$12,941	$9,617	$13,273
12/31/2020	$14,787	$10,690	$14,885
3/31/2021	$15,892	$11,598	$15,805
6/30/2021	$17,217	$12,960	$17,156
9/30/2021	$16,927	$13,057	$17,255
12/31/2021	$19,087	$15,149	$19,158
3/31/2022	$18,530	$14,500	$18,277
6/30/2022	$15,115	$12,012	$15,334
9/30/2022	$13,541	$10,777	$14,586
12/31/2022	$13,818	$11,306	$15,689
3/31/2023	$14,456	$11,576	$16,865
6/30/2023	$14,925	$11,846	$18,339
9/30/2023	$13,962	$10,979	$17,739
12/31/2023	$15,917	$12,692	$19,813
3/31/2024	$16,223	$12,613	$21,904
6/30/2024	$15,909	$12,586	$22,842

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$145,807,258
# of Issuers	33
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$537,814
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Retail	6.59%	8.27%	7.40%
MSCI US REIT Index	6.25%	2.68%	3.60%
S&P 500 Index	24.56%	15.05%	13.55%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Real Estate Income Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Equity Residential	9.8%
Welltower, Inc.	8.8%
American Tower Corp.	8.7%
AvalonBay Communities, Inc.	8.1%
Equinix, Inc.	6.1%
Digital Realty Trust, Inc.	5.9%
Invitation Homes, Inc.	4.9%
American Homes 4 Rent	4.8%
Prologis, Inc.	4.0%
Healthpeak Properties, Inc.	2.9%
Total	64.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	82.6%
Consumer Discretionary	8.4%
Financials	3.4%
Information Technology	2.1%
Utilities	0.8%
Cash and Cash Equivalents	2.7%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Real Estate Income Fund

Semi-Annual Shareholder Report June 30, 2024

Retail: BRIFX

Semi-Annual Shareholder Report June 30, 2024

Baron Technology Fund

Institutional: BTECX

This semi-annual shareholder report contains important information about Baron Technology Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53Footnote Reference†	0.95%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	MSCI ACWI Information Technology Index	MSCI ACWI Index	S&P 500 Index
9/30/2021	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/31/2021	$1,000,000	$1,000,000	$1,000,000	$1,000,000
3/31/2022	$836,000	$897,245	$946,392	$954,015
6/30/2022	$619,000	$702,743	$798,182	$800,408
9/30/2022	$591,000	$651,674	$743,749	$761,327
12/31/2022	$557,000	$689,275	$816,360	$818,891
3/31/2023	$682,000	$830,077	$876,002	$880,284
6/30/2023	$796,000	$943,614	$930,115	$957,240
9/30/2023	$765,000	$885,505	$898,467	$925,906
12/31/2023	$910,000	$1,040,975	$997,607	$1,034,159
3/31/2024	$1,044,000	$1,166,448	$1,079,375	$1,143,324
6/30/2024	$1,118,000	$1,299,143	$1,110,345	$1,192,301

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$35,178,899
# of Issuers	38
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$92,540
Class/Index Name	1 Year	Since Inception 12/31/2021
Institutional	40.45%	4.57%
MSCI ACWI Information Technology Index	37.68%	11.04%
MSCI ACWI Index	19.38%	4.28%
S&P 500 Index	24.56%	7.29%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Technology Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
NVIDIA Corp.	12.1%
Amazon.com, Inc.	10.2%
Microsoft Corporation	9.8%
Apple, Inc.	7.9%
Broadcom, Inc.	5.2%
Spotify Technology SA	4.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.5%
Meta Platforms, Inc.	3.7%
Advanced Micro Devices, Inc.	3.3%
CoStar Group, Inc.	2.8%
Total	64.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	71.0%
Consumer Discretionary	13.8%
Communication Services	11.0%
Real Estate	2.8%
Industrials	0.9%
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Technology Fund

Semi-Annual Shareholder Report June 30, 2024

Institutional: BTECX

Semi-Annual Shareholder Report June 30, 2024

Baron Technology Fund

R6: BTEUX

This semi-annual shareholder report contains important information about Baron Technology Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$53Footnote Reference†	0.95%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	MSCI ACWI Information Technology Index	MSCI ACWI Index	S&P 500 Index
9/30/2021	$5,000,000	$5,000,000	$5,000,000	$5,000,000
12/31/2021	$5,000,000	$5,000,000	$5,000,000	$5,000,000
3/31/2022	$4,180,000	$4,486,225	$4,731,961	$4,770,075
6/30/2022	$3,095,000	$3,513,714	$3,990,912	$4,002,039
9/30/2022	$2,955,000	$3,258,369	$3,718,743	$3,806,636
12/31/2022	$2,785,000	$3,446,376	$4,081,800	$4,094,457
3/31/2023	$3,405,000	$4,150,382	$4,380,009	$4,401,422
6/30/2023	$3,975,000	$4,718,072	$4,650,574	$4,786,200
9/30/2023	$3,815,000	$4,427,523	$4,492,335	$4,629,528
12/31/2023	$4,540,000	$5,204,873	$4,988,036	$5,170,792
3/31/2024	$5,210,000	$5,832,238	$5,396,874	$5,716,617
6/30/2024	$5,580,000	$6,495,713	$5,551,723	$5,961,505

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$35,178,899
# of Issuers	38
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$92,540
Class/Index Name	1 Year	Since Inception 12/31/2021
R6	40.38%	4.49%
MSCI ACWI Information Technology Index	37.68%	11.04%
MSCI ACWI Index	19.38%	4.28%
S&P 500 Index	24.56%	7.29%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Technology Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
NVIDIA Corp.	12.1%
Amazon.com, Inc.	10.2%
Microsoft Corporation	9.8%
Apple, Inc.	7.9%
Broadcom, Inc.	5.2%
Spotify Technology SA	4.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.5%
Meta Platforms, Inc.	3.7%
Advanced Micro Devices, Inc.	3.3%
CoStar Group, Inc.	2.8%
Total	64.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	71.0%
Consumer Discretionary	13.8%
Communication Services	11.0%
Real Estate	2.8%
Industrials	0.9%
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Technology Fund

Semi-Annual Shareholder Report June 30, 2024

R6: BTEUX

Semi-Annual Shareholder Report June 30, 2024

Baron Technology Fund

Retail: BTEEX

This semi-annual shareholder report contains important information about Baron Technology Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$66Footnote Reference†	1.20%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	MSCI ACWI Information Technology Index	MSCI ACWI Index	S&P 500 Index
9/30/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,000	$10,000	$10,000	$10,000
3/31/2022	$8,360	$8,973	$9,464	$9,540
6/30/2022	$6,190	$7,027	$7,982	$8,004
9/30/2022	$5,900	$6,517	$7,438	$7,613
12/31/2022	$5,560	$6,893	$8,164	$8,189
3/31/2023	$6,790	$8,301	$8,760	$8,803
6/30/2023	$7,920	$9,436	$9,301	$9,572
9/30/2023	$7,600	$8,855	$8,985	$9,259
12/31/2023	$9,030	$10,410	$9,976	$10,342
3/31/2024	$10,370	$11,665	$10,794	$11,433
6/30/2024	$11,090	$12,991	$11,103	$11,923

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$35,178,899
# of Issuers	38
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$92,540
Class/Index Name	1 Year	Since Inception 12/31/2021
Retail	40.03%	4.23%
MSCI ACWI Information Technology Index	37.68%	11.04%
MSCI ACWI Index	19.38%	4.28%
S&P 500 Index	24.56%	7.29%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives and/or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Baron Technology Fund

June 30, 2024

What did the Fund invest in?

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
NVIDIA Corp.	12.1%
Amazon.com, Inc.	10.2%
Microsoft Corporation	9.8%
Apple, Inc.	7.9%
Broadcom, Inc.	5.2%
Spotify Technology SA	4.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.5%
Meta Platforms, Inc.	3.7%
Advanced Micro Devices, Inc.	3.3%
CoStar Group, Inc.	2.8%
Total	64.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	71.0%
Consumer Discretionary	13.8%
Communication Services	11.0%
Real Estate	2.8%
Industrials	0.9%
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit BaronCapitalGroup.com. For benchmark definitions and attribution language please visit connect.rightprospectus.com/Baron.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Technology Fund

Semi-Annual Shareholder Report June 30, 2024

Retail: BTEEX

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Baron Partners Fund

Baron Focused Growth Fund

Baron International Growth Fund

Baron Real Estate Fund

Baron Emerging Markets Fund

Baron Global Advantage Fund

Baron Real Estate Income Fund

Baron Health Care Fund

Baron FinTech Fund

Baron New Asia Fund

Baron Technology Fund

June 30, 2024

Baron Funds®

Baron Select Funds

Semi-Annual Financial Statements and Other Important Information

Baron Partners Fund
Retail Shares: BPTRX	Institutional Shares: BPTIX	R6 Shares: BPTUX
Baron Focused Growth Fund
Retail Shares: BFGFX	Institutional Shares: BFGIX	R6 Shares: BFGUX
Baron International Growth Fund
Retail Shares: BIGFX	Institutional Shares: BINIX	R6 Shares: BIGUX
Baron Real Estate Fund
Retail Shares: BREFX	Institutional Shares: BREIX	R6 Shares: BREUX
Baron Emerging Markets Fund
Retail Shares: BEXFX	Institutional Shares: BEXIX	R6 Shares: BEXUX
Baron Global Advantage Fund
Retail Shares: BGAFX	Institutional Shares: BGAIX	R6 Shares: BGLUX
Baron Real Estate Income Fund
Retail Shares: BRIFX	Institutional Shares: BRIIX	R6 Shares: BRIUX
Baron Health Care Fund
Retail Shares: BHCFX	Institutional Shares: BHCHX	R6 Shares: BHCUX
Baron FinTech Fund
Retail Shares: BFINX	Institutional Shares: BFIIX	R6 Shares: BFIUX
Baron New Asia Fund
Retail Shares: BNAFX	Institutional Shares: BNAIX	R6 Shares: BNAUX
Baron Technology Fund
Retail Shares: BTEEX	Institutional Shares: BTECX	R6 Shares: BTEUX

DEAR BARON SELECT FUNDS SHAREHOLDER:

In this report, you will find unaudited semi-annual financial statements and other important information for Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron Health Care Fund, Baron FinTech Fund, Baron New Asia Fund, and Baron Technology Fund (the Funds) for the six months ended June 30, 2024.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer August 23, 2024	Rachel Stern Chief Operating Officer August 23, 2024	Christopher Snively Chief Financial Officer and Treasurer August 23, 2024

These Semi-Annual Financial Statements are for the Baron Select Funds, which currently has 12 series: Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron Health Care Fund, Baron FinTech Fund, Baron WealthBuilder Fund, Baron New Asia Fund, and Baron Technology Fund. Baron WealthBuilder Fund is included in separate Semi-Annual Financial Statements. If you are interested in Baron WealthBuilder Fund or Baron Investment Funds Trust, which contains the Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund, please visit the Funds’ website at BaronCapitalGroup.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at BaronCapitalGroup.com, by clicking on the “Regulatory Documents” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the SEC’s website at sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete Portfolios of Investments with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at sec.gov. Portfolios of Investments current to the most recent first and third quarters are also available on the Funds’ website.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to BaronCapitalGroup.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds, unless accompanied or preceded by the Funds’ current prospectus or summary prospectus.

Baron Partners Fund	June 30, 2024

PORTFOLIO OF INVESTMENTS (Unaudited)

Shares		Cost	Value
Common Stocks (100.19%)
Communication Services (2.07%)
	Alternative Carriers (0.84%)
1,850,000	Iridium Communications, Inc.[6]	$45,348,699	$49,247,000

	Movies & Entertainment (1.23%)
230,000	Spotify Technology SA1,2,6	37,473,451	72,171,700

Total Communication Services		82,822,150	121,418,700

Consumer Discretionary (49.82%)
	Automobile Manufacturers (33.73%)
10,000,000	Tesla, Inc.[1,5]	146,471,967	1,978,800,000

	Casinos & Gaming (1.78%)
1,904,558	Red Rock Resorts, Inc., Cl A6	68,465,660	104,617,371

	Footwear (1.60%)
1,725,000	Birkenstock Holding PLC[1,2]	78,199,680	93,857,250

	Hotels, Resorts & Cruise Lines (8.57%)
3,310,000	Hyatt Hotels Corp., Cl A6	114,517,357	502,855,200

	Leisure Facilities (4.14%)
1,348,209	Vail Resorts, Inc.[6]	125,288,572	242,852,887

Total Consumer Discretionary		532,943,236	2,922,982,708

Financials (23.73%)
	Financial Exchanges & Data (7.06%)
720,000	FactSet Research Systems, Inc.[6]	54,960,987	293,954,400
250,000	MSCI, Inc.[6]	88,967,758	120,437,500

		143,928,745	414,391,900

	Investment Banking & Brokerage (5.58%)
4,440,000	The Charles Schwab Corp.	115,944,118	327,183,600

	Property & Casualty Insurance (11.09%)
6,450,000	Arch Capital Group Ltd.[1,2,6]	29,408,775	650,740,500

Total Financials		289,281,638	1,392,316,000

Health Care (5.81%)
	Health Care Equipment (5.81%)
700,000	IDEXX Laboratories, Inc.[1,6]	30,611,907	341,040,000

Industrials (0.83%)
	Aerospace & Defense (0.83%)
125,625	HEICO Corp.[6]	9,632,520	28,091,006
116,875	HEICO Corp., Cl A6	7,586,429	20,747,650

Total Industrials		17,218,949	48,838,656

Information Technology (7.31%)
	Application Software (2.10%)
895,000	Guidewire Software, Inc.[1,6]	72,387,812	123,411,550

	IT Consulting & Other Services (5.21%)
680,000	Gartner, Inc.[1,6]	81,488,474	305,360,800

Total Information Technology		153,876,286	428,772,350

Shares		Cost	Value
Common Stocks (continued)
Real Estate (10.62%)
	Other Specialized REITs (1.39%)
1,800,000	Gaming and Leisure Properties, Inc.[6]	$56,364,979	$81,378,000

	Real Estate Services (9.23%)
7,310,000	CoStar Group, Inc.[1,6]	98,320,389	541,963,400

Total Real Estate		154,685,368	623,341,400

Total Common Stocks		1,261,439,534	5,878,709,814

Private Common Stocks (5.89%)
Communication Services (1.08%)
	Interactive Media & Services (0.28%)
600,000	X Holdings I, Inc., Cl A1,3,4,8	60,000,000	16,392,000

	Movies & Entertainment (0.80%)
197,613	StubHub Holdings, Inc., Cl A1,3,4,8	50,000,041	47,162,319

Total Communication Services		110,000,041	63,554,319

Industrials (4.81%)
	Aerospace & Defense (4.81%)
2,216,310	Space Exploration Technologies Corp., Cl A1,3,4,8	29,920,185	248,226,720
302,210	Space Exploration Technologies Corp., Cl C1,3,4,8	4,079,835	33,847,520

Total Industrials		34,000,020	282,074,240

Total Private Common Stocks		144,000,061	345,628,559

Private Convertible Preferred Stocks (0.12%)
Industrials (0.12%)
	Electrical Components & Equipment (0.12%)
21,213,656	Northvolt AB, Series E2 (Sweden)[1,2,3,4,8]	7,843,621	6,923,310

Private Preferred Stocks (10.57%)
Industrials (10.57%)
	Aerospace & Defense (10.57%)
311,111	Space Exploration Technologies Corp., Cl H1,3,4,8	41,999,985	348,444,320
131,657	Space Exploration Technologies Corp., Cl I1,3,4,8	22,250,032	147,455,840
111,111	Space Exploration Technologies Corp., Series N1,3,4,8	29,999,970	124,444,320

Total Private Preferred Stocks		94,249,987	620,344,480

2	See Notes to Financial Statements.

June 30, 2024	Baron Partners Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

Principal Amount		Cost	Value
Short-Term Investments (0.01%)
$465,324	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/28/2024, 4.85% due 7/1/2024; Proceeds at maturity $465,512; (Fully Collateralized by $470,500 U.S. Treasury Floating Rate Note, 5.385% due 4/30/2026 Market value - $474,710)[7]	$465,324	$465,324

Total Investments (116.78%)		$1,507,998,527	6,852,071,487

Liabilities Less Cash and Other Assets (-16.78%)			(984,576,160)

Net Assets			$5,867,495,327

%	Represents percentage of net assets.

[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2024, the market value of restricted securities amounted to $972,896,349 or 16.58% of net assets. See Note 6 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]

Investors in the Fund may view Tesla, Inc.’s financial statements on the EDGAR website of the U.S. Securities and Exchange Commission by going to https://www.sec.gov/cgi-bin/browse-edgar?CIK=1318605&owner=exclude. Please note that the Fund is not responsible for Tesla’s financial statements and can provide no assurances as to their accuracy or completeness.

[6]

All or a portion of this security is pledged with the custodian in connection with the Fund’s loans payable outstanding. At June 30, 2024, the total market value of pledged securities amounted to $1,978,168,380 or 33.71% of net assets.

[7]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[8]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	3

Baron Focused Growth Fund	June 30, 2024

PORTFOLIO OF INVESTMENTS (Unaudited)

Shares		Cost	Value
Common Stocks (86.75%)
Communication Services (7.25%)
	Alternative Carriers (1.43%)
755,000	Iridium Communications, Inc.	$17,168,416	$20,098,100

	Movies & Entertainment (5.82%)
262,000	Spotify Technology SA1,2	35,016,218	82,212,980

Total Communication Services		52,184,634	102,311,080

Consumer Discretionary (38.71%)
	Apparel, Accessories & Luxury Goods (2.68%)
7,100,000	Figs, Inc., Cl A1	57,581,867	37,843,000

	Automobile Manufacturers (8.62%)
615,000	Tesla, Inc.[1]	8,168,271	121,696,200

	Casinos & Gaming (5.04%)
365,000	Las Vegas Sands Corp.	16,080,177	16,151,250
1,002,100	Red Rock Resorts, Inc., Cl A	35,155,656	55,045,353

		51,235,833	71,196,603

	Footwear (6.45%)
595,000	Birkenstock Holding PLC[1,2]	27,132,959	32,373,950
1,510,000	On Holding AG, Cl A1,2	42,609,637	58,588,000

		69,742,596	90,961,950

	Hotels, Resorts & Cruise Lines (8.75%)
400,000	Choice Hotels International, Inc.	33,100,258	47,600,000
500,000	Hyatt Hotels Corp., Cl A	24,424,809	75,960,000

		57,525,067	123,560,000

	Leisure Facilities (4.58%)
358,842	Vail Resorts, Inc.	62,569,515	64,638,210

	Restaurants (2.59%)
3,400,000	Krispy Kreme, Inc.	47,017,602	36,584,000

Total Consumer Discretionary		353,840,751	546,479,963

Financials (18.12%)
	Financial Exchanges & Data (6.68%)
125,000	FactSet Research Systems, Inc.	25,848,439	51,033,750
90,000	MSCI, Inc.	43,089,524	43,357,500

		68,937,963	94,391,250

	Investment Banking & Brokerage (5.01%)
475,000	Interactive Brokers Group, Inc., Cl A	39,320,199	58,235,000
250,000	Jefferies Financial Group, Inc.	7,732,070	12,440,000

		47,052,269	70,675,000

	Property & Casualty Insurance (6.43%)
900,000	Arch Capital Group Ltd.[1,2]	25,104,585	90,801,000

Total Financials		141,094,817	255,867,250

Shares		Cost	Value
Common Stocks (continued)
Health Care (3.07%)
	Health Care Equipment (1.17%)
34,000	IDEXX Laboratories, Inc.[1]	$15,205,826	$16,564,800

	Life Sciences Tools & Services (1.90%)
256,200	Illumina, Inc.[1]	27,908,681	26,742,156

Total Health Care		43,114,507	43,306,956

Industrials (3.06%)
	Research & Consulting Services (3.06%)
160,000	Verisk Analytics, Inc.	28,339,398	43,128,000

Information Technology (9.76%)

	Application Software (7.30%)
95,000	ANSYS, Inc.[1]	24,133,643	30,542,500
526,300	Guidewire Software, Inc.[1]	48,175,978	72,571,507

		72,309,621	103,114,007

	Internet Services & Infrastructure (2.46%)
525,000	Shopify, Inc., Cl A1,2	26,207,834	34,676,250

Total Information Technology		98,517,455	137,790,257

Real Estate (6.78%)
	Health Care REITs (1.20%)
145,000	Alexandria Real Estate Equities, Inc.	19,951,450	16,960,649

	Office REITs (1.36%)
1,450,000	Douglas Emmett, Inc.	20,931,980	19,299,500

	Real Estate Services (3.60%)
685,000	CoStar Group, Inc.[1]	18,896,854	50,785,900

	Single-Family Residential REITs (0.62%)
235,000	American Homes 4 Rent, Cl A	5,062,679	8,732,600

Total Real Estate		64,842,963	95,778,649

Total Common Stocks		781,934,525	1,224,662,155

Private Common Stocks (6.13%)
Industrials (6.13%)
	Aerospace & Defense (6.13%)
629,570	Space Exploration Technologies Corp., Cl A1,3,4,6	26,390,845	70,511,840
143,170	Space Exploration Technologies Corp., Cl C1,3,4,6	6,808,820	16,035,040

Total Private Common Stocks		33,199,665	86,546,880

4	See Notes to Financial Statements.

June 30, 2024	Baron Focused Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

Shares		Cost	Value
Private Preferred Stocks (5.60%)
Industrials (4.18%)
	Aerospace & Defense (4.18%)
29,630	Space Exploration Technologies Corp., Cl H1,3,4,6	$4,000,050	$33,185,600
1,479	Space Exploration Technologies Corp., Cl I1,3,4,6	249,951	1,656,480
12,346	Space Exploration Technologies Corp., Series K1,3,4,6	10,000,260	13,827,520
9,259	Space Exploration Technologies Corp., Series N1,3,4,6	2,499,930	10,370,080

Total Industrials		16,750,191	59,039,680

Information Technology (1.42%)
	Application Software (1.42%)
1,670,843	X.AI Corp.[1,3,4,6]	19,999,991	19,999,991

Total Private Preferred Stocks		36,750,182	79,039,671

Principal Amount
Short-Term Investments (1.15%)
$16,270,861	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/28/2024, 4.85% due 7/1/2024; Proceeds at maturity $16,277,437; (Fully Collateralized by $16,450,500 U.S. Treasury Floating Rate Note, 5.385% due 4/30/2026 Market value - $16,596,324)[5]	16,270,861	16,270,861

Total Investments (99.63%)		$868,155,233	1,406,519,567

Cash and Other Assets Less Liabilities (0.37%)			5,207,596

Net Assets			$1,411,727,163

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2024, the market value of restricted securities amounted to $165,586,551 or 11.73% of net assets. See Note 6 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	5

Baron International Growth Fund	June 30, 2024

PORTFOLIO OF INVESTMENTS (Unaudited)

Shares		Cost	Value
Common Stocks (97.22%)
Brazil (2.65%)
137,035	Afya Ltd., Cl A1	$1,922,076	$2,418,668
209,633	Localiza Rent a Car SA	2,538,422	1,575,032
146,823	NU Holdings Ltd., Cl A1	1,202,583	1,892,548
215,870	Suzano SA	1,846,869	2,201,526
56,942	XP, Inc., Cl A	683,462	1,001,610

Total Brazil		8,193,412	9,089,384

Canada (3.81%)
58,170	Agnico Eagle Mines Ltd.	2,787,340	3,804,318
3,203	Constellation Software, Inc.	73,710	9,229,079

Total Canada		2,861,050	13,033,397

China (6.81%)
25,250	Alibaba Group Holding Limited, ADR	2,139,087	1,818,000
7,533	Baidu, Inc., ADR[1]	742,329	651,454
477,710	Full Truck Alliance Co. Ltd., ADR	3,318,476	3,840,788
313,398	Fuyao Glass Industry Group Co. Ltd., Cl A	1,902,355	2,066,015
1,804,325	Kingdee International Software Group Co. Ltd.[1,3]	1,497,464	1,687,222
16,369	PDD Holdings, Inc., ADR[1]	2,065,227	2,176,259
43,915	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl A3	1,826,222	1,756,964
69,942	Tencent Holdings Limited[3]	1,787,760	3,318,071
57,907	Tencent Holdings Limited, ADR	2,462,553	2,742,476
122,600	Tencent Music Entertainment Group, ADR	1,104,332	1,722,530
89,389	Zai Lab Limited, ADR[1]	2,007,360	1,549,111

Total China		20,853,165	23,328,890

Denmark (2.56%)
87,153	Genmab A/S, ADR[1]	3,191,956	2,190,155
45,982	Novo Nordisk AS, ADR	4,532,650	6,563,471

Total Denmark		7,724,606	8,753,626

France (5.70%)
91,784	BNP Paribas S.A.[3]	3,336,423	5,869,778
79,606	Eurofins Scientific SE3	1,366,113	3,985,789
4,255	LVMH Moët Hennessy Louis Vuitton SE3	951,397	3,266,950
12,598	Pernod Ricard SA3	2,375,233	1,718,867
272,881	Waga Energy SA1,3	7,210,843	4,675,035

Total France		15,240,009	19,516,419

Germany (2.83%)
80,912	Befesa SA, 144A3	3,266,746	2,677,057
57,389	Symrise AG3	4,599,683	7,021,953

Total Germany		7,866,429	9,699,010

Hong Kong (0.80%)
240,981	Techtronic Industries Co. Ltd.[3]	1,892,741	2,747,157

India (10.38%)
468,420	Bharti Airtel Ltd. PP3	2,474,376	5,848,158
159,625	Godrej Consumer Products Ltd.[3]	1,979,040	2,629,178
54,869	Godrej Properties Ltd.[1,3]	608,954	2,105,784
514,636	Indus Towers Ltd.[1,3]	1,914,299	2,313,756
38,903	InterGlobe Aviation Ltd., 144A1,3	1,538,521	1,971,469
467,276	Jio Financial Services Ltd.[1,3]	1,108,121	2,001,515
960,476	JM Financial Limited[3]	912,870	1,004,523

Shares		Cost	Value
Common Stocks (continued)
India (continued)
44,968	Kaynes Technology India Ltd.[1,3]	$1,491,066	$2,076,173
165,157	Max Healthcare Institute Ltd.[3]	1,106,306	1,860,054
293,765	Nippon Life India Asset Management Ltd., 144A3	940,944	2,267,663
154,644	Reliance Industries Limited[3]	2,690,287	5,797,082
24,108	Tata Communications Ltd.[3]	457,709	535,348
78,284	Trent Ltd.[3]	1,809,463	5,136,955

Total India		19,031,956	35,547,658

Ireland (1.42%)
464,079	Bank of Ireland Group PLC[3]	3,490,150	4,847,983

Israel (4.11%)
14,733	CyberArk Software Ltd.[1]	2,665,597	4,028,297
111,381	Oddity Tech Ltd., Cl A1	3,652,012	4,372,818
290,599	Taboola.com Ltd.[1]	1,605,286	999,660
29,369	Wix.com Ltd.[1]	2,121,011	4,671,727

Total Israel		10,043,906	14,072,502

Italy (0.56%)
104,115	Stevanato Group SpA	2,173,137	1,909,469

Japan (11.71%)
117,500	Ajinomoto Co., Inc.[3]	4,320,040	4,135,439
51,844	Japan Airport Terminal Co. Ltd.[3]	2,139,332	1,772,583
170,533	Japan Exchange Group, Inc.[3]	3,160,597	3,999,570
10,118	Keyence Corporation[3]	2,600,374	4,428,425
1,006,662	LY Corp.[3]	3,063,855	2,430,757
343,750	Mitsubishi UFJ Financial Group, Inc., ADR	2,474,102	3,712,500
86,900	Recruit Holdings Co, Ltd.[3]	1,453,680	4,675,841
227,200	SMS Co. Ltd.[3]	6,237,826	2,885,916
88,031	Sumitomo Mitsui Financial Group, Inc.[3]	3,741,032	5,909,070
28,084	Tokyo Electron Limited[3]	2,530,193	6,147,598

Total Japan		31,721,031	40,097,699

Korea, Republic of (6.18%)
160,369	Coupang, Inc., Cl A1	2,058,471	3,359,730
21,392	HD Hyundai Heavy Industries Co. Ltd.[1,3]	1,971,006	2,413,039
56,864	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.[1,3]	4,217,591	6,545,785
19,960	Park Systems Corp.[3]	2,635,287	2,693,768
77,353	Samsung Electronics Co., Ltd.[3]	4,205,051	4,552,516
9,346	SK Hynix, Inc.[3]	1,189,368	1,586,096

Total Korea, Republic of		16,276,774	21,150,934

Mexico (0.32%)
206,616	Grupo Mexico S.A.B. de C.V., Series B	520,023	1,114,789

Netherlands (7.99%)
198,344	AMG Critical Materials NV3	5,399,502	3,289,676
16,519	argenx SE, ADR[1]	463,028	7,103,831
13,058	BE Semiconductor Industries NV3	1,744,262	2,181,356
56,551	DSM-Firmenich AG3	7,177,151	6,367,935
74,220	Prosus NV3	2,610,613	2,639,150
194,063	Universal Music Group NV3	3,416,566	5,773,038

Total Netherlands		20,811,122	27,354,986

6	See Notes to Financial Statements.

June 30, 2024	Baron International Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

Shares		Cost	Value
Common Stocks (continued)
Norway (0.10%)
571,106	Aker Carbon Capture ASA[1,3]	$673,640	$356,711

Peru (0.85%)
18,162	Credicorp, Ltd.	2,564,129	2,930,076

Poland (3.59%)
44,365	Dino Polska SA, 144A1,3	3,187,171	4,470,673
444,491	InPost SA1,3	4,086,825	7,821,064

Total Poland		7,273,996	12,291,737

Russia (0.00%)^
487,800	Sberbank of Russia PJSC[1,2,4]	1,650,983	329

Spain (3.95%)
1,072,756	eDreams ODIGEO SA1	7,517,700	7,467,646
122,025	Industria de Diseno Textil, S.A.[3]	3,552,715	6,055,295

Total Spain		11,070,415	13,522,941

Sweden (2.37%)
293,721	Epiroc AB, Cl A3	4,979,357	5,885,389
76,067	EQT AB3	2,448,139	2,230,084

Total Sweden		7,427,496	8,115,473

Switzerland (2.02%)
21,417	Compagnie Financiere Richemont SA, Cl A3	2,854,354	3,347,112
34,933	Nestle S.A.[3]	3,220,720	3,565,760

Total Switzerland		6,075,074	6,912,872

Taiwan (3.79%)
23,821	eMemory Technology, Inc.[3]	1,849,001	1,871,193
316,093	Taiwan Semiconductor Manufacturing Co., Ltd.[3]	6,418,552	9,365,081
9,957	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	957,612	1,730,626

Total Taiwan		9,225,165	12,966,900

United Kingdom (8.36%)
105,451	AstraZeneca PLC, ADR	4,148,285	8,224,123
527,544	B&M European Value Retail S.A.[3]	2,038,589	2,906,229
44,887	Endava plc, ADR[1]	1,470,154	1,312,496
140,802	Experian plc[3]	2,722,320	6,541,202
22,038	Linde Public Limited Company[3]	3,213,542	9,659,143

Total United Kingdom		13,592,890	28,643,193

United States (4.36%)
42,137	Agilent Technologies, Inc.	1,642,511	5,462,219
93,702	Arch Capital Group Ltd.[1]	1,530,349	9,453,595

Total United States		3,172,860	14,915,814

Total Common Stocks		231,426,159	332,919,949

Rights (0.00%)^
Brazil (0.00%)^
2,118	Localiza Rent a Car SA exercise price BRL 33.48[1]	0	3,410

Shares		Cost	Value
Warrants (0.01%)
Canada (0.00%)^
5,029	Constellation Software, Inc. Exp. 3/31/2040[1,2,4]	$0	$0

Israel (0.01%)
56,745	Taboola.com Ltd. Exp. 6/29/2026 exercise price USD 11.50[1]	104,540	9,079

Total Warrants		104,540	9,079

Principal Amount
Short-Term Investments (3.50%)
$11,998,666	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/28/2024, 4.85% due 7/1/2024; Proceeds at maturity $12,003,516; (Fully Collateralized by $12,131,200 U.S. Treasury Floating Rate Note, 5.385% due 4/30/2026 Market value - $12,238,799)[3]	11,998,666	11,998,666

Total Investments (100.73%)		$243,529,365	344,931,104

Liabilities Less Cash and Other Assets (-0.73%)			(2,484,584)

Net Assets			$342,446,520

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	At June 30, 2024, the market value of restricted securities amounted to $329 or less than 0.01% of net assets. See Note 6 regarding Restricted Securities.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 7 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the market value of Rule 144A securities amounted to $11,386,862 or 3.33% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of June 30, 2024	Percentage of Net Assets

Information Technology	16.8%

Industrials	15.1%

Financials	13.8%

Consumer Discretionary	12.5%

Health Care	11.9%

Materials	9.8%

Communication Services	7.7%

Consumer Staples	6.1%

Energy	3.1%

Real Estate	0.6%

Cash and Cash Equivalents*	2.8%
100.0%**

*	Includes short-term investments, other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Financial Statements.	7

Baron Real Estate Fund	June 30, 2024

PORTFOLIO OF INVESTMENTS (Unaudited)

Shares		Cost	Value
Common Stocks (94.00%)
Consumer Discretionary (36.52%)
	Casinos & Gaming (9.63%)
843,950	Las Vegas Sands Corp.	$37,959,677	$37,344,787
1,091,505	MGM Resorts International[1]	40,017,710	48,506,482
546,549	Red Rock Resorts, Inc., Cl A	7,683,956	30,021,937
591,600	Wynn Resorts Ltd.	55,478,834	52,948,200

		141,140,177	168,821,406

	Home Improvement Retail (2.82%)
148,950	Floor & Decor Holdings, Inc., Cl A1	10,677,267	14,807,120
157,150	Lowe’s Companies, Inc.	30,087,167	34,645,289

		40,764,434	49,452,409

	Homebuilding (18.62%)
620,550	D.R. Horton, Inc.	52,365,407	87,454,111
110,900	Installed Building Products, Inc.	12,378,584	22,809,912
659,449	Lennar Corp., Cl A	56,855,447	98,831,622
1,018,550	Toll Brothers, Inc.	47,695,938	117,316,589

		169,295,376	326,412,234

	Hotels, Resorts & Cruise Lines (5.45%)
238,500	Hilton Worldwide Holdings, Inc.	38,093,580	52,040,700
286,900	Hyatt Hotels Corp., Cl A	34,652,407	43,585,848

		72,745,987	95,626,548

Total Consumer Discretionary		423,945,974	640,312,597

Financials (7.54%)
	Asset Management & Custody Banks (7.54%)
559,450	Blackstone, Inc.	51,449,803	69,259,910
730,406	Brookfield Asset Management Ltd., Cl A2	24,501,060	27,791,948
844,425	Brookfield Corp., Cl A2	25,342,127	35,077,415

Total Financials		101,292,990	132,129,273

Industrials (2.22%)
	Building Products (0.64%)
104,586	Fortune Brands Innovations, Inc.	5,348,225	6,791,815
341,848	Janus International Group, Inc.[1]	3,919,627	4,317,540

		9,267,852	11,109,355

	Trading Companies & Distributors (1.58%)
228,585	SiteOne Landscape Supply, Inc.[1]	26,725,148	27,752,505

Total Industrials		35,993,000	38,861,860

Information Technology (1.10%)
	Internet Services & Infrastructure (1.10%)
2,073,006	GDS Holdings Ltd., ADR[1,2]	17,427,297	19,258,226

Materials (6.60%)
	Construction Materials (5.16%)
67,901	Martin Marietta Materials, Inc.	40,551,188	36,788,762
216,345	Vulcan Materials Co.	47,723,371	53,800,674

		88,274,559	90,589,436
	Forest Products (1.44%)
306,302	Louisiana-Pacific Corp.	26,888,185	25,217,844

Total Materials		115,162,744	115,807,280

Shares		Cost	Value
Common Stocks (continued)
Real Estate (40.02%)
	Data Center REITs (8.99%)
462,254	Digital Realty Trust, Inc.	$55,122,179	$70,285,721
115,535	Equinix, Inc.	69,706,817	87,413,781

		124,828,996	157,699,502

	Health Care REITs (3.61%)
606,600	Welltower, Inc.	48,560,605	63,238,050

	Industrial REITs (3.57%)
409,500	Prologis, Inc.	36,004,363	45,990,945
371,909	Rexford Industrial Realty, Inc.	16,654,826	16,583,422

		52,659,189	62,574,367
	Multi-Family Residential REITs (7.24%)
253,115	AvalonBay Communities, Inc.	49,346,843	52,366,962
1,074,717	Equity Residential	66,257,858	74,520,877

		115,604,701	126,887,839
	Real Estate Services (9.09%)
550,650	CBRE Group, Inc., Cl A1	39,942,281	49,068,421
821,313	CoStar Group, Inc.[1]	44,411,937	60,892,146
241,092	Jones Lang LaSalle, Inc.[1]	35,516,583	49,491,366

		119,870,801	159,451,933

	Single-Family Residential REITs (2.73%)
1,334,043	Invitation Homes, Inc.	41,532,463	47,878,803

	Telecom Tower REITs (4.79%)
432,151	American Tower Corp.	73,290,286	84,001,512

Total Real Estate		576,347,041	701,732,006

Total Common Stocks		1,270,169,046	1,648,101,242

Principal Amount
Short-Term Investments (5.77%)
$101,095,122	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/28/2024, 4.85% due 7/1/2024; Proceeds at maturity $101,135,982; (Fully Collateralized by $102,211,200 U.S. Treasury Floating Rate Note, 5.385% due 4/30/2026 Market value - $103,1171,175)[3]	101,095,122	101,095,122

Total Investments (99.77%)		$1,371,264,168	1,749,196,364

Cash and Other Assets Less Liabilities (0.23%)			4,017,637

Net Assets			$1,753,214,001

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

8	See Notes to Financial Statements.

June 30, 2024	Baron Emerging Markets Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

Shares		Cost	Value
Common Stocks (93.48%)
Brazil (6.00%)
1,372,134	Afya Ltd., Cl A1	$30,227,140	$24,218,165
3,038,889	Banco BTG Pactual SA	21,902,963	16,803,288
2,803,487	Inter & Co., Inc. BDR	12,547,581	17,101,466
5,005,405	Localiza Rent a Car SA	36,709,479	37,607,021
3,927,130	NU Holdings Ltd., Cl A1	30,813,723	50,620,706
5,282,356	Suzano SA	45,073,550	53,871,508
2,107,872	WEG SA	16,294,878	15,908,682
1,506,809	XP, Inc., Cl A	21,125,715	26,504,770

Total Brazil		214,695,029	242,635,606

China (21.29%)
1,034,018	Alibaba Group Holding Limited, ADR	85,732,783	74,449,296
304,229	Baidu, Inc., ADR[1]	33,308,544	26,309,724
15,703,709	China Mengniu Dairy Co. Ltd.[3]	30,434,518	28,103,591
5,776,793	Estun Automation Co. Ltd., Cl A3	16,687,494	11,271,153
7,673,442	Full Truck Alliance Co. Ltd., ADR	56,493,339	61,694,474
4,781,584	Fuyao Glass Industry Group Co. Ltd., Cl A	28,589,700	31,521,648
4,549,280	Galaxy Entertainment Group Ltd.[1,3]	28,705,269	21,172,013
2,982,175	Jiangsu Hengli Hydraulic Co. Ltd., Cl A3	23,454,566	19,106,262
1,543,239	Kanzhun Ltd., ADR[1]	25,557,307	29,028,326
37,998,706	Kingdee International Software Group Co. Ltd.[1,3]	29,730,382	35,532,548
5,782,016	Kingsoft Corp. Ltd.[3]	19,314,261	16,654,341
158,010	Kweichow Moutai Co. Ltd., Cl A3	38,900,140	31,836,172
1,824,353	Midea Group Co., Ltd., Cl A3	9,545,120	16,174,259
12,227,746	NARI Technology Co. Ltd., Cl A3	38,335,679	41,914,762
538,453	PDD Holdings, Inc., ADR[1]	61,620,211	71,587,326
781,835	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl A3	24,826,406	31,279,887
4,726,108	Shenzhou International Group Holdings Ltd.[3]	25,469,110	46,166,444
3,364,917	Tencent Holdings Limited[3]	79,451,156	159,632,766
673,790	Tencent Holdings Limited, ADR	29,233,737	31,910,694
2,137,552	Tencent Music Entertainment Group, ADR	19,763,576	30,032,606
371,953	Yum China Holdings, Inc.	17,680,409	11,471,031
372,554	Yum China Holdings, Inc., (Hong Kong)[3]	19,472,042	11,513,286
1,331,073	Zai Lab Limited, ADR[1]	27,092,949	23,067,495

Total China		769,398,698	861,430,104

Hong Kong (1.37%)
16,745,799	Budweiser Brewing Co. APAC Ltd., 144A3	44,846,962	19,709,467
3,133,152	Techtronic Industries Co. Ltd.[3]	13,307,733	35,717,589

Total Hong Kong		58,154,695	55,427,056

India (27.96%)
2,945,042	Aarti Industries Ltd.[3]	29,560,301	24,199,706
590,222	Bajaj Finance Limited[3]	17,093,819	50,300,502
4,949,284	Bharti Airtel Ltd.[3]	35,436,168	85,629,686
1,775,711	Bharti Airtel Ltd. PP3	7,858,257	22,169,502
456,062	Cholamandalam Investment & Finance Co. Ltd.[3]	6,884,936	7,771,470
388,513	Cummins India Ltd.[3]	17,535,321	18,448,367
6,897,973	Edelweiss Financial Services Ltd.[3]	2,890,958	5,378,318
3,375,496	Godrej Consumer Products Ltd.[3]	39,206,879	55,597,674
1,215,325	Godrej Properties Ltd.[1,3]	22,669,006	46,642,217
1,387,564	HDFC Bank Ltd.[3]	19,632,124	28,020,733
23,106,306	Indus Towers Ltd.[1,3]	74,938,116	103,883,834

Shares		Cost	Value
Common Stocks (continued)
India (continued)
718,490	InterGlobe Aviation Ltd., 144A1,3	$27,764,110	$36,410,580
9,721,619	Jio Financial Services Ltd.[1,3]	23,812,120	41,641,279
28,296,628	JM Financial Limited[3]	33,035,571	29,594,294
651,181	Kaynes Technology India Ltd.[1,3]	21,960,299	30,065,030
1,416,777	Mahindra & Mahindra Ltd.[3]	26,476,681	48,634,516
2,679,882	Max Healthcare Institute Ltd.[3]	19,684,624	30,181,742
6,176,665	Nippon Life India Asset Management Ltd., 144A3	19,784,174	47,679,599
329,243	Nuvama Wealth Management Ltd.[1,3]	13,608,791	19,498,852
13,360,216	Power Grid Corp. of India Ltd.[3]	51,285,598	52,910,506
2,300,764	Reliance Industries Limited[3]	38,488,294	86,247,878
2,822,131	SBI Life Insurance Company Limited, 144A3	29,078,705	50,451,465
613,520	SRF Ltd.[3]	19,300,379	17,896,304
2,095,149	Tata Communications Ltd.[3]	11,404,086	46,525,410
132,111	Tata Consultancy Services Ltd.[3]	5,529,596	6,171,331
2,909,204	Tata Consumer Products Ltd.[3]	12,616,226	38,218,513
728,086	Titan Co. Ltd.[3]	10,074,586	29,671,298
1,085,812	Trent Ltd.[3]	24,688,771	71,250,413

Total India		662,298,496	1,131,091,019

Indonesia (1.20%)
172,559,871	Bank Rakyat Indonesia (Persero) Tbk PT3	50,375,373	48,385,156

Japan (0.48%)
44,667	Keyence Corporation[3]	15,054,968	19,549,760

Korea, Republic of (13.16%)
3,234,423	Coupang, Inc., Cl A1	42,334,156	67,761,162
365,012	HD Hyundai Heavy Industries Co. Ltd.[1,3]	19,127,266	41,173,720
831,450	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.[1,3]	75,937,198	95,710,690
638,586	KB Financial Group, Inc.[3]	31,316,152	36,322,859
679,078	Korea Aerospace Industries Ltd.[3]	21,987,367	26,066,183
51,001	Park Systems Corp.[3]	6,765,928	6,883,008
3,074,881	Samsung Electronics Co., Ltd.[3]	90,346,577	180,968,357
67,594	Samsung SDI Co. Ltd.[3]	27,302,113	17,260,170
355,039	SK Hynix, Inc.[3]	31,152,694	60,253,155

Total Korea, Republic of		346,269,451	532,399,304

Mexico (2.05%)
7,824,674	Grupo Mexico S.A.B. de C.V., Series B	19,241,215	42,217,741
11,928,728	Wal-Mart de Mexico, S.A.B de C.V.	26,967,988	40,744,805

Total Mexico		46,209,203	82,962,546

Peru (1.14%)
285,156	Credicorp, Ltd.	34,909,454	46,004,217

Philippines (1.53%)
50,914,865	Ayala Land, Inc.[3]	35,220,934	24,715,986
16,998,871	BDO Unibank, Inc.	28,718,088	37,182,946

Total Philippines		63,939,022	61,898,932

Poland (2.78%)
301,284	Dino Polska SA, 144A1,3	27,289,075	30,360,471
4,677,590	InPost SA1,3	59,125,487	82,304,769

Total Poland		86,414,562	112,665,240

See Notes to Financial Statements.	9

Baron Emerging Markets Fund	June 30, 2024

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

Shares		Cost	Value
Common Stocks (continued)
Russia (0.00%)^
17,949,100	Sberbank of Russia PJSC[1,2,4]	$64,430,586	$12,120

South Africa (1.34%)
687,962	Gold Fields Ltd.[3]	7,491,069	10,279,873
1,506,276	Gold Fields Ltd., ADR	14,509,219	22,443,512
109,437	Naspers Ltd., Cl N	15,541,356	21,457,141

Total South Africa		37,541,644	54,180,526

Spain (0.44%)
1,791,760	Codere Online Luxembourg, S.A. Forward Shares[1]	17,917,600	14,602,844
358,352	Codere Online Luxembourg, S.A. Founders Shares[1]	3,116	2,920,569
26,518	Codere Online Luxembourg, S.A. Private Shares, Cl A1	265,181	216,122

Total Spain		18,185,897	17,739,535

Taiwan (12.74%)
214,913	ASPEED Technology, Inc.[3]	24,895,118	31,891,104
5,337,586	Delta Electronics, Inc.[3]	20,273,848	63,664,038
331,621	eMemory Technology, Inc.[3]	27,655,178	26,049,576
10,304,528	Taiwan Semiconductor Manufacturing Co., Ltd.[3]	189,936,875	305,298,567
508,781	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	12,809,121	88,431,225

Total Taiwan		275,570,140	515,334,510

Total Common Stocks		2,743,447,218	3,781,715,631

Private Common Stocks (1.00%)
India (1.00%)
27,027	Pine Labs PTE. Ltd., Series 1[1,2,4]	10,077,362	10,160,801
6,833	Pine Labs PTE. Ltd., Series A1,2,4	2,547,771	2,568,866
7,600	Pine Labs PTE. Ltd., Series B1,2,4	2,833,757	2,857,220
6,174	Pine Labs PTE. Ltd., Series B2[1,2,4]	2,302,055	2,321,115
9,573	Pine Labs PTE. Ltd., Series C1,2,4	3,569,416	3,598,969
1,932	Pine Labs PTE. Ltd., Series C1[1,2,4]	720,371	726,336
2,459	Pine Labs PTE. Ltd., Series D1,2,4	916,870	924,461
45,680	Pine Labs PTE. Ltd., Series J1,2,4	17,032,398	17,173,396

Total Private Common Stocks		40,000,000	40,331,164

Private Convertible Preferred Stocks (2.55%)
India (2.55%)
11,578	Bundl Technologies Private Ltd., Series K1,2,4	76,776,872	103,193,835
15,334	Think & Learn Private Limited, Series F1,2,4	49,776,072	75,499

Total Private Convertible Preferred Stocks		126,552,944	103,269,334

Rights (0.00%)^
Brazil (0.00%)^
50,575	Localiza Rent a Car SA exercise price BRL 33.48[1]	0	81,425

Shares		Cost	Value
Warrants (0.00%)^
Spain (0.00%)^
13,259	Codere Online Luxembourg S.A. Private Shares Exp. 11/30/2026 exercise price USD 11.50[1]	$0	$13,657

Principal Amount
Short-Term Investments (4.12%)
$166,846,413	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/28/2024, 4.85% due 7/1/2024; Proceeds at maturity $166,913,847; (Fully Collateralized by $168,688,300 U.S. Treasury Floating Rate Note, 5.385% due 4/30/2026 Market value - $170,183,435)[3]	166,846,413	166,846,413

Total Investments (101.15%)		$3,076,846,575	4,092,257,624

Liabilities Less Cash and Other Assets (-1.15%)			(46,538,366)

Net Assets			$4,045,719,258

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	At June 30, 2024, the market value of restricted securities amounted to $143,612,618 or 3.55% of net assets. See Note 6 regarding Restricted Securities.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 7 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the market value of Rule 144A securities amounted to $184,611,582 or 4.56% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of June 30, 2024	Percentage of Net Assets

Information Technology	21.6%

Consumer Discretionary	16.5%

Financials	14.8%

Communication Services	13.6%

Industrials	12.9%

Consumer Staples	6.0%

Materials	4.2%

Energy	2.1%

Health Care	2.1%

Real Estate	1.8%

Utilities	1.3%

Cash and Cash Equivalents*	3.0%
100.0%**

*	Includes short-term investments, other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

10	See Notes to Financial Statements.

June 30, 2024	Baron Global Advantage Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

Shares		Cost	Value
Common Stocks (93.21%)
Argentina (10.99%)
66,177	Globant S.A.[1]	$4,447,351	$11,796,712
32,985	MercadoLibre, Inc.[1]	17,817,450	54,207,549

Total Argentina		22,264,801	66,004,261

Brazil (1.76%)
598,218	Afya Ltd., Cl A1	11,070,880	10,558,548

Canada (7.03%)
639,201	Shopify, Inc., Cl A1	23,857,688	42,219,226

India (6.22%)
252,006	Bajaj Finance Limited[3]	14,454,904	21,476,712
6,607,712	Zomato Ltd.[1,3]	10,977,766	15,856,983

Total India		25,432,670	37,333,695

Israel (4.57%)
331,500	Fiverr International Ltd.[1]	7,554,652	7,767,045
123,787	Wix.com Ltd.[1]	10,402,730	19,690,798

Total Israel		17,957,382	27,457,843

Korea, Republic of (6.20%)
1,777,248	Coupang, Inc., Cl A1	34,853,426	37,233,346

Netherlands (9.74%)
8,934	Adyen N.V., 144A1,3	6,863,044	10,610,694
54,933	argenx SE, ADR[1]	3,628,348	23,623,387
23,795	ASML Holding N.V.[3]	4,438,507	24,251,052

Total Netherlands		14,929,899	58,485,133

Poland (2.37%)
809,144	InPost SA1,3	9,080,670	14,237,334

Spain (1.64%)
827,902	Codere Online Luxembourg S.A.[1]	7,576,156	6,747,401
271,380	Codere Online Luxembourg, S.A. Forward Shares[1]	2,713,800	2,211,747
104,612	Codere Online Luxembourg, S.A. Founders Shares[1]	910	852,588

Total Spain		10,290,866	9,811,736

United Kingdom (2.74%)
562,450	Endava plc, ADR[1]	22,183,544	16,446,038

Shares		Cost	Value
Common Stocks (continued)
United States (39.95%)
139,157	Bill.Com Holdings, Inc.[1]	$5,551,115	$7,322,441
180,421	Block, Inc.[1]	14,648,530	11,635,350
356,991	Cloudflare, Inc., Cl A1	8,167,699	29,569,565
84,873	Crowdstrike Holdings, Inc., Cl A1	4,718,385	32,522,485
177,426	Datadog, Inc., Cl A1	8,157,291	23,010,378
154	GRAIL, Inc.[1]	7,341	2,367
928	Illumina, Inc.[1]	252,159	96,865
716,102	indie Semiconductor, Inc., Cl A1	4,606,701	4,418,349
465,089	NVIDIA Corp.	8,841,626	57,457,095
634,936	Rivian Automotive, Inc., Cl A1	13,602,870	8,520,841
166,462	Snowflake, Inc., Cl A1	21,519,122	22,487,352
85,442	Tempus AI, Inc.[1]	3,161,354	2,990,470
101,367	Tesla, Inc.[1]	27,919,942	20,058,502
91,425	Viking Therapeutics, Inc.[1]	7,113,884	4,846,439
77,494	Zscaler, Inc.[1]	3,707,666	14,893,571

Total United States		131,975,685	239,832,070

Total Common Stocks		323,897,511	559,619,230

Private Common Stocks (6.20%)
United States (6.20%)
299,761	Farmers Business Network, Inc.[1,2,4]	12,250,006	557,556
252,130	Space Exploration Technologies Corp., Cl A1,2,4	11,571,518	28,238,560
75,250	Space Exploration Technologies Corp., Cl C1,2,4	3,428,124	8,428,000

Total Private Common Stocks		27,249,648	37,224,116

Private Convertible Preferred Stocks (0.01%)
India (0.01%)
9,201	Think & Learn Private Limited, Series F1,2,4	29,867,591	45,302

Private Preferred Stocks (0.47%)
United States (0.47%)
461,004	GM Cruise Holdings LLC, Cl G1,2,4	12,147,455	2,798,294

Warrants (0.09%)
Israel (0.01%)
68,986	Innovid Corp., Exp. 12/31/2027 exercise price USD 11.50[1]	117,942	4,484
228,748	Taboola.com Ltd., Exp. 6/29/2026 exercise price USD 11.50[1]	417,100	36,600

Total Israel		535,042	41,084

Spain (0.08%)
502,360	Codere Online Luxembourg S.A. Private Shares, Exp. 11/30/2026 exercise price USD 11.50[1]	845,632	517,431

Total Warrants		1,380,674	558,515

See Notes to Financial Statements.	11

Baron Global Advantage Fund	June 30, 2024

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

Principal Amount		Cost	Value
Short-Term Investments (0.11%)
$684,891	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/28/2024, 4.85% due 7/1/2024; Proceeds at maturity $685,168; (Fully Collateralized by $692,500 U.S. Treasury Floating Rate Note, 5.385% due 4/30/2026 Market value - $698,686)[3]	$684,891	$684,891

Total Investments (100.09%)		$395,227,770	600,930,348

Liabilities Less Cash and Other Assets (-0.09%)			(554,792)

Net Assets			$600,375,556

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	At June 30, 2024, the market value of restricted securities amounted to $40,067,712 or 6.67% of net assets. See Note 6 regarding Restricted Securities.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the market value of Rule 144A securities amounted to $10,610,694 or 1.77% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of June 30, 2024	Percentage of Net Assets

Information Technology	51.0%

Consumer Discretionary	26.1%

Industrials	10.2%

Financials	7.3%

Health Care	5.3%

Materials	0.1%

Communication Services	0.0%^

Cash and Cash Equivalents*	0.0%^
100.0%**

^	Rounds to less than 0.1%.
*	Includes short-term investments, other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

12	See Notes to Financial Statements.

June 30, 2024	Baron Real Estate Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

Shares		Cost	Value
Common Stocks (97.34%)
Consumer Discretionary (8.37%)
	Casinos and Gaming (1.98%)
32,270	Wynn Resorts Ltd.	$2,933,543	$2,888,165

	Home Improvement Retail (0.88%)
5,820	Lowe’s Companies, Inc.	1,304,813	1,283,077

	Homebuilding (4.08%)
14,025	Lennar Corp., Cl A	2,080,438	2,101,927
26,395	Toll Brothers, Inc.	1,690,914	3,040,176
21,570	Tri Pointe Homes, Inc.[1]	751,077	803,482

		4,522,429	5,945,585

	Hotels, Resorts & Cruise Lines (1.43%)
9,538	Hilton Worldwide Holdings, Inc.	1,858,821	2,081,192

Total Consumer Discretionary		10,619,606	12,198,019

Financials (3.37%)
	Asset Management & Custody Banks (3.37%)
15,085	Blackstone, Inc.	1,864,586	1,867,523
26,661	Brookfield Corp., Cl A2	826,572	1,107,498
51,061	Brookfield Asset Management Ltd., Cl A2	1,653,067	1,942,871

Total Financials		4,344,225	4,917,892

Information Technology (2.16%)
	Internet Services & Infrastructure (2.16%)
339,205	GDS Holdings Ltd., ADR[1,2]	2,377,738	3,151,215

Real Estate (82.60%)
	Data Center REITs (11.94%)
56,213	Digital Realty Trust, Inc.	6,312,080	8,547,186
11,713	Equinix, Inc.	8,272,523	8,862,056

		14,584,603	17,409,242

	Health Care REITs (13.75%)
216,085	Healthpeak Properties, Inc.	3,973,286	4,235,266
58,600	Ventas, Inc.	2,749,730	3,003,836
122,840	Welltower, Inc.	9,371,138	12,806,070

		16,094,154	20,045,172

	Hotel & Resort REITs (4.01%)
228,707	Park Hotels & Resorts, Inc.	3,775,342	3,426,031
24,273	Ryman Hospitality Properties, Inc.	2,608,263	2,423,902

		6,383,605	5,849,933

	Industrial REITs (6.11%)
29,813	First Industrial Realty Trust, Inc.	1,494,224	1,416,415
51,358	Prologis, Inc.	5,300,948	5,768,017
38,503	Rexford Industrial Realty, Inc.	1,860,403	1,716,849

		8,655,575	8,901,281

	Multi-Family Residential REITs (20.53%)
57,102	AvalonBay Communities, Inc.	10,410,254	11,813,833
205,796	Equity Residential	12,726,000	14,269,894
205,727	Independence Realty Trust, Inc.	3,478,657	3,855,324

		26,614,911	29,939,051

	Retail REITs (5.26%)
15,150	Federal Realty Investment Trust	1,590,940	1,529,696
127,850	Macerich Co.	1,901,455	1,974,004
27,435	Simon Property Group, Inc.	3,600,976	4,164,633

		7,093,371	7,668,333

Shares		Cost	Value
Common Stocks (continued)
Real Estate (continued)

	Self Storage REITs (0.73%)
3,685	Public Storage	$1,076,696	$1,059,990

	Single-Family Residential REITs (11.55%)
190,286	American Homes 4 Rent, Cl A	6,574,823	7,071,028
199,670	Invitation Homes, Inc.	6,684,949	7,166,156
21,613	Sun Communities, Inc.	2,293,993	2,600,909

		15,553,765	16,838,093

	Telecom Tower REITs (8.72%)
65,445	American Tower Corp.	11,586,417	12,721,199

Total Real Estate		107,643,097	120,432,294

Utilities (0.84%)
	Renewable Electricity (0.84%)
43,416	Brookfield Renewable Corp., Cl A2	1,346,061	1,232,146

Total Common Stocks		126,330,727	141,931,566

Principal Amount
Short-Term Investments (2.28%)
3,320,521	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/28/2024, 4.85% due 7/1/2024; Proceeds at maturity $3,321,863; (Fully Collateralized by $3,357,200 U.S. Treasury Floating Rate Note, 5.385% due 4/30/2026 Market value - $3,386,978)[3]	3,320,521	3,320,521

Total Investments (99.62%)		$129,651,248	145,252,087

Cash and Other Assets Less Liabilities (0.38%)			555,171

Net Assets			$145,807,258

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	13

Baron Health Care Fund	June 30, 2024

PORTFOLIO OF INVESTMENTS (Unaudited)

Shares		Cost	Value
Common Stocks (95.82%)
Health Care (95.82%)
	Biotechnology (18.57%)
110,000	Arcellx, Inc.[1]	$5,504,329	$6,070,900
22,055	argenx SE, ADR[1,2]	7,449,896	9,484,532
35,000	Biohaven Ltd.[1,2]	1,225,216	1,214,850
55,000	Immunovant, Inc.[1]	1,938,084	1,452,000
20,000	Jasper Therapeutics, Inc.[1]	483,549	454,000
60,000	Legend Biotech Corp., ADR[1,2]	3,351,367	2,657,400
250,000	Rocket Pharmaceuticals, Inc.[1]	4,591,165	5,382,500
23,000	Vertex Pharmaceuticals, Incorporated[1]	5,946,486	10,780,560
35,000	Viking Therapeutics, Inc.[1]	1,080,070	1,855,350
100,100	Xenon Pharmaceuticals, Inc.[1,2]	3,651,406	3,902,899

		35,221,568	43,254,991

	Health Care Distributors (2.71%)
10,800	McKesson Corp.	2,651,423	6,307,632

	Health Care Equipment (22.74%)
159,000	Boston Scientific Corp.[1]	8,552,673	12,244,590
35,000	DexCom, Inc.[1]	3,975,410	3,968,300
40,000	Edwards Lifesciences Corp.[1]	3,555,611	3,694,800
20,000	Glaukos Corp.[1]	1,931,207	2,367,000
6,995	IDEXX Laboratories, Inc.[1]	2,933,296	3,407,964
10,000	Inspire Medical Systems, Inc.[1]	1,273,951	1,338,300
30,233	Intuitive Surgical, Inc.[1]	7,267,519	13,449,150
46,500	iRhythm Technologies, Inc.[1]	5,186,209	5,005,260
22,000	Stryker Corp.	6,547,461	7,485,500

		41,223,337	52,960,864

	Health Care Facilities (4.11%)
18,300	HCA Healthcare, Inc.	4,144,546	5,879,424
85,000	Surgery Partners, Inc.[1]	2,666,783	2,022,150
12,500	Tenet Healthcare Corp.[1]	1,616,370	1,662,875

		8,427,699	9,564,449

	Health Care Services (0.89%)
35,000	RadNet, Inc.[1]	1,643,218	2,062,200

	Health Care Supplies (2.62%)
70,000	The Cooper Companies., Inc.	6,104,272	6,111,000

	Life Sciences Tools & Services (17.26%)
40,000	Bio-Techne Corporation	3,091,287	2,866,000
17,500	Danaher Corp.	4,027,743	4,372,375
24,000	ICON plc[1,2]	5,295,120	7,523,280
2,650	Mettler-Toledo International, Inc.[1]	2,726,860	3,703,614
41,000	Natera, Inc.[1,3]	2,772,310	4,439,890
5,000	Repligen Corp.[1]	802,260	630,300
52,500	Tempus AI, Inc.[1]	1,981,663	1,837,500
19,849	Thermo Fisher Scientific, Inc.	9,773,188	10,976,497
11,650	West Pharmaceutical Services, Inc.	3,438,733	3,837,393

		33,909,164	40,186,849

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)

	Managed Health Care (10.03%)
11,600	Elevance Health, Inc.	$5,523,931	$6,285,576
33,500	UnitedHealth Group, Incorporated	12,190,803	17,060,210

		17,714,734	23,345,786

	Pharmaceuticals (16.89%)
45,000	AstraZeneca PLC, ADR[2]	2,626,938	3,509,550
24,000	Eli Lilly & Co.	5,250,618	21,729,120
90,000	Merck & Co., Inc.	8,514,795	11,142,000
17,000	Zoetis, Inc.	2,512,788	2,947,120

		18,905,139	39,327,790

Total Common Stocks		165,800,554	223,121,561

Principal Amount
Short-Term Investments (4.06%)
$9,462,323	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/28/2024, 4.85% due 7/1/2024; Proceeds at maturity $9,466,147; (Fully Collateralized by $9,566,800 U.S. Treasury Floating Rate Note, 5.385% due 4/30/2026 Market value - $9,651,612)[4]	9,462,323	9,462,323

Total Investments (99.88%)		$175,262,877	232,583,884

Cash and Other Assets Less Liabilities (0.12%)			284,395

Net Assets			$232,868,279

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

14	See Notes to Financial Statements.

June 30, 2024	Baron FinTech Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

Shares		Cost	Value
Common Stocks (98.49%)
Consumer Discretionary (3.73%)
	Broadline Retail (3.73%)
1,352	MercadoLibre, Inc.[1]	$1,992,630	$2,221,877

Financials (68.97%)
	Asset Management & Custody Banks (3.29%)
1,500	BlackRock, Inc.	1,159,547	1,180,980
7,400	KKR & Co., Inc.	757,673	778,776

		1,917,220	1,959,756

	Diversified Banks (3.01%)
139,300	NU Holdings Ltd., Cl A1,2	1,136,780	1,795,577

	Diversified Financial Services (4.48%)
22,600	Apollo Global Management, Inc.	1,654,296	2,668,382

	Financial Exchanges & Data (20.22%)
5,464	CME Group, Inc.	1,136,935	1,074,222
3,550	FactSet Research Systems, Inc.	1,481,589	1,449,359
4,000	Moody’s Corp.	1,417,488	1,683,720
5,166	Morningstar, Inc.	1,133,088	1,528,361
3,080	MSCI, Inc.	1,320,776	1,483,790
6,457	S&P Global, Inc.	2,537,796	2,879,822
18,379	Tradeweb Markets, Inc., Cl A	1,504,323	1,948,174

		10,531,995	12,047,448

	Insurance Brokers (0.59%)
10,000	Baldwin Insurance Group, Inc. Cl A (formerly BRP Group, Inc.)[1]	287,121	354,700

	Investment Banking & Brokerage (9.12%)
10,500	Houlihan Lokey, Inc.	792,917	1,416,030
9,934	Interactive Brokers Group, Inc., Cl A	791,486	1,217,909
6,854	LPL Financial Holdings, Inc.	1,155,054	1,914,322
12,020	The Charles Schwab Corp.	892,280	885,754

		3,631,737	5,434,015

	Property & Casualty Insurance (8.11%)
17,900	Arch Capital Group Ltd[1,2]	1,467,472	1,805,931
1,600	Kinsale Capital Group, Inc.	270,056	616,448
11,600	The Progressive Corp.	1,397,264	2,409,436

		3,134,792	4,831,815

	Transaction & Payment Processing Services (20.15%)
13,908	Block, Inc.[1]	2,510,341	896,927
13,300	Fiserv, Inc.[1]	1,426,580	1,982,232
8,400	Global Payments, Inc.	1,036,440	812,280
5,960	Jack Henry & Associates, Inc.	993,006	989,479
6,300	MasterCard, Incorporated, Cl A	2,171,411	2,779,308
12,915	Repay Holdings Corporation[1]	258,465	136,382
10,400	Visa, Inc., Cl A	2,194,913	2,729,688
3,576	WEX, Inc.[1]	730,811	633,453
122,000	Wise PLC, Cl A (United Kingdom)[1,2,3]	1,404,362	1,046,350

		12,726,329	12,006,099

Total Financials		35,020,270	41,097,792

Industrials (5.14%)
	Research & Consulting Services (5.14%)
2,700	Equifax, Inc.	573,159	654,642
9,934	TransUnion	960,745	736,705
6,200	Verisk Analytics, Inc.	1,183,525	1,671,210

Total Industrials		2,717,429	3,062,557

Shares		Cost	Value
Common Stocks (continued)
Information Technology (19.41%)
	Application Software (15.14%)
11,921	Alkami Technology, Inc.[1]	$302,180	$339,510
4,470	Bill.Com Holdings, Inc.[1]	530,116	235,212
19,869	Clearwater Analytics Holdings, Inc., Cl A1	480,932	367,974
1,900	Fair Isaac Corp.[1]	885,253	2,828,454
13,412	Guidewire Software, Inc.[1]	1,501,822	1,849,381
13,908	Intapp, Inc.[1]	610,006	510,006
4,400	Intuit, Inc.	1,634,342	2,891,724

		5,944,651	9,022,261

	Internet Services & Infrastructure (1.32%)
11,921	Shopify, Inc., Cl A1,2	1,685,376	787,382

	IT Consulting & Other Services (2.95%)
1,600	Accenture plc, Cl A2	383,949	485,456
25,830	CI&T, Inc., Cl A1,2	377,142	134,316
18,875	Endava plc, ADR[1,2]	1,351,424	551,905
3,300	Globant S.A.[1,2]	764,106	588,258

		2,876,621	1,759,935

Total Information Technology		10,506,648	11,569,578

Real Estate (1.24%)
	Real Estate Services (1.24%)
10,000	CoStar Group, Inc.[1]	863,826	741,400

Total Common Stocks		51,100,803	58,693,204

Principal Amount
Short-Term Investments (1.41%)
$837,303	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/28/2024, 4.85% due 7/1/2024; Proceeds at maturity $837,642; (Fully Collateralized by $846,600 U.S. Treasury Floating Rate Note, 5.385% due 4/30/2026 Market value - $854,157)[3]	837,303	837,303

Total Investments (99.90%)		$51,938,106	59,530,507

Cash and Other Assets Less Liabilities (0.10%)			56,926

Net Assets			$59,587,433

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	15

Baron New Asia Fund	June 30, 2024

PORTFOLIO OF INVESTMENTS (Unaudited)

Shares		Cost	Value
Common Stocks (96.45%)
China (13.36%)
993	Alibaba Group Holding Limited, ADR	$90,146	$71,496
738	Baidu, Inc., Cl A1,2	12,030	7,990
5,154	Estun Automation Co. Ltd., Cl A2	17,510	10,056
7,196	Full Truck Alliance Co. Ltd., ADR	50,328	57,856
4,157	Galaxy Entertainment Group Ltd.[1,2]	26,387	19,346
2,997	Jiangsu Hengli Hydraulic Co. Ltd., Cl A2	24,307	19,201
1,514	Kanzhun Ltd., ADR[1]	24,483	28,478
37,351	Kingdee International Software Group Co. Ltd.[1,2]	55,295	34,927
5,544	Kingsoft Corp. Ltd.[2]	22,268	15,969
198	Kweichow Moutai Co. Ltd., Cl A2	50,306	39,893
2,245	Midea Group Co., Ltd., Cl A2	17,424	19,904
13,320	NARI Technology Co. Ltd., Cl A2	44,296	45,659
523	PDD Holdings, Inc., ADR[1]	58,598	69,533
576	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl A2	27,317	23,045
3,423	Shenzhou International Group Holdings Ltd.[2]	34,500	33,437
4,764	Tencent Holdings Limited, ADR	226,482	225,623
2,102	Tencent Music Entertainment Group, ADR	19,762	29,533
719	Yum China Holdings, Inc., (Hong Kong)[2]	39,700	22,220
1,170	Zai Lab Limited, ADR[1]	54,149	20,276

Total China		895,288	794,442

India (62.59%)
5,874	360 ONE WAM Ltd.[2]	41,020	68,959
644	Amber Enterprises India Ltd.[1,2]	16,170	34,797
10,396	Aster DM Healthcare Ltd., 144A2	52,200	43,107
1,021	Bajaj Finance Limited[2]	83,317	87,013
10,848	Bharat Electronics Ltd.[2]	40,840	39,700
7,714	Bharti Airtel Ltd.[2]	74,934	133,463
24,266	Bharti Airtel Ltd. PP2	197,475	302,957
3,389	Cholamandalam Investment & Finance Co. Ltd.[2]	49,078	57,750
589	Cummins India Ltd.[2]	26,691	27,968
310	Dixon Technologies India Ltd.[2]	16,193	44,460
85,199	GMR Power & Urban Infra Ltd.[1,2]	70,422	84,984
8,733	Godrej Consumer Products Ltd.[2]	111,288	143,841
1,818	Godrej Properties Ltd.[1,2]	32,291	69,772
3,475	HDFC Bank Ltd.[2]	67,136	70,175
69,520	Indus Towers Ltd.[1,2]	248,053	312,555
1,443	InterGlobe Aviation Ltd., 144A1,2	57,429	73,126
42,258	Jio Financial Services Ltd.[1,2]	118,812	181,006
25,240	JM Financial Limited[2]	23,121	26,397
3,392	Kaynes Technology India Ltd.[1,2]	123,723	156,609
5,158	Kirloskar Oil Engines Ltd.[2]	46,109	85,970
2,109	Mahindra & Mahindra Ltd.[2]	46,104	72,397
5,809	Max Healthcare Institute Ltd.[2]	45,377	65,423
1,960	Neogen Chemicals Ltd.[2]	28,169	37,274
447	Nuvama Wealth Management Ltd.[1,2]	28,047	26,473
32,795	Power Grid Corp. of India Ltd.[2]	123,052	129,878
17,430	Precision Wires India Ltd.[2]	28,783	33,659
5,507	REC Ltd.[2]	34,410	34,639
6,370	Reliance Industries Limited[2]	208,937	238,790
4,158	SBI Life Insurance Company Limited, 144A2	67,241	74,333
1,197	SRF Ltd.[2]	37,952	34,916
1,956	Tata Communications Ltd.[2]	31,550	43,435
904	Tata Consultancy Services Ltd.[2]	40,180	42,229
4,634	Tata Consumer Products Ltd.[2]	48,166	60,877
1,139	Thermax Ltd.[2]	63,523	73,062
9,028	Tips Industries Ltd.	46,568	44,205
1,442	Titan Co. Ltd.[2]	42,144	58,765
5,654	Trent Ltd.[2]	190,588	371,012
860	Tube Investments of India Ltd.[2]	32,059	43,881
80,518	Zomato Ltd.[1,2]	85,809	193,225

Total India		2,724,961	3,723,082

Shares		Cost	Value
Common Stocks (continued)
Indonesia (1.00%)
213,200	Bank Rakyat Indonesia (Persero) Tbk PT2	$62,520	$59,780

Japan (2.10%)
388	Hoya Corp.[2]	53,040	45,373
71	Keyence Corporation[2]	37,597	31,075
221	Tokyo Electron Limited[2]	30,683	48,377

Total Japan		121,320	124,825

Korea, Republic of (8.04%)
3,347	Coupang, Inc., Cl A1	47,134	70,120
377	HD Hyundai Heavy Industries Co. Ltd.[1,2]	29,272	42,526
313	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.[1,2]	20,402	36,030
769	Korea Aerospace Industries Ltd.[2]	25,969	29,518
130	Park Systems Corp.[2]	17,125	17,544
3,405	Samsung Electronics Co., Ltd.[2]	185,236	200,397
52	Samsung SDI Co. Ltd.[2]	22,523	13,278
406	SK Hynix, Inc.[2]	35,899	68,902

Total Korea, Republic of		383,560	478,315

Taiwan (9.36%)
292	ASPEED Technology, Inc.[2]	34,970	43,330
4,810	Delta Electronics, Inc.[2]	39,963	57,371
304	eMemory Technology, Inc.[1,2]	24,114	23,880
11,015	Taiwan Semiconductor Manufacturing Co., Ltd.[2]	206,047	326,348
608	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	43,816	105,677

Total Taiwan		348,910	556,606

Total Common Stocks		4,536,559	5,737,050

Principal Amount
Short-Term Investments (5.52%)

$328,356	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/28/2024, 4.85% due 7/1/2024; Proceeds at maturity $328,489; (Fully Collateralized by $331,000 U.S. Treasury Note, 4.50% due 5/31/2029 Market value - $335,045)[2]	328,356	328,356

Total Investments (101.97%)		$4,864,915	6,065,406

Liabilities Less Cash and Other Assets (-1.97%)			(117,231)

Net Assets			$5,948,175

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the market value of Rule 144A securities amounted to $190,566 or 3.20% of net assets.

All securities are Level 1, unless otherwise noted.

16	See Notes to Financial Statements.

June 30, 2024	Baron New Asia Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

Summary of Investments by Sector as of June 30, 2024	Percentage of Net Assets

Information Technology	19.7%

Communication Services	19.2%

Consumer Discretionary	18.9%

Financials	11.5%

Industrials	11.1%

Consumer Staples	4.1%

Energy	4.0%

Health Care	3.3%

Utilities	2.2%

Materials	1.2%

Real Estate	1.2%

Cash and Cash Equivalents*	3.5%
100.0%**

*	Includes short-term investments, other assets and liabilities - net.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Financial Statements.	17

Baron Technology Fund	June 30, 2024

PORTFOLIO OF INVESTMENTS (Unaudited)

Shares		Cost	Value
Common Stocks (99.55%)
Communication Services (11.04%)
	Advertising (2.19%)
3,233	Ibotta, Inc., Cl A1	$313,841	$242,992
5,420	The Trade Desk, Inc., Cl A1	381,129	529,372

		694,970	772,364

	Interactive Media & Services (4.04%)
2,547	Meta Platforms, Inc., Cl A	961,713	1,284,248
2,130	Reddit, Inc., Cl A1	72,420	136,086

		1,034,133	1,420,334

	Movies & Entertainment (4.81%)
5,392	Spotify Technology SA1,2	1,419,288	1,691,955

Total Communication Services		3,148,391	3,884,653

Consumer Discretionary (13.77%)
	Automobile Manufacturers (2.52%)
4,479	Tesla, Inc.[1]	844,652	886,305

	Broadline Retail (10.24%)
18,638	Amazon.com, Inc.[1]	3,093,658	3,601,793

	Hotels, Resorts & Cruise Lines (1.01%)
50,878	eDreams ODIGEO SA (Spain)[1,2]	386,021	354,171

Total Consumer Discretionary		4,324,331	4,842,269

Industrials (0.96%)
	Aerospace & Defense (0.96%)
1,149	Axon Enterprise, Inc.[1]	359,287	338,082

Information Technology (71.02%)
	Application Software (7.88%)
1,770	Cadence Design Systems, Inc.[1]	516,791	544,717
5,748	Gitlab, Inc., Cl A1,3	304,596	285,791
2,812	Guidewire Software, Inc.[1]	317,767	387,747
8,591	Intapp, Inc.[1]	349,849	315,032
1,136	Intuit, Inc.	681,123	746,590
625	ServiceNow, Inc.[1,3]	420,701	491,669

		2,590,827	2,771,546
	Electronic Equipment & Instruments (2.89%)
14,780	PAR Technology Corp.[1]	656,857	695,990
2,373	Park Systems Corp. (Korea, Republic of)[2,4]	313,095	320,256

		969,952	1,016,246

	Internet Services & Infrastructure (1.70%)
9,035	Shopify, Inc., Cl A1,2	670,001	596,762

	IT Consulting & Other Services (2.32%)
1,815	Gartner, Inc.[1]	772,653	815,044

	Semiconductor Materials & Equipment (5.01%)
649	ASML Holding N.V.[2]	547,380	663,752
1,505	BE Semiconductor Industries NV (Netherlands)[2,4]	209,794	251,412
797	Lam Research Corp.	638,879	848,685

		1,396,053	1,763,849

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)

	Semiconductors (29.58%)
7,177	Advanced Micro Devices, Inc.[1]	$1,021,008	$1,164,181
1,140	Broadcom, Inc.	1,346,054	1,830,304
4,318	eMemory Technology, Inc. (Taiwan)[2,4]	334,663	339,189
95,336	indie Semiconductor, Inc., Cl A1	638,678	588,223
3,371	Micron Technology, Inc.	290,683	443,388
228	Monolithic Power Systems, Inc.	116,873	187,343
34,510	NVIDIA Corp.	1,958,202	4,263,365
7,884	Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)[2,4]	161,540	233,584
7,802	Taiwan Semiconductor Manufacturing Co., Ltd., ADR[2]	1,013,096	1,356,066

		6,880,797	10,405,643

	Systems Software (13.72%)
3,333	Cloudflare, Inc., Cl A1,3	266,297	276,072
5,945	Datadog, Inc., Cl A1,3	703,253	771,007
7,777	Dynatrace, Inc.[1,3]	379,206	347,943
7,680	Microsoft Corporation	2,949,247	3,432,576

		4,298,003	4,827,598

	Technology Hardware, Storage & Peripherals (7.92%)
13,229	Apple, Inc.	2,539,452	2,786,292

Total Information Technology		20,117,738	24,982,980

Real Estate (2.76%)
	Real Estate Services (2.76%)
13,114	CoStar Group, Inc.[1]	1,128,138	972,272

Total Common Stocks		29,077,885	35,020,256

Principal Amount
Short-Term Investments (0.56%)
$197,486	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/28/2024, 4.85% due 7/1/2024; Proceeds at maturity $197,566; (Fully Collateralized by $217,200 U.S. Treasury Note, 0.75% due 5/31/2026 Market value - $201,550)[4]	197,486	197,486

Total Investments (100.11%)		$29,275,371	35,217,742

Liabilities Less Cash and Other Assets (-0.11%)			(38,843)

Net Assets			$35,178,899

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

18	See Notes to Financial Statements.

June 30, 2024	Baron Select Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

JUNE 30, 2024

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund
Assets:
Investments in securities, at value*	$6,852,071,487	$1,406,519,567	$344,931,104	$1,749,196,364
Foreign currency, at value†	—	—	158,807	—
Cash	—	—	—	267,687
Receivable for capital shares sold	10,313,238	5,368,510	201,953	6,593,255
Dividends and interest receivable	2,993,212	1,248,805	749,942	1,730,592
Prepaid expenses	219,231	9,560	4,586	14,521
Receivable for securities sold	—	6,318,038	311,243	7,842,106

	6,865,597,168	1,419,464,480	346,357,635	1,765,644,525

Liabilities:
Payable for borrowings against line of credit	989,000,000	—	—	—
Payable for capital shares redeemed	3,538,637	704,839	1,362,436	1,480,613
Investment advisory fees payable (Note 4)	955	455	101	882
Distribution fees payable (Note 4)	138	686	211	151
Payable for securities purchased	—	6,849,004	579,308	10,671,162
Accrued capital gains taxes	—	—	1,779,376	—
Other accrued expenses and other payables	5,562,111	182,333	189,683	277,716

	998,101,841	7,737,317	3,911,115	12,430,524

Net Assets	$5,867,495,327	$1,411,727,163	$342,446,520	$1,753,214,001

Net Assets consist of:
Paid-in capital	$722,338,086	$977,689,000	$312,290,261	$1,451,988,061
Distributable earnings (losses)	5,145,157,241	434,038,163	30,156,259	301,225,940

Net Assets	$5,867,495,327	$1,411,727,163	$342,446,520	$1,753,214,001

Retail Shares:
Net Assets	$2,454,033,899	$289,323,065	$75,456,378	$350,632,720
Shares Outstanding ($0.01 par value; indefinite shares authorized)	16,744,590	7,831,997	2,893,479	10,282,079

Net Asset Value Per Share	$146.56	$36.94	$26.08	$34.10

Institutional Shares:
Net Assets	$2,946,292,509	$787,765,427	$244,245,781	$1,358,660,810
Shares Outstanding ($0.01 par value; indefinite shares authorized)	19,282,777	20,380,417	9,162,797	38,647,995

Net Asset Value Per Share	$152.79	$38.65	$26.66	$35.15

R6 Shares:
Net Assets	$467,168,919	$334,638,671	$22,744,361	$43,920,471
Shares Outstanding ($0.01 par value; indefinite shares authorized)	3,058,094	8,650,350	853,796	1,249,451

Net Asset Value Per Share	$152.76	$38.68	$26.64	$35.15

*Total investments, at cost	$1,507,998,527	$868,155,233	$243,529,365	$1,371,264,168

†Foreign currency, at cost:	$—	$—	$158,855	$—

See Notes to Financial Statements.	19

Baron Select Funds	June 30, 2024

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

JUNE 30, 2024

	Baron Emerging Markets Fund	Baron Global Advantage Fund	Baron Real Estate Income Fund	Baron Health Care Fund
Assets:
Investments in securities, at value*	$4,092,257,624	$600,930,348	$145,252,087	$232,583,884
Foreign currency, at value†	2,165,373	—	—	—
Cash	338,221	—	30,571	—
Receivable for capital shares sold	3,199,950	274,420	124,748	572,858
Dividends and interest receivable	8,078,434	87,314	441,073	138,860
Prepaid expenses	45,224	7,375	757	1,970
Receivable for securities sold	688,514	2,249,273	507,401	—

	4,106,773,340	603,548,730	146,356,637	233,297,572

Liabilities:
Payable for borrowings against line of credit	—	2,200,000	—	—
Payable for capital shares redeemed	5,227,515	717,808	23,316	336,050
Investment advisory fees payable (Note 4)	824	669	266	583
Distribution fees payable (Note 4)	901	430	320	551
Payable for securities purchased	9,739,177	—	443,294	—
Accrued capital gains taxes	44,226,183	—	—	—
Other accrued expenses and other payables	1,859,482	254,267	82,183	92,109

	61,054,082	3,173,174	549,379	429,293

Net Assets	$4,045,719,258	$600,375,556	$145,807,258	$232,868,279

Net Assets consist of:
Paid-in capital	$4,359,216,918	$732,604,086	$154,319,287	$215,979,718
Distributable earnings (losses)	(313,497,660)	(132,228,530)	(8,512,029)	16,888,561

Net Assets	$4,045,719,258	$600,375,556	$145,807,258	$232,868,279

Retail Shares:
Net Assets	$223,348,920	$178,128,766	$12,271,579	$48,359,029
Shares Outstanding ($0.01 par value; indefinite shares authorized)	15,041,617	5,425,557	863,033	2,429,346

Net Asset Value Per Share	$14.85	$32.83	$14.22	$19.91

Institutional Shares:
Net Assets	$3,813,754,056	$411,998,229	$127,973,874	$169,941,330
Shares Outstanding ($0.01 par value; indefinite shares authorized)	254,813,960	12,216,888	8,890,786	8,404,018

Net Asset Value Per Share	$14.97	$33.72	$14.39	$20.22

R6 Shares:
Net Assets	$8,616,282	$10,248,561	$5,561,805	$14,567,920
Shares Outstanding ($0.01 par value; indefinite shares authorized)	575,452	303,766	386,820	720,771

Net Asset Value Per Share	$14.97	$33.74	$14.38	$20.21

*Total investments, at cost	$3,076,846,575	$395,227,770	$129,651,248	$175,262,877

†Foreign currency, at cost:	$2,164,068	$—	$—	$—

20	See Notes to Financial Statements.

June 30, 2024	Baron Select Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

JUNE 30, 2024

	Baron FinTech Fund	Baron New Asia Fund	Baron Technology Fund
Assets:
Investments in securities, at value*	$59,530,507	$6,065,406	$35,217,742
Foreign currency, at value†	—	3,119	1
Cash	—	—	—
Receivable for capital shares sold	223,527	78,398	44,555
Dividends and interest receivable	338	6,990	5,986
Prepaid expenses	471	45	76
Receivable for securities sold	—	63,395	—

	59,754,843	6,217,353	35,268,360

Liabilities:
Payable for borrowings against line of credit	—	—	—
Payable for capital shares redeemed	46,774	—	9,572
Investment advisory fees payable (Note 4)	887	—	916
Distribution fees payable (Note 4)	919	46	668
Payable for securities purchased	45,315	65,590	10,130
Accrued capital gains taxes	—	128,208	—
Other accrued expenses and other payables	73,515	75,334	68,175

	167,410	269,178	89,461

Net Assets	$59,587,433	$5,948,175	$35,178,899

Net Assets consist of:
Paid-in capital	$59,087,175	$6,149,162	$30,377,157
Distributable earnings (losses)	500,258	(200,987)	4,801,742

Net Assets	$59,587,433	$5,948,175	$35,178,899

Retail Shares:
Net Assets	$7,073,591	$1,345,897	$12,181,656
Shares Outstanding ($0.01 par value; indefinite shares authorized)	483,676	146,330	1,098,181

Net Asset Value Per Share	$14.62	$9.20	$11.09

Institutional Shares:
Net Assets	$41,941,783	$2,519,073	$19,528,928
Shares Outstanding ($0.01 par value; indefinite shares authorized)	2,836,920	271,957	1,746,317

Net Asset Value Per Share	$14.78	$9.26	$11.18

R6 Shares:
Net Assets	$10,572,059	$2,083,205	$3,468,315
Shares Outstanding ($0.01 par value; indefinite shares authorized)	715,001	224,710	310,778

Net Asset Value Per Share	$14.79	$9.27	$11.16

*Total investments, at cost	$51,938,106	$4,864,915	$29,275,371

†Foreign currency, at cost:	$—	$3,118	$1

See Notes to Financial Statements.	21

Baron Select Funds	June 30, 2024

STATEMENTS OF OPERATIONS (Unaudited)

FOR THE SIX MONTHS ENDED JUNE 30, 2024

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund
Investment income (loss):
Income:
Dividends[1]	$17,319,564	$5,648,742	$3,156,901	$13,109,960
Interest[2]	6,159	498,610	293,218	1,415,917

Total income	17,325,723	6,147,352	3,450,119	14,525,877

Expenses:
Investment advisory fees (Note 4)	29,698,906	6,739,604	1,740,990	8,775,127
Distribution fees — Retail Shares (Note 4)	3,127,376	370,803	94,034	461,004
Shareholder servicing agent fees and expenses — Retail Shares	102,980	24,305	10,805	24,980
Shareholder servicing agent fees and expenses — Institutional Shares	55,990	20,668	10,538	35,494
Shareholder servicing agent fees and expenses — R6 Shares	12,931	9,131	1,532	1,226
Reports to shareholders	347,800	126,290	36,246	196,980
Line of credit fees	291,424	8,632	2,518	11,232
Trustee fees and expenses (Note 4)	206,667	44,880	14,252	58,649
Custodian and fund accounting fees	153,630	34,426	101,522	26,206
Professional fees	94,150	27,490	53,142	31,768
Registration and filing fees	67,200	88,800	36,800	61,900
Insurance expense	50,950	12,874	4,004	14,954
Administration fees	23,315	22,980	22,201	22,598
Miscellaneous expenses	2,550	2,700	2,734	2,905

Total operating expenses	34,235,869	7,533,583	2,131,318	9,725,023

Interest expense on borrowings	29,979,115	—	—	—

Total gross expenses	64,214,984	7,533,583	2,131,318	9,725,023
Management fees waived/expenses reimbursed — Retail Shares (Note 4)	—	—	(34,142)	—
Management fees waived/expenses reimbursed — Institutional Shares (Note 4)	—	—	(89,126)	—
Management fees waived/expenses reimbursed — R6 Shares (Note 4)	—	—	(12,350)	—

Total net expenses	64,214,984	7,533,583	1,995,700	9,725,023

Net investment income (loss)	(46,889,261)	(1,386,231)	1,454,419	4,800,854

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	355,780,612	(9,654,725)	7,999,325 [3]	47,351,359
Net realized gain (loss) on foreign currency transactions	—	—	(220,327)	—
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	(889,415,363)	32,305,909	(2,376,966)[4]	(83,001,565)
Foreign currency translations	—	—	(13,565)	—

Net gain (loss) on investments	(533,634,751)	22,651,184	5,388,467	(35,650,206)

Net increase (decrease) in net assets resulting from operations	$(580,524,012)	$21,264,953	$6,842,886	$(30,849,352)

[1] Net of foreign taxes withheld on dividends	$—	$—	$340,218	$92,944

[2] Net of foreign taxes withheld on interest	$—	$—	$—	$—

[3] Net of realized foreign capital gains tax of	$—	$—	$1,033,851	$—

[4] Increase in accrued foreign capital gains tax payable of	$—	$—	$257,485	$—

22	See Notes to Financial Statements.

June 30, 2024	Baron Select Funds

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2024

	Baron Emerging Markets Fund		Baron Global Advantage Fund	Baron Real Estate Income Fund	Baron Health Care Fund
Income:
Dividends[1]	$31,040,865		$167,513	$2,018,154	$568,121
Interest[2]	3,362,517		13,354	81,892	257,017

Total income	34,403,382		180,867	2,100,046	825,138

Expenses:
Investment advisory fees (Note 4)	20,930,588		2,661,918	537,814	857,719
Distribution fees — Retail Shares (Note 4)	292,255		231,885	16,127	62,779
Shareholder servicing agent fees and expenses — Retail Shares	15,270		14,726	8,359	19,012
Shareholder servicing agent fees and expenses — Institutional Shares	64,640		16,712	8,267	7,430
Shareholder servicing agent fees and expenses — R6 Shares	223		282	110	373
Reports to shareholders	747,650		126,900	14,055	27,660
Line of credit fees	27,290		5,286	841	1,339
Trustee fees and expenses (Note 4)	143,430		21,713	4,810	7,536
Custodian and fund accounting fees	1,295,307		27,150	14,895	11,811
Professional fees	152,037		65,190	26,938	26,846
Registration and filing fees	76,300		46,900	28,210	47,290
Insurance expense	32,375		4,554	1,636	1,856
Administration fees	21,032		22,520	22,019	22,279
Miscellaneous expenses	3,678		2,600	2,609	2,706

Total operating expenses	23,802,075		3,248,336	686,690	1,096,636

Interest expense on borrowings	—		67,308	—	—

Total gross expenses	23,802,075		3,315,644	686,690	1,096,636
Management fees waived/expenses reimbursed — Retail Shares (Note 4)	—		(63,899)	(15,525)	(26,247)
Management fees waived/expenses reimbursed — Institutional Shares (Note 4)	—		(131,014)	(78,777)	(32,854)
Management fees waived/expenses reimbursed — R6 Shares (Note 4)	—		(3,036)	(2,593)	(2,676)

Total net expenses	23,802,075		3,117,695	589,795	1,034,859

Net investment income (loss)	10,601,307		(2,936,828)	1,510,251	(209,721)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	162,873,861	[3]	70,496,899 [3]	1,382,245	818,661
Net realized gain (loss) on foreign currency transactions	(1,986,712)		(8,921)	—	(6)
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	93,387,785	[4]	(26,000,972)	(2,973,568)	12,466,168
Foreign currency translations	46,387		156	—	—

Net gain (loss) on investments	254,321,321		44,487,162	(1,591,323)	13,284,823

Net increase (decrease) in net assets resulting from operations	$264,922,628		$41,550,334	$(81,072)	$13,075,102

[1] Net of foreign taxes withheld on dividends	$4,021,362		$34,394	$12,429	$(4,601)

[2] Net of foreign taxes withheld on interest	$27		$—	$—	$—

[3] Net of realized foreign capital gains tax of	$13,090,023		$268,219	$—	$—

[4] Increase in accrued foreign capital gains tax payable of	$14,012,147		$—	$—	$—

See Notes to Financial Statements.	23

Baron Select Funds	June 30, 2024

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2024

	Baron FinTech Fund	Baron New Asia Fund	Baron Technology Fund
Investment income (loss):
Income:
Dividends[1]	$193,824	$32,381	$39,542
Interest	15,426	6,352	19,128

Total income	209,250	38,733	58,670

Expenses:
Investment advisory fees (Note 4)	240,754	24,088	92,540
Distribution fees — Retail Shares (Note 4)	9,166	1,332	10,835
Shareholder servicing agent fees and expenses — Retail Shares	7,346	9,222	7,877
Shareholder servicing agent fees and expenses — Institutional Shares	6,565	5,408	6,414
Shareholder servicing agent fees and expenses — R6 Shares	294	53	85
Reports to shareholders	7,164	3,710	2,896
Line of credit fees	441	24	211
Trustee fees and expenses (Note 4)	2,024	153	632
Custodian and fund accounting fees	7,776	28,607	3,322
Professional fees	24,750	40,100	23,100
Registration and filing fees	22,780	20,690	25,530
Insurance expense	582	29	123
Administration fees	22,131	22,017	23,080
Miscellaneous expenses	2,608	3,252	2,608

Total operating expenses	354,381	158,685	199,253

Interest expense on borrowings	—	—	—

Total gross expenses	354,381	158,685	199,253
Management fees waived/expenses reimbursed — Retail Shares (Note 4)	(12,841)	(34,414)	(34,370)
Management fees waived/expenses reimbursed — Institutional Shares (Note 4)	(38,340)	(49,738)	(34,116)
Management fees waived/expenses reimbursed — R6 Shares (Note 4)	(8,139)	(44,297)	(10,040)

Total net expenses	295,061	30,236	120,727

Net investment income (loss)	(85,811)	8,497	(62,057)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	65,290	(234,079)	(146,492)
Net realized gain (loss) on foreign currency transactions	(8)	(3,442)	(2,256)
Change in net unrealized appreciation (depreciation) of
Investments — Unaffiliated investments	2,432,709	1,047,020 [2]	4,555,348
Foreign currency translations	—	(18)	(21)

Net gain (loss) on investments	2,497,991	809,481	4,406,579

Net increase (decrease) in net assets resulting from operations	$2,412,180	$817,978	$4,344,522

[1] Net of foreign taxes withheld on dividends	$—	$5,696	$2,631

[2] Increase in accrued foreign capital gains tax payable of	$—	$91,105	$—

24	See Notes to Financial Statements.

June 30, 2024	Baron Select Funds

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Baron Partners Fund		Baron Focused Growth Fund		Baron International Growth Fund
	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(46,889,261)	$(100,956,529)	$(1,386,231)	$(3,872,144)	$1,454,419	$3,056,499
Net realized gain (loss)	355,780,612	(157,505,280)	(9,654,725)	(13,273,815)	7,778,998	(27,656,100)
Change in net unrealized appreciation (depreciation)	(889,415,363)	2,335,451,959	32,305,909	248,550,090	(2,390,531)	60,250,289

Increase (decrease) in net assets resulting from operations	(580,524,012)	2,076,990,150	21,264,953	231,404,131	6,842,886	35,650,688

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	—	—	—	—	—	(269,980)
Distributable earnings — Institutional Shares	—	—	—	—	—	(1,804,572)
Distributable earnings — R6 Shares	—	—	—	—	—	(696,052)

Decrease in net assets from distributions to shareholders	—	—	—	—	—	(2,770,604)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	113,621,501	355,190,468	51,200,938	151,146,892	14,890,254	23,092,120
Proceeds from the sale of shares — Institutional Shares	243,829,518	688,166,838	224,187,708	388,100,609	18,133,814	71,220,517
Proceeds from the sale of shares — R6 Shares	3,280,939	10,042,606	8,386,552	11,089,009	2,571,466	5,559,120
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	—	—	—	—	264,640
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	—	—	—	—	—	1,785,299
Net asset value of shares issues in reinvestment of distribution — R6 Shares	—	—	—	—	—	696,053
Cost of shares redeemed — Retail Shares	(370,711,529)	(437,752,854)	(82,570,869)	(62,689,099)	(17,395,700)	(19,130,327)
Cost of shares redeemed — Institutional Shares	(473,189,481)	(567,565,311)	(139,485,244)	(104,575,692)	(93,633,369)	(82,237,151)
Cost of shares redeemed — R6 Shares	(13,598,671)	(6,188,636)	(6,951,090)	(6,298,090)	(100,923,224)	(4,827,045)

Increase (decrease) in net assets derived from capital share transactions	(496,767,723)	41,893,111	54,767,995	376,773,629	(176,356,759)	(3,576,774)

Net increase (decrease) in net assets	(1,077,291,735)	2,118,883,261	76,032,948	608,177,760	(169,513,873)	29,303,310

Net Assets:
Beginning of period	6,944,787,062	4,825,903,801	1,335,694,215	727,516,455	511,960,393	482,657,083

End of period	$5,867,495,327	$6,944,787,062	$1,411,727,163	$1,335,694,215	$342,446,520	$511,960,393

Capital share transactions — Retail Shares
Shares sold	795,923	2,460,850	1,423,598	4,483,400	589,417	937,676
Shares issued in reinvestment of distributions	—	—	—	—	—	10,873
Shares redeemed	(2,593,938)	(3,069,315)	(2,286,075)	(1,882,429)	(683,014)	(769,094)

Net increase (decrease)	(1,798,015)	(608,465)	(862,477)	2,600,971	(93,597)	179,455

Capital share transactions — Institutional Shares
Shares sold	1,631,870	4,650,011	5,948,452	11,070,554	702,875	2,811,311
Shares issued in reinvestment of distributions	—	—	—	—	—	71,872
Shares redeemed	(3,192,634)	(3,915,668)	(3,696,832)	(3,014,353)	(3,647,305)	(3,277,033)

Net increase (decrease)	(1,560,764)	734,343	2,251,620	8,056,201	(2,944,430)	(393,850)

Capital share transactions — R6 Shares
Shares sold	22,084	66,908	221,494	317,595	101,951	226,005
Shares issued in reinvestment of distributions	—	—	—	—	—	28,033
Shares redeemed	(95,819)	(41,442)	(183,654)	(179,386)	(3,923,365)	(200,345)

Net increase (decrease)	(73,735)	25,466	37,840	138,209	(3,821,414)	53,693

See Notes to Financial Statements.	25

Baron Select Funds	June 30, 2024

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Real Estate Fund		Baron Emerging Markets Fund		Baron Global Advantage Fund
	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,800,854	$6,741,535	$10,601,307	$24,155,343	$(2,936,828)	$(7,033,822)
Net realized gain (loss)	47,351,359	12,262,036	160,887,149	(272,251,793)	70,487,978	(79,786,942)
Change in net unrealized appreciation (depreciation)	(83,001,565)	316,689,615	93,434,172	609,334,651	(26,000,816)	256,276,035

Increase (decrease) in net assets resulting from operations	(30,849,352)	335,693,186	264,922,628	361,238,201	41,550,334	169,455,271

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	—	(219,246)	—	(1,068,956)	—	—
Distributable earnings — Institutional Shares	—	(5,656,763)	—	(29,796,790)	—	—
Distributable earnings — R6 Shares	—	(168,604)	—	(56,931)	—	—

Decrease in net assets from distributions to shareholders	—	(6,044,613)	—	(30,922,677)	—	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	25,359,405	67,278,351	13,247,599	40,745,092	5,763,765	22,472,386
Proceeds from the sale of shares — Institutional Shares	236,059,963	434,878,375	339,922,964	727,020,825	24,356,843	88,776,514
Proceeds from the sale of shares — R6 Shares	9,775,473	12,458,566	1,538,489	2,085,300	286,428	923,807
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	210,783	—	1,040,501	—	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	—	5,182,287	—	24,745,777	—	—
Net asset value of shares issues in reinvestment of distribution — R6 Shares	—	168,604	—	56,930	—	—
Cost of shares redeemed — Retail Shares	(49,954,329)	(84,800,749)	(57,646,922)	(91,482,177)	(45,544,587)	(88,867,488)
Cost of shares redeemed — Institutional Shares	(172,772,417)	(295,426,736)	(1,055,620,787)	(1,256,147,547)	(110,832,910)	(275,508,788)
Cost of shares redeemed — R6 Shares	(5,003,776)	(5,356,823)	(1,630,710)	(5,106,803)	(997,932)	(2,188,193)

Increase (decrease) in net assets derived from capital share transactions	43,464,319	134,592,658	(760,189,367)	(557,042,102)	(126,968,393)	(254,391,762)

Net increase (decrease) in net assets	12,614,967	464,241,231	(495,266,739)	(226,726,578)	(85,418,059)	(84,936,491)

Net Assets:
Beginning of period	1,740,599,034	1,276,357,803	4,540,985,997	4,767,712,575	685,793,615	770,730,106

End of period	$1,753,214,001	$1,740,599,034	$4,045,719,258	$4,540,985,997	$600,375,556	$685,793,615

Capital share transactions — Retail Shares
Shares sold	725,431	2,171,746	940,942	3,020,438	184,615	823,556
Shares issued in reinvestment of distributions	—	6,599	—	77,717	—	—
Shares redeemed	(1,427,902)	(2,754,375)	(4,080,904)	(6,811,892)	(1,453,642)	(3,239,565)

Net increase (decrease)	(702,471)	(576,030)	(3,139,962)	(3,713,737)	(1,269,027)	(2,416,009)

Capital share transactions — Institutional Shares
Shares sold	6,564,638	13,796,839	24,121,842	53,560,711	762,874	3,227,760
Shares issued in reinvestment of distributions	—	162,795	—	1,840,640	—	—
Shares redeemed	(4,816,987)	(9,387,663)	(74,557,150)	(93,111,422)	(3,470,983)	(9,762,152)

Net increase (decrease)	1,747,651	4,571,971	(50,435,308)	(37,710,071)	(2,708,109)	(6,534,392)

Capital share transactions — R6 Shares
Shares sold	267,879	392,706	107,080	154,253	8,994	33,096
Shares issued in reinvestment of distributions	—	5,295	—	4,231	—	—
Shares redeemed	(139,732)	(169,687)	(116,015)	(376,879)	(31,284)	(77,573)

Net increase (decrease)	128,147	228,314	(8,935)	(218,395)	(22,290)	(44,477)

26	See Notes to Financial Statements.

June 30, 2024	Baron Select Funds

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Real Estate Income Fund		Baron Health Care Fund		Baron FinTech Fund
	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,510,251	$2,095,948	$(209,721)	$(65,847)	$(85,811)	$(73,120)
Net realized gain (loss)	1,382,245	(4,766,635)	818,655	(2,666,948)	65,282	(2,485,044)
Change in net unrealized appreciation (depreciation)	(2,973,568)	18,322,473	12,466,168	15,141,244	2,432,709	14,978,959

Increase (decrease) in net assets resulting from operations	(81,072)	15,651,786	13,075,102	12,408,449	2,412,180	12,420,795

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	(109,636)	(273,623)	—	—	—	—
Distributable earnings — Institutional Shares	(1,231,428)	(1,858,134)	—	—	—	—
Distributable earnings — R6 Shares	(39,764)	(16,765)	—	—	—	—

Decrease in net assets from distributions to shareholders	(1,380,828)	(2,148,522)	—	—	—	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	1,064,285	3,858,342	5,904,422	11,277,945	238,007	674,929
Proceeds from the sale of shares — Institutional Shares	10,353,613	89,883,119	30,541,543	41,603,727	3,957,719	12,484,414
Proceeds from the sale of shares — R6 Shares	4,010,844	837,376	8,460,040	136,269	14,356	3,965,552
Net asset value of shares issued in reinvestment of distributions — Retail Shares	107,900	258,789	—	—	—	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	693,595	1,435,472	—	—	—	—
Net asset value of shares issues in reinvestment of distribution — R6 Shares	39,005	15,675	—	—	—	—
Cost of shares redeemed — Retail Shares	(2,592,920)	(5,258,306)	(10,288,362)	(19,305,819)	(779,554)	(2,051,948)
Cost of shares redeemed — Institutional Shares	(14,401,373)	(33,748,918)	(24,763,411)	(45,451,361)	(5,820,484)	(10,235,367)
Cost of shares redeemed — R6 Shares	(88,965)	(22,027)	(493,459)	(250,830)	(33,676)	(260,999)

Increase (decrease) in net assets derived from capital share transactions	(814,016)	57,259,522	9,360,773	(11,990,069)	(2,423,632)	4,576,581

Net increase (decrease) in net assets	(2,275,916)	70,762,786	22,435,875	418,380	(11,452)	16,997,376

Net Assets:
Beginning of period	148,083,174	77,320,388	210,432,404	210,014,024	59,598,885	42,601,509

End of period	$145,807,258	$148,083,174	$232,868,279	$210,432,404	$59,587,433	$59,598,885

Capital share transactions — Retail Shares
Shares sold	75,739	288,086	300,018	624,918	16,480	54,697
Shares issued in reinvestment of distributions	7,676	19,885	—	—	—	—
Shares redeemed	(184,794)	(394,095)	(522,717)	(1,082,437)	(53,572)	(170,211)

Net increase (decrease)	(101,379)	(86,124)	(222,699)	(457,519)	(37,092)	(115,514)

Capital share transactions — Institutional Shares
Shares sold	726,670	6,621,682	1,533,997	2,302,824	268,249	1,028,407
Shares issued in reinvestment of distributions	48,767	108,728	—	—	—	—
Shares redeemed	(1,016,766)	(2,527,701)	(1,249,629)	(2,523,545)	(390,699)	(851,462)

Net increase (decrease)	(241,329)	4,202,709	284,368	(220,721)	(122,450)	176,945

Capital share transactions — R6 Shares
Shares sold	280,924	63,270	435,143	7,425	977	337,021
Shares issued in reinvestment of distributions	2,750	1,175	—	—	—	—
Shares redeemed	(6,207)	(1,792)	(24,509)	(13,542)	(2,267)	(21,573)

Net increase (decrease)	277,467	62,653	410,634	(6,117)	(1,290)	315,448

See Notes to Financial Statements.	27

Baron Select Funds	June 30, 2024

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron New Asia Fund		Baron Technology Fund
	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$8,497	$5,990	$(62,057)	$(33,974)
Net realized gain (loss)	(237,521)	(549,012)	(148,748)	(492,906)
Change in net unrealized appreciation (depreciation)	1,047,002	764,469	4,555,327	3,027,405

Increase (decrease) in net assets resulting from operations	817,978	221,447	4,344,522	2,500,525

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	—	—	—	—
Distributable earnings — Institutional Shares	—	—	—	—
Distributable earnings — R6 Shares	—	—	—	—

Decrease in net assets from distributions to shareholders	—	—	—	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	273,059	402,312	7,031,762	3,720,001
Proceeds from the sale of shares — Institutional Shares	776,749	326,790	19,906,984	1,130,035
Proceeds from the sale of shares — R6 Shares	7,013	1,618,999	223,076	1,269,655
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	—	—	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	—	—	—	—
Net asset value of shares issues in reinvestment of distribution — R6 Shares	—	—	—	—
Cost of shares redeemed — Retail Shares	(91,378)	(352,228)	(1,519,075)	(1,297,617)
Cost of shares redeemed — Institutional Shares	(131,046)	(1,616,622)	(3,838,584)	(1,603,427)
Cost of shares redeemed — R6 Shares	(40,261)	(4,787)	—	—

Increase (decrease) in net assets derived from capital share transactions	794,136	374,464	21,804,163	3,218,647

Net increase (decrease) in net assets	1,612,114	595,911	26,148,685	5,719,172

Net Assets:
Beginning of period	4,336,061	3,740,150	9,030,214	3,311,042

End of period	$5,948,175	$4,336,061	$35,178,899	$9,030,214

Capital share transactions — Retail Shares
Shares sold	31,920	52,612	699,408	468,981
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(11,303)	(46,209)	(150,455)	(161,692)

Net increase (decrease)	20,617	6,403	548,953	307,289

Capital share transactions — Institutional Shares
Shares sold	89,588	43,069	1,952,285	135,967
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(15,548)	(205,853)	(364,856)	(257,119)

Net increase (decrease)	74,040	(162,784)	1,587,429	(121,152)

Capital share transactions — R6 Shares
Shares sold	825	205,665	21,811	216,024
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(4,806)	(633)	—	—

Net increase (decrease)	(3,981)	205,032	21,811	216,024

28	See Notes to Financial Statements.

June 30, 2024	Baron Select Funds

STATEMENT OF CASH FLOWS (Unaudited)

FOR THE SIX MONTHS ENDED JUNE 30, 2024

Baron Partners Fund
Increase (Decrease) in Cash:
Cash Provided (Used) from Operating Activities
Net increase (decrease) in net assets resulting from operations	$(580,524,013)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(32,673,526)
Proceeds from sales of portfolio securities	582,154,433
Net purchases (sales and maturities) of short-term investments	199,665
(Increase) decrease in dividends and interest receivable	(411,879)
(Increase) decrease in prepaid expenses	205,152
Increase (decrease) in accrued expenses	(217,874)
Net realized (gain) loss on investments	(355,780,611)
Change in net unrealized (appreciation) depreciation of investments	889,415,363

Net cash provided (used) by operating activities	$502,366,709

Cash Provided in Financing Activities
Proceeds from shares sold	355,621,150
Payment for shares redeemed	(859,365,859)
Increase (decrease) in due to custodian bank	(622,000)
Borrowings against line of credit	332,900,000
Repayments against line of credit	(330,900,000)

Net cash provided (used) in financing activities	(502,366,709)

Net increase (decrease) in cash	—
Cash at beginning of year	—

Cash at end of year	—

Supplemental cash flow information:
Interest paid on line of credit	$30,384,721

See Notes to Financial Statements.	29

Baron Select Funds	June 30, 2024

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Baron Select Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers 12 series (individually, a Fund and collectively, the Funds): Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund, Baron Health Care Fund, Baron FinTech Fund, Baron New Asia Fund, and Baron Technology Fund. Baron WealthBuilder Fund is presented in a separate report.

Each Fund presented in this report offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

The investment goals of the Funds are as follows:

Baron Partners Fund is a non-diversified fund that seeks capital appreciation through long-term investments primarily in U.S. growth companies. The Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investments increases both investment opportunity and investment risk.

Baron Focused Growth Fund is a non-diversified fund that seeks capital appreciation through long-term investments primarily in U.S. small- and mid-sized growth companies.

Baron International Growth Fund is a diversified fund that seeks capital appreciation through long-term investments primarily in non-U.S. growth companies.

Baron Real Estate Fund is a diversified fund that seeks capital appreciation through long-term investments primarily in U.S. and non-U.S. real estate and real estate-related companies.

Baron Emerging Markets Fund is a diversified fund that seeks capital appreciation through investments primarily in growth companies in developing countries.

Baron Global Advantage Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities of established and emerging markets companies located throughout the world.

Baron Real Estate Income Fund is a non-diversified fund that seeks both capital appreciation and current income through investments primarily in real estate income-producing securities and other real estate securities.

Baron Health Care Fund is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities engaged in research, development, production, sale, delivery or distribution of products and services related to the health care industry.

Baron FinTech Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities that develop, use, or rely on innovative technologies or services, in a significant way, for banking, lending, capital markets, financial data analytics, insurance, payments, asset management, or wealth management.

Baron New Asia Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities located in Asia, but including all other developed, developing, and frontier countries in the Asian region.

Baron Technology Fund is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities of U.S. and non-U.S. technology companies, selected for their durable growth potential from the development, advancement, and use of technology.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Funds’ share prices or net asset values (NAV) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets of the Fund represented by such class, less all liabilities, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the Adviser) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board

June 30, 2024	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Securities Transactions and Investment Income. Fund securities transactions are accounted for on trade date. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums. Dividend income (net of withholding taxes, if any) is recognized on the ex-dividend date, except in the case of certain dividends from foreign securities which are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Non-cash dividends received in the form of stock are recognized and recorded at fair value as non-cash dividend income.

Distributions received from certain investments such as real estate investment trusts (REITs) may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. Since the classification of such payments are generally not known until after the end of the calendar year, the Funds estimate the expected classification of such payments based upon available information which may include the previous year’s allocation. Recharacterizations will be reflected in the following year as additional information becomes available from the issuers. The Funds record as dividend income the amounts characterized as ordinary income and as realized gain the amounts characterized as capital gain in the accompanying Statements of Operations. The amounts characterized as a return of capital are reflected as a reduction of cost of the related investment in the accompanying Portfolios of Investments.

d) Expense Allocation. The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses of the Trust and Baron Investment Funds Trust (collectively, the Fund Complex), not directly chargeable to one or more specific Baron Funds are typically allocated among the funds in the Fund Complex in proportion to their respective net assets. The Funds accrue distribution and service (12b-1) fees to Retail Shares.

e) Single Issuer. Single issuer risk is the possibility that factors specific to an issuer to which a Fund is exposed will affect the market prices of the issuer’s securities and therefore the NAV of the Fund. Due to the size of Baron Partners Fund’s investment in Tesla, Inc. (Tesla), 34% of the Fund’s net assets as of June 30, 2024, the NAV of the Fund will be materially impacted by the price of Tesla stock.

f) Non-Diversified Portfolio. Certain Funds are non-diversified, which means they will likely have a greater percentage of their assets in a single issuer than a diversified fund. As a result, a non-diversified Fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Fund’s performance compared to a diversified fund. Thus, a non-diversified Fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund. Additionally, non-diversified Funds may encounter difficulty liquidating securities.

g) Industry Concentration. From time to time, market fluctuations in the value of a Fund’s investments, combined with a Fund’s non-diversified portfolio, may result in a Fund being concentrated in the securities of a single issuer or a small number of issuers, including in a particular industry. As a result, this Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a diversified portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, a Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of Baron Partners Fund’s investment in Tesla, which represents about 34% of the Fund’s net assets as of June 30, 2024, the Fund will be more adversely impacted by negative developments affecting the automotive and energy industries, as well as governmental environmental regulations.

h) Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates.

Baron Select Funds	June 30, 2024

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

i) Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions on the Statements of Operations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

j) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at June 30, 2024.

k) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at June 30, 2024, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Portfolio of Investments.

l) Master Limited Partnerships. The Funds may invest in master limited partnerships (MLPs). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

m) Special Purpose Acquisition Company. The Funds may acquire an interest in a special purpose acquisition company (SPAC) in an initial public offering (IPO), via a private placement or a secondary market transaction. A SPAC is typically a publicly traded company that raises investment capital via an IPO for the purpose of acquiring the equity securities of one or more existing companies via merger, combination, acquisition or other similar transactions. To the extent the SPAC is invested in cash or similar securities, this may negatively affect a Fund’s performance if the Fund is invested in the SPAC during such period. There is no guarantee that the SPACs will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. These transactions will require the approval of the respective shareholders and are subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the SPAC’s acquisition may not close and, to the extent a Fund had committed to participate in a private placement (i.e., PIPE transaction, defined below), the Fund will no longer be obligated to fulfill its commitment.

n) Private Investment in Public Equity. The Funds may acquire equity securities of an issuer that are issued through a private investment in public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company in a private placement transaction, including securities issued by a SPAC, typically at a discount to the market price of the company’s securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund’s investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restriction can last an uncertain amount of time and may be many months. Until the public registration process is completed, securities acquired via a PIPE are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause these securities to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Publicly traded securities acquired via a PIPE transaction are typically valued at the market price of an issuer’s common stock and classified as Level 2 in the fair value hierarchy.

June 30, 2024	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

o) Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. None of the Funds will be subject to federal or state income taxes to the extent that they qualify as regulated investment companies and substantially all of their income is distributed.

The Funds are subject to foreign tax on capital gains and withholding taxes on income from foreign investments that are accrued based upon the Funds’ understanding of the tax rules and regulations that exist in the countries in which they invest. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

The Funds attempt to qualify for reduced tax rates or exemptions in countries with which the United States has a tax treaty and may file withholding tax reclaims in certain countries to recover portions of amounts previously withheld.

Further, as a result of several court cases across the European Union, the Funds may also file tax reclaims for previously withheld taxes in those countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities, as well as several related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded as a reduction of foreign taxes withheld on dividends, or as dividend income to the extent such claims exceed the foreign taxes withheld on dividends included within dividend income on the Statement of Operations. Such amounts, if and when recorded, could result in an increase in the respective Funds’ NAV per share.

p) Restricted Securities. The Funds may invest in securities that are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board. Refer to Note 6 for additional information.

q) Distributions to Shareholders. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, foreign capital gains tax, late-year loss deferral, post-October loss deferral, and wash sale loss deferral. Income dividends are normally declared and paid annually, except that the Baron Real Estate Income Fund’s income dividends (if any), will be declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Funds, if not distributed. The Funds intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

r) Commitments and Contingencies. In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

s) Cash and Cash Equivalents. The Funds consider all short-term liquid investments with a maturity of three months or less when purchased to be cash equivalents.

t) Russia and Ukraine Risk. Certain Funds invested in securities and instruments that are economically tied to Russia. Due to the uncertainty of the geopolitical tension in Russia/Ukraine, investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risk that further economic sanctions may be imposed by the U.S. and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact a Fund’s performance and/or ability to achieve its investment objective. For example, certain transactions may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term securities, for the six months ended June 30, 2024 were as follows:

Fund	Purchases	Sales
Baron Partners Fund	$32,673,526	$569,061,225
Baron Focused Growth Fund	103,606,671	64,728,086
Baron International Growth Fund	53,908,447	219,932,330
Baron Real Estate Fund	507,132,842	537,088,214
Baron Emerging Markets Fund	803,248,268	1,564,105,666
Baron Global Advantage Fund	17,678,491	148,858,428
Baron Real Estate Income Fund	82,350,941	85,127,417
Baron Health Care Fund	51,115,757	46,965,979
Baron FinTech Fund	2,188,453	4,891,808
Baron New Asia Fund	2,065,984	1,350,014
Baron Technology Fund	26,477,585	4,497,620

Baron Select Funds	June 30, 2024

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees. The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (BCG), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee accrued daily as a percentage of each Fund’s average daily net assets and payable monthly, at an annual rate set forth below:

Fund	Annual Rate
Baron Partners Fund	1.00%
Baron Focused Growth Fund	1.00%
Baron International Growth Fund	0.88%
Baron Real Estate Fund	1.00%
Baron Emerging Markets Fund	1.00%
Baron Global Advantage Fund	0.85%
Baron Real Estate Income Fund	0.75%
Baron Health Care Fund	0.75%
Baron FinTech Fund	0.80%
Baron New Asia Fund	1.00%
Baron Technology Fund	0.80%

The Adviser has contractually agreed to waive its fee or reimburse Fund expenses to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expenses) pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term , as follows:

	Annual Operating Expense Ratio Cap

Fund	Retail Shares	Institutional Shares	R6 Shares
Baron Partners Fund	1.45%	1.20%	1.20%
Baron Focused Growth Fund	1.35%	1.10%	1.10%
Baron International Growth Fund	1.20%	0.95%	0.95%
Baron Real Estate Fund	1.35%	1.10%	1.10%
Baron Emerging Markets Fund	1.50%	1.25%	1.25%
Baron Global Advantage Fund	1.15%	0.90%	0.90%
Baron Real Estate Income Fund	1.05%	0.80%	0.80%
Baron Health Care Fund	1.10%	0.85%	0.85%
Baron FinTech Fund	1.20%	0.95%	0.95%
Baron New Asia Fund	1.45%	1.20%	1.20%
Baron Technology Fund	1.20%	0.95%	0.95%

During the six months ended June 30, 2024, the Adviser waived its management fees and reimbursed other expenses, if applicable, as follows:

	Retail Shares		Institutional Shares		R6 Shares

Fund	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed
Baron International Growth Fund	$34,142	$—	$89,126	$—	$12,350	$—
Baron Global Advantage Fund	63,899	—	131,014	—	3,036	—
Baron Real Estate Income Fund	15,525	—	78,777	—	2,593	—
Baron Health Care Fund	26,247	—	32,854	—	2,676	—
Baron FinTech Fund	12,841	—	38,340	—	8,139	—
Baron New Asia Fund	5,329	29,085	9,327	40,411	9,432	34,865
Baron Technology Fund	34,370	—	34,116	—	10,040	—

The aforementioned fee waivers and reimbursements, if applicable, are not subject to recoupment by the Adviser.

b) Distribution Fees. Baron Capital, Inc. (BCI), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Funds’ shares. The Funds are authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

c) Trustee Fees. Certain Trustees of the Trust are officers of the Adviser and received no direct renumeration in such capacity from the Fund Complex. The Fund Complex pays each Independent Trustee (an Independent Trustee is a Trustee who is not an interested person (as defined in the 1940 Act) of the Fund Complex) annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Board. Specifically, each Independent Trustee receives an annual base compensation of $215,000 with the lead Independent Trustee receiving an additional $25,000. An additional $60,000 per annum is paid to each Independent Trustee for attendance at the quarterly meetings of the Board. Each member of the Audit Committee receives an additional $12,500 in annual compensation with the Audit Committee Chairperson receiving an additional $12,500.

d) Custody, Fund Accounting and Administration Fees. The Funds have entered into an agreement with State Street Bank and Trust Company (State Street) to perform custody, accounting and certain administrative services.

June 30, 2024	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

e) Cross Trades. The Funds are permitted to purchase securities from, or sell securities to, other Funds within the Trust, the funds in Baron Investment Funds Trust and other entities advised or subadvised by the Adviser, pursuant to “Cross-Trading Procedures” adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by the respective Baron Fund from or to another fund/other entity that is or could be considered an affiliate of a Fund under certain limited circumstances by virtue of having a common investment adviser, common officers, or common trustees complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price and with no commissions. Pursuant to these procedures, for the six months ended June 30, 2024, the Funds did not engage in the cross-trades.

f) Ownership Concentration. As of June 30, 2024, the officers, Trustees, and portfolio managers owned, directly or indirectly, 34.69% of Baron Focused Growth Fund, 23.77% of Baron FinTech Fund, 65.32% of Baron New Asia Fund, and 11.49% of Baron Technology Fund. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to Baron Focused Growth Fund, Baron FinTech Fund, Baron New Asia Fund and Baron Technology Fund shareholders.

5. LINE OF CREDIT

Baron Partners Fund participates in a committed syndicated line of credit agreement with State Street in the amount of $1 billion that is used for investment purposes. Depending on the outstanding loan amount, a commitment fee of 0.15% or 0.25% per annum is incurred on the unused portion of the line of credit. Baron Partners Fund may borrow up to the lesser of $1 billion or the maximum amount Baron Partners Fund may borrow under the 1940 Act, the limitations included in Baron Partners Fund’s prospectus, or any limit or restriction under any law or regulation to which Baron Partners Fund is subject or any agreement to which Baron Partners Fund is a party. Interest is charged to Baron Partners Fund, based on its borrowings, at a rate per annum equal to the higher of the One-Month Term Secured Overnight Financing Rate plus 0.10%, the Federal Funds Effective Rate, or the Overnight Bank Funding Rate (OBFR); plus a margin of 0.85%. An upfront fee of 0.05% is incurred on the commitment amount.

The Fund Complex (except Baron Partners Fund), participates in a committed line of credit agreement with State Street to be used for temporary purposes, primarily for financing redemptions. Each fund may borrow up to the lesser of $200 million or the maximum amount each fund may borrow under the 1940 Act, the limitations included in each fund’s prospectus, or any limit or restriction under any law or regulation to which each fund is subject or any agreement to which each fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the funds may not exceed $200 million. Interest is charged to each fund, based on its borrowings, at a rate per annum equal to the higher of the OBFR plus 0.10% or the Federal Funds Effective Rate plus 0.10%; plus a margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the participating funds based on their relative net assets.

During the six months ended June 30, 2024, the following Funds had borrowings under the line of credit as follows:

Fund	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate*	Number of Days Borrowing Outstanding	Outstanding Balance as of 6/30/2024
Baron Partners Fund	$944.7 million	$1.0 billion	6.38%	182	$989 million
Baron Global Advantage Fund	$3.1 million	$11.7 million	6.54%	123	$2.2 million

*	For the days borrowings were outstanding.

The Adviser believes that the fair value of the liabilities under each line of credit is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates over time. A Fund’s outstanding balance under the line of credit, if any, would be categorized as Level 2 in the fair value hierarchy, which is further discussed in Note 7.

6. RESTRICTED SECURITIES

At June 30, 2024, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of SEC Rule 22e -4 (the Liquidity Rule) governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material.

At June 30, 2024, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$282,074,240
StubHub Holdings, Inc.	12/22/2021	47,162,319
X Holdings I, Inc.	5/4/2022	16,392,000

Private Convertible Preferred Stocks
Northvolt AB	5/19/2021	6,923,310

Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017-8/4/2020	620,344,480

Total Restricted Securities:		$972,896,349

(Cost $246,093,669)† (16.58% of Net Assets)

†	See Portfolios of Investments for cost of individual securities.

Baron Select Funds	June 30, 2024

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6. RESTRICTED SECURITIES (Continued)

	Baron Focused Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$86,546,880

Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017-11/29/2023	59,039,680
X.AI Corp.	6/11/2024	19,999,991

Total Restricted Securities:		$165,586,551

(Cost $69,949,847)† (11.73% of Net Assets)

	Baron International Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Sberbank of Russia PJSC	1/24/2017-10/29/2021	$329

Warrants
Constellation Software, Inc., Exp 3/31/2040	8/23/2023	0

Total Restricted Securities:		$329

(Cost $1,650,983)† (0.00%^ of Net Assets)

	Baron Emerging Markets Fund

Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Sberbank of Russia PJSC	2/11/2016	$12,120

Private Common Stocks
Pine Labs PTE. Ltd.	5/17/2021	40,331,164

Private Convertible Preferred Stocks
Bundl Technologies Private Ltd.	1/3/2022	103,193,835
Think & Learn Private Limited	3/31/2021	75,499

Total Restricted Securities:		$143,612,618

(Cost $230,983,530)† (3.55% of Net Assets)

	Baron Global Advantage Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020-9/15/2021	$557,556
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	36,666,560

Private Convertible Preferred Stocks
Think & Learn Private Limited	3/31/2021	45,302

Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	2,798,294

Total Restricted Securities:		$40,067,712

(Cost $69,264,694)† (6.67% of Net Assets)

†	See Portfolios of Investments for cost of individual securities.
^	Rounds to less than 0.01%.

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

June 30, 2024	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

•

Level 2  —  prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3  —  prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of June 30, 2024 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$5,878,709,814	$—	$—	$5,878,709,814
Private Common Stocks†	—	—	345,628,559	345,628,559
Private Convertible Preferred Stocks	—	—	6,923,310	6,923,310
Private Preferred Stocks	—	—	620,344,480	620,344,480
Short-Term Investments	—	465,324	—	465,324

Total Investments	$5,878,709,814	$465,324	$972,896,349	$6,852,071,487

	Baron Focused Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,224,662,155	$—	$—	$1,224,662,155
Private Common Stocks	—	—	86,546,880	86,546,880
Private Preferred Stocks†	—	—	79,039,671	79,039,671
Short-Term Investments	—	16,270,861	—	16,270,861

Total Investments	$1,224,662,155	$16,270,861	$165,586,551	$1,406,519,567

	Baron International Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$115,296,642	$217,622,978	$329	332,919,949
Rights	3,410	—	—	3,410
Warrants	9,079	—	—	9,079
Short-Term Investments	—	11,998,666	—	11,998,666

Total Investments	$115,309,131	$229,621,644	$329	$344,931,104

†	See Portfolios of Investments for additional detailed categorizations.

Baron Select Funds	June 30, 2024

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Real Estate Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,648,101,242	$—	$—	$1,648,101,242
Short-Term Investments	—	101,095,122	—	101,095,122

Total Investments	$1,648,101,242	$101,095,122	$—	$1,749,196,364

	Baron Emerging Markets Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,017,690,510	$2,764,013,001	$12,120	$3,781,715,631
Private Common Stocks	—	—	40,331,164	40,331,164
Private Convertible Preferred Stocks†	—	—	103,269,334	103,269,334
Rights	81,425	—	—	81,425
Warrants	13,657	—	—	13,657
Short-Term Investments	—	166,846,413	—	166,846,413

Total Investments	$1,017,785,592	$2,930,859,414	$143,612,618	$4,092,257,624

	Baron Global Advantage Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$473,186,455	$86,432,775	$—	$559,619,230
Private Common Stocks†	—	—	37,224,116	37,224,116
Private Convertible Preferred Stocks	—	—	45,302	45,302
Private Preferred Stocks	—	—	2,798,294	2,798,294
Warrants†	558,515	—	—	558,515
Short-Term Investments	—	684,891	—	684,891

Total Investments	$473,744,970	$87,117,666	$40,067,712	$600,930,348

	Baron Real Estate Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$141,931,566	$—	$—	$141,931,566
Short-Term Investments	—	3,320,521	—	3,320,521

Total Investments	$141,931,566	$3,320,521	$—	$145,252,087

	Baron Health Care Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$223,121,561	$—	$—	$223,121,561
Short-Term Investments	—	9,462,323	—	9,462,323

Total Investments	$223,121,561	$9,462,323	$—	$232,583,884

†	See Portfolios of Investments for additional detailed categorizations.

June 30, 2024	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron FinTech Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$57,646,854	$1,046,350	$—	$58,693,204
Short-Term Investments	—	837,303	—	837,303

Total Investments	$57,646,854	$1,883,653	$—	$59,530,507

	Baron New Asia Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$722,797	$5,014,253	$—	$5,737,050
Short-Term Investments	—	328,356	—	328,356

Total Investments	$722,797	$5,342,609	$—	$6,065,406

	Baron Technology Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$33,875,815	$1,144,441	$—	$35,020,256
Short-Term Investments	—	197,486	—	197,486

Total Investments	$33,875,815	$1,341,927	$—	$35,217,742

†	See Portfolios of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund

Investments in Securities	Balance as of December 31, 2023	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2024
Private Common Stocks
Communication Services	$60,040,760	$—	$—	$3,513,559	$—	$—	$—	$—	$63,554,319	$3,513,559
Industrials	244,296,440	—	—	37,777,800	—	—	—	—	282,074,240	37,777,800
Private Convertible Preferred Stocks
Industrials	7,361,160	—	—	(437,850)	—	—	—	—	6,923,310	(437,850)
Private Preferred Stocks
Industrials	537,262,630	—	—	83,081,850	—	—	—	—	620,344,480	83,081,850

Total	$848,960,990	$—	$—	$123,935,359	$—	$—	$—	$—	$972,896,349	$123,935,359

Baron Select Funds	June 30, 2024

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Focused Growth Fund

Investments in Securities	Balance as of December 31, 2023	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2024
Private Common Stocks
Industrials	$74,955,780	$—	$—	$11,591,100	$—	$—	$—	$—	$86,546,880	$11,591,100
Private Preferred Stocks
Industrials	51,132,580	—	—	7,907,100	—	—	—	—	59,039,680	7,907,100
Information Technology	—	—	—	—	19,999,991	—	—	—	19,999,991	—

Total	$126,088,360	$—	$—	$19,498,200	$19,999,991	$—	$—	$—	$165,586,551	$19,498,200

	Baron International Growth Fund

Investments in Securities	Balance as of December 31, 2023	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2024
Common Stocks
Russia	$316	$—	$—	$13	$—	$—	$—	$—	$329	$13
Warrants
Canada	—	—	—	—	—	—	—	—	—	—

Total	$316	$—	$—	$13	$—	$—	$—	$—	$329	$13

	Baron Emerging Markets Fund

Investments in Securities	Balance as of December 31, 2023	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2024
Common Stocks
Russia	$11,644	$—	$—	$476	$—	$—	$—	$—	$12,120	$476
Private Common Stocks
India	74,029,330	—	—	(33,698,166)	—	—	—	—	40,331,164	(33,698,166)
Private Convertible Preferred Stocks
India	96,887,511	—	—	6,381,823	—	—	—	—	103,269,334	6,381,823

Total	$170,928,485	$—	$—	$(27,315,867)	$—	$—	$—	$—	$143,612,618	$(27,315,867)

June 30, 2024	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Global Advantage Fund

Investments in Securities	Balance as of December 31, 2023	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2024
Private Common Stocks
United States	$32,313,416	$—	$—	$4,910,700	$—	$—	$—	$—	$37,224,116	$4,910,700
Private Convertible Preferred Stocks
India	5,784,290	—	—	(5,738,988)	—	—	—	—	45,302	(5,738,988)
United States	3,601,189	—	2,674,305	1,398,779	—	(7,674,273)	—	—	—	—
Private Preferred Stocks
United States	2,798,294	—	—	—	—	—	—	—	2,798,294	—

Total	$44,497,189	$—	$2,674,305	$570,491	$—	$(7,674,273)	$—	$—	$40,067,712	$(828,288)

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of June 30, 2024 were as follows:

Baron Partners Fund

Sector	Company	Fair Value as of June 30, 2024	Valuation Technique	Unobservable Input	Weighted Average used on June 30, 2024	Range used on June 30, 2024	Impact to Valuation from an Increase in Input*
Private Common Stocks: Communication Services	StubHub Holdings, Inc.	$47,162,319	Combination of valuation using multiples, current value via comparable companies, and option-pricing analysis methods	Projected Company EBITDA (2025)	$989 million	$989 million	Increase
				Enterprise Value / EBITDA Multiple	17.9x	10.3x - 21.5x	Increase
				Change in the composite equity index of comparable companies	(0.35)%	(1.19)% -3.23%	Increase
				Discount for lack of marketability	6.42%	6.42%	Decrease
				Estimated volatility of the returns of equity[4]	34.07%	25.68% - 45.54%	Decrease
Private Common Stocks: Communication Services	X Holdings I, Inc.	$16,392,000	Recent valuation for employee grants	Enterprise Value Estimate	$19 billion	$19 billion	n/a
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$282,074,240	Observed Transaction	Observed Transaction Price	$112.00	$112.00	Increase
Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$620,344,480	Observed Transaction	Observed Transaction Price	$1,120.00	$1,120.00	Increase
Private Convertible Preferred Stocks: Industrials	Northvolt AB	$6,923,310	Combination of observed transaction, current value via comparable companies, and option-pricing methods	Observed Transaction Price	$0.37	$0.37	Increase
				Change in the composite equity index of comparable companies	(3.00)%	(14.29)% - 1.11%	Increase
				Discount for lack of marketability	15.14%	15.14%	Decrease
				Estimated volatility of the returns of equity[1]	53.16%	29.33% - 95.53%	Decrease

Baron Select Funds	June 30, 2024

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

Baron Focused Growth Fund

Sector	Company	Fair Value as of June 30, 2024	Valuation Technique	Unobservable Input	Weighted Average used on June 30, 2024	Range used on June 30, 2024	Impact to Valuation from an Increase in Input*
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$86,546,880	Observed Transaction	Observed Transaction Price	$112.00	$112.00	Increase
Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$59,039,680	Observed Transaction	Observed Transaction Price	$1,120.00	$1,120.00	Increase
Private Preferred Stocks: Information Technology	X.AI Corp.	$19,999,991	Observed Transaction	Observed Transaction Price	$11.97	$11.97	Increase

Baron Emerging Markets Fund

Sector	Company	Fair Value as of June 30, 2024	Valuation Technique	Unobservable Input	Weighted Average used on June 30, 2024	Range used on June 30, 2024	Impact to Valuation from an Increase in Input*
Private Common Stocks: Financials	Pine Labs PTE. Ltd.	$40,331,164	Combination of observed transaction, current value via comparable companies, scenario analysis, and option-pricing methods	Projected Company Sales (2024)	$247 million	$247 million	Increase
				Projected Company Sales (2025)	$309 million	$309 million	Increase
				Price / Sales Multiple	13.65x	9.79x - 17.50x	Increase
				Equity Valuation Scenario Weights[8]	50%	50%	n/a
				Change in the composite equity index of comparable companies	(0.06)%	(2.89)% - 3.49%	Increase
				Discount for lack of marketability	10.56%	10.56%	Decrease
				Estimated volatility of the returns of equity[5]	40.70%	8.00% - 80.59%	Decrease
				Scenario Probabilities: Scenario A / Scenario B7	100% / 0%	0% - 100%	n/a
Private Convertible Preferred Stocks: Consumer Discretionary	Bundl Technologies Private Ltd.	$103,193,835	Combination of observed transaction, current value via comparable companies, scenario analysis, and option- pricing methods	Projected Company Sales (2023)	$976 million	$976 million	Increase
				Projected Company Sales (2024)	$1,260 million	$1,260 million	Increase
				Price / Sales Multiple (2023)	13.94x	13.94x	Increase
				Price / Sales Multiple (2024)	10.34x	10.34x	Increase
				Valuation Scenario Probabilities: Scenario A / Scenario B6	50.00%	50% - 50%	n/a
				Change in the composite equity index of comparable companies	0.28%	0.05% - 2.06%	Increase
				Discount for lack of marketability	2.73%	2.73%	Decrease
				Estimated volatility of the returns of equity[5]	29.23%	15.95% - 35.92%	Decrease
				Exit Scenario Probabilities: Scenario A / Scenario B7	100% / 0%	0% - 100%	n/a
Private Convertible Preferred Stocks: Consumer Discretionary	Think & Learn Private Limited	$75,499	Recent Transaction	Rights Offering Price	INR 410.57	INR 410.57	Increase

June 30, 2024	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

Baron Global Advantage Fund

Sector	Company	Fair Value as of June 30, 2024	Valuation Technique	Unobservable Input	Weighted Average used on June 30, 2024	Range used on June 30, 2024	Impact to Valuation from an Increase in Input*
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$36,666,560	Observed Transaction	Observed Transaction Price	$112.00	$112.00	Increase
Private Common Stocks: Materials	Farmers Business Network, Inc.	$557,556	Scenario analysis	Public Markets Event Scenario Probablities[2]	9.1%	8% - 10%	n/a
				Liquidity Scenario Probabilities: Scenario A / Scenario B7	50.00%	50% - 50%	n/a
Private Convertible Preferred Stocks: Consumer Discretionary	Think & Learn Private Limited	$45,302	Recent Transaction	Rights Offering Price	INR 410.57	INR 410.57	Increase
Private Preferred Stocks: Industrials	GM Cruise Holdings LLC	$2,798,294	Combination of observed transaction price and scenario analysis methods	Observed Transaction Price	$24.27	$24.27	Increase
				Scenario Probabilities: Scenario A / Scenario B / Scenario C3	50% / 50% /0%	0% - 50%	n/a

[1]	The volatility was calculated as a simple-average of the volatilities of the individual comparable companies.
[2]	The probabilities are associated with a range of potential IPO valuations.
[3]	Scenario A represents a worst case scenario. Scenario B represents a negative scenario that is better than the worst case. Scenario C represents a positive scenario.
[4]	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.
[5]	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies and an index. Some companies have a higher weight in the calculation than others.
[6]	Scenario A is based on 2023 multiples while Scenario B is based on 2024 multiples.
[7]	Scenario A represents an IPO Event, while Scenario B represents a Liquidation/M&A Event.
[8]	The company’s equity value was estimated in two different scenarios, each of which was given a 50% weight in the final equity value calculation.
*

Represents the directional change in the fair value of Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

A significant change in the EV/EBITDA multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) may differ for financial statement and tax purposes due to differing treatments of net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, foreign capital gains tax, late year loss deferral, post-October loss deferral, and wash sale loss deferral. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

As of June 30, 2024, the Funds’ cost of investments and gross unrealized appreciation (depreciation) for U.S. federal income tax purposes were as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund
Cost of investments	$1,507,998,527	$868,155,233	$243,529,365	$1,371,264,168	$3,076,846,575

Gross tax unrealized appreciation	5,391,438,993	574,326,607	118,180,550	386,581,890	1,270,236,051
Gross tax unrealized depreciation	(47,366,033)	(35,962,273)	(16,778,811)	(8,649,694)	(254,825,002)

Net tax unrealized appreciation (depreciation)	5,344,072,960	538,364,334	101,401,739	377,932,196	1,015,411,049

Baron Select Funds	June 30, 2024

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

	Baron Global Advantage Fund	Baron Real Estate Income Fund	Baron Health Care Fund	Baron FinTech Fund	Baron New Asia Fund	Baron Technology Fund
Cost of investments	$395,227,770	$129,651,248	$175,262,877	$51,938,106	$4,864,915	$29,275,371

Gross tax unrealized appreciation	283,717,359	16,614,853	59,915,074	13,082,938	1,381,022	6,430,721
Gross tax unrealized depreciation	(78,014,781)	(1,014,014)	(2,594,067)	(5,490,537)	(180,531)	(488,350)

Net tax unrealized appreciation (depreciation)	205,702,578	15,600,839	57,321,007	7,592,401	1,200,491	5,942,371

As of December 31, 2023 the Funds had capital loss carryforwards as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund
Short-Term	$199,606,737	$65,670,065	$41,024,927	$87,516,612	$691,198,756

Long-Term	$223,829,536	$27,347,488	$26,943,336	$—	$543,046,992

	Baron Global Advantage Fund	Baron Real Estate Income Fund	Baron Health Care Fund	Baron FinTech Fund	Baron New Asia Fund	Baron Technology Fund
Short-Term	$176,960,057	$19,495,138	$35,739,625	$2,787,006	$423,470	$563,218	[1]

Long-Term	$215,018,744	$1,983,979	$4,541,769	$3,879,475	$584,541	$357,677	[1]

[1]	Future utilization of losses may be subject to limitations under current tax laws.

The tax character of distributions paid during the six months ended June 30, 2024 and the year ended December 31, 2023 was as follows:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023

Fund	Ordinary[1]	Long-Term Capital Gain	Ordinary[1]	Long-Term Capital Gain
Baron Partners Fund	$—	$—	$—	$—
Baron Focused Growth Fund	—	—	—	—
Baron International Growth Fund	—	—	2,770,604	—
Baron Real Estate Fund	—	—	6,044,613	—
Baron Emerging Markets Fund	—	—	30,922,677	—
Baron Global Advantage Fund	—	—	—	—
Baron Real Estate Income Fund	1,380,828	—	2,148,522	—
Baron Health Care Fund	—	—	—	—
Baron FinTech Fund	—	—	—	—
Baron New Asia Fund	—	—	—	—
Baron Technology Fund	—	—	—	—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.

The Funds follow the provisions of FASB Codification Section 740 (ASC Section 740) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50% likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At June 30, 2024 the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

9. SUBSEQUENT EVENTS

Management has evaluated events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements and has determined that there were no subsequent events that required adjustment to or disclosure in the financial statements.

June 30, 2024	Baron Select Funds

FINANCIAL HIGHLIGHTS (Unaudited)

BARON PARTNERS FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:							Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Operating expenses (%)		Interest expense (%)		Total expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2024	159.63	(1.23)	(11.84)	(13.07)	0.00	0.00	0.00	146.56	(8.19)[3]	1.30	[4]	1.01	[4]	2.31	[4]	(1.73)[4]	2,454.0	0.46	[3]

Year Ended December 31,

2023	111.55	(2.52)	50.60	48.08	0.00	0.00	0.00	159.63	43.10	1.30		0.94		2.24		(1.77)	2,959.9	5.19

2022	199.00	(1.96)	(81.93)	(83.89)	0.00	(3.56)	(3.56)	111.55	(42.56)	1.30		0.39		1.69		(1.29)	2,136.4	6.19

2021	164.18	(1.98)	52.16	50.18	0.00	(15.36)	(15.36)	199.00	31.39	1.30		0.06		1.36		(1.11)	3,903.2	9.14

2020	69.04	(1.12)	102.29	101.17	0.00	(6.03)	(6.03)	164.18	148.56	1.31		0.25		1.56		(1.18)	3,219.4	10.70

2019	47.77	(0.75)	22.20	21.45	0.00	(0.18)	(0.18)	69.04	44.97	1.32		0.90		2.22		(1.29)	1,353.6	7.97

INSTITUTIONAL SHARES

Six Months Ended June 30,

2024	166.21	(1.09)	(12.33)	(13.42)	0.00	0.00	0.00	152.79	(8.07)[3]	1.05	[4]	1.01	[4]	2.06	[4]	(1.47)[4]	2,946.3	0.46	[3]

Year Ended December 31,

2023	115.85	(2.25)	52.61	50.36	0.00	0.00	0.00	166.21	43.47	1.04		0.95		1.99		(1.52)	3,464.4	5.19

2022	205.95	(1.63)	(84.91)	(86.54)	0.00	(3.56)	(3.56)	115.85	(42.41)	1.04		0.40		1.44		(1.04)	2,329.7	6.19

2021	169.04	(1.58)	53.85	52.27	0.00	(15.36)	(15.36)	205.95	31.73	1.05		0.06		1.11		(0.86)	4,126.7	9.14

2020	70.82	(0.92)	105.17	104.25	0.00	(6.03)	(6.03)	169.04	149.18	1.05		0.25		1.30		(0.93)	3,191.4	10.70

2019	48.86	(0.62)	22.76	22.14	0.00	(0.18)	(0.18)	70.82	45.38	1.06		0.90		1.96		(1.03)	1,187.0	7.97

R6 SHARES

Six Months Ended June 30,

2024	166.18	(1.09)	(12.33)	(13.42)	0.00	0.00	0.00	152.76	(8.08)[3]	1.05	[4]	1.01	[4]	2.06	[4]	(1.47)[4]	467.2	0.46	[3]

Year Ended December 31,

2023	115.84	(2.25)	52.59	50.34	0.00	0.00	0.00	166.18	43.46	1.05		0.94		1.99		(1.52)	520.5	5.19

2022	205.94	(1.63)	(84.91)	(86.54)	0.00	(3.56)	(3.56)	115.84	(42.41)	1.04		0.40		1.44		(1.04)	359.8	6.19

2021	169.03	(1.58)	53.85	52.27	0.00	(15.36)	(15.36)	205.94	31.73	1.05		0.06		1.11		(0.86)	627.5	9.14

2020	70.82	(0.91)	105.15	104.24	0.00	(6.03)	(6.03)	169.03	149.16	1.05		0.25		1.30		(0.93)	465.0	10.70

2019	48.86	(0.62)	22.76	22.14	0.00	(0.18)	(0.18)	70.82	45.38	1.06		0.90		1.96		(1.03)	186.9	7.97

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not Annualized.
[4]	Annualized.

See Notes to Financial Statements.	45

Baron Select Funds	June 30, 2024

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON FOCUSED GROWTH FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2024	36.45	(0.08)	0.57	0.49	0.00	0.00	0.00	36.94	1.34	[3]	1.32	[4]	1.32	[4]	(0.42)[4]	289.3	4.83	[3]

Year Ended December 31,

2023	28.61	(0.19)	8.03	7.84	0.00	0.00	0.00	36.45	27.40		1.32		1.32		(0.57)	316.9	5.84

2022	44.52	(0.26)	(12.14)	(12.40)	0.00	(3.51)	(3.51)	28.61	(28.30)		1.32		1.32		(0.74)	174.3	22.34

2021	43.36	(0.51)	8.59	8.08	0.00	(6.92)	(6.92)	44.52	18.83		1.32	[5]	1.32	[5]	(1.12)	209.8	45.28

2020	20.18	(0.32)	24.74	24.42	0.00	(1.24)	(1.24)	43.36	122.21		1.35		1.35		(1.15)	157.7	18.09

2019	15.81	(0.12)	4.85	4.73	0.00	(0.36)	(0.36)	20.18	30.03	[6]	1.39	[5]	1.35	[5]	(0.67)	49.1	4.53

INSTITUTIONAL SHARES

Six Months Ended June 30,

2024	38.09	(0.03)	0.59	0.56	0.00	0.00	0.00	38.65	1.47	[3]	1.06	[4]	1.06	[4]	(0.14)[4]	787.8	4.83	[3]

Year Ended December 31,

2023	29.82	(0.11)	8.38	8.27	0.00	0.00	0.00	38.09	27.73		1.06		1.06		(0.31)	690.5	5.84

2022	46.09	(0.16)	(12.60)	(12.76)	0.00	(3.51)	(3.51)	29.82	(28.11)		1.06		1.06		(0.45)	300.3	22.34

2021	44.56	(0.40)	8.85	8.45	0.00	(6.92)	(6.92)	46.09	19.16		1.05	[5]	1.05	[5]	(0.85)	307.8	45.28

2020	20.67	(0.24)	25.37	25.13	0.00	(1.24)	(1.24)	44.56	122.75		1.07		1.07		(0.88)	233.7	18.09

2019	16.15	(0.08)	4.96	4.88	0.00	(0.36)	(0.36)	20.67	30.33	[6]	1.11	[5]	1.10	[5]	(0.42)	91.3	4.53

R6 SHARES

Six Months Ended June 30,

2024	38.12	(0.03)	0.59	0.56	0.00	0.00	0.00	38.68	1.47	[3]	1.06	[4]	1.06	[4]	(0.15)[4]	334.6	4.83	[3]

Year Ended December 31,

2023	29.84	(0.11)	8.39	8.28	0.00	0.00	0.00	38.12	27.75		1.06		1.06		(0.32)	328.3	5.84

2022	46.12	(0.17)	(12.60)	(12.77)	0.00	(3.51)	(3.51)	29.84	(28.11)		1.05		1.05		(0.48)	252.9	22.34

2021	44.59	(0.40)	8.85	8.45	0.00	(6.92)	(6.92)	46.12	19.15		1.05	[5]	1.05	[5]	(0.86)	320.6	45.28

2020	20.68	(0.24)	25.39	25.15	0.00	(1.24)	(1.24)	44.59	122.78		1.07		1.07		(0.87)	271.3	18.09

2019	16.16	(0.07)	4.95	4.88	0.00	(0.36)	(0.36)	20.68	30.31		1.10	[5]	1.10	[5]	(0.40)	122.0	4.53

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not Annualized.
[4]	Annualized.
[5]	Includes interest expense of less than 0.01%.
[6]	The total returns would have been lower had certain expenses not been reduced during the period shown.

46	See Notes to Financial Statements.

June 30, 2024	Baron Select Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON INTERNATIONAL GROWTH FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2024	25.45	0.08	0.55	0.63	0.00	0.00	0.00	26.08	2.48	[3,4]	1.30	[5]	1.21	[5]	0.64 [5]	75.5	13.93	[4]

Year Ended December 31,

2023	23.80	0.10	1.64	1.74	(0.09)	0.00	(0.09)	25.45	7.33	[3]	1.26		1.20		0.40	76.0	32.76

2022	33.29	0.02	(9.21)	(9.19)	0.00	(0.30)	(0.30)	23.80	(27.47)[3]		1.26		1.20		0.06	66.8	47.04

2021	31.97	(0.11)	3.18	3.07	(0.63)	(1.12)	(1.75)	33.29	9.64	[3]	1.23		1.20		(0.33)	100.2	36.00

2020	24.50	(0.01)	7.49	7.48	(0.01)	0.00	(0.01)	31.97	30.52	[3]	1.28		1.20		(0.05)	85.5	41.13

2019	19.00	0.01	5.51	5.52	(0.01)	(0.01)	(0.02)	24.50	29.06	[3]	1.31		1.20		0.06	82.0	56.52

INSTITUTIONAL SHARES

Six Months Ended June 30,

2024	25.98	0.11	0.57	0.68	0.00	0.00	0.00	26.66	2.62	[3,4]	1.03	[5]	0.96	[5]	0.84 [5]	244.2	13.93	[4]

Year Ended December 31,

2023	24.29	0.16	1.68	1.84	(0.15)	0.00	(0.15)	25.98	7.60	[3]	0.98		0.95		0.64	314.6	32.76

2022	33.88	0.08	(9.37)	(9.29)	0.00	(0.30)	(0.30)	24.29	(27.29)[3]		0.99		0.95		0.30	303.7	47.04

2021	32.51	(0.02)	3.22	3.20	(0.71)	(1.12)	(1.83)	33.88	9.88	[3]	0.96		0.95		(0.05)	497.2	36.00

2020	24.88	0.06	7.61	7.67	(0.04)	0.00	(0.04)	32.51	30.83	[3]	1.01		0.95		0.25	362.9	41.13

2019	19.29	0.06	5.61	5.67	(0.07)	(0.01)	(0.08)	24.88	29.39	[3]	1.04		0.95		0.27	223.6	56.52

R6 SHARES

Six Months Ended June 30,

2024	25.97	0.04	0.63	0.67	0.00	0.00	0.00	26.64	2.58	[3,4]	1.00	[5]	0.96	[5]	0.33 [5]	22.7	13.93	[4]

Year Ended December 31,

2023	24.28	0.16	1.68	1.84	(0.15)	0.00	(0.15)	25.97	7.61	[3]	0.98		0.95		0.64	121.4	32.76

2022	33.86	0.08	(9.36)	(9.28)	0.00	(0.30)	(0.30)	24.28	(27.28)[3]		0.99		0.95		0.31	112.2	47.04

2021	32.49	(0.03)	3.23	3.20	(0.71)	(1.12)	(1.83)	33.86	9.89	[3]	0.96		0.95		(0.10)	160.3	36.00

2020	24.88	0.04	7.61	7.65	(0.04)	0.00	(0.04)	32.49	30.75	[3]	0.98		0.95		0.15	163.5	41.13

2019	19.29	0.06	5.61	5.67	(0.07)	(0.01)	(0.08)	24.88	29.39	[3]	1.03		0.95		0.28	17.7	56.52

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Not annualized.
[5]	Annualized.

See Notes to Financial Statements.	47

Baron Select Funds	June 30, 2024

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON REAL ESTATE FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Total expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2024	34.72	0.06	(0.68)	(0.62)	0.00	0.00	0.00	34.10	(1.79)[3]	1.31	[4]	0.34 [4]	350.6	29.81	[3]

Year Ended December 31,

2023	27.86	0.08	6.80	6.88	(0.02)	0.00	(0.02)	34.72	24.70	1.31		0.25	381.4	57.86

2022	40.24	0.00 [5]	(11.56)	(11.56)	(0.02)	(0.80)	(0.82)	27.86	(28.61)	1.33		0.00 [6]	322.0	112.74

2021	35.21	(0.10)	8.42	8.32	0.00	(3.29)	(3.29)	40.24	24.03	1.31		(0.26)	514.8	64.39

2020	26.18	(0.10)	11.34	11.24	(0.00)[5]	(2.21)	(2.21)	35.21	43.85	1.34		(0.36)	321.8	71.46

2019	20.77	(0.03)	9.08	9.05	0.00	(3.64)	(3.64)	26.18	44.11	1.33	[7]	(0.10)	246.9	53.44

INSTITUTIONAL SHARES

Six Months Ended June 30,

2024	35.75	0.11	(0.71)	(0.60)	0.00	0.00	0.00	35.15	(1.68)[3]	1.05	[4]	0.60 [4]	1,358.7	29.81	[3]

Year Ended December 31,

2023	28.73	0.16	7.01	7.17	(0.15)	0.00	(0.15)	35.75	25.04	1.06		0.51	1,319.1	57.86

2022	41.36	0.08	(11.89)	(11.81)	(0.02)	(0.80)	(0.82)	28.73	(28.44)	1.07		0.25	928.7	112.74

2021	36.02	0.01	8.62	8.63	0.00	(3.29)	(3.29)	41.36	24.36	1.05		0.04	1,490.8	64.39

2020	26.68	(0.03)	11.60	11.57	(0.02)	(2.21)	(2.23)	36.02	44.28	1.08		(0.10)	705.4	71.46

2019	21.10	0.04	9.22	9.26	(0.04)	(3.64)	(3.68)	26.68	44.44	1.08	[7]	0.15	360.2	53.44

R6 SHARES

Six Month Ended June 30,

2024	35.75	0.11	(0.71)	(0.60)	0.00	0.00	0.00	35.15	(1.68)[3]	1.05	[4]	0.61 [4]	43.9	29.81	[3]

Year Ended December 31,

2023	28.73	0.16	7.01	7.17	(0.15)	0.00	(0.15)	35.75	25.04	1.06		0.52	40.1	57.86

2022	41.36	0.09	(11.90)	(11.81)	(0.02)	(0.80)	(0.82)	28.73	(28.44)	1.07		0.29	25.7	112.74

2021	36.02	0.01	8.62	8.63	0.00	(3.29)	(3.29)	41.36	24.36	1.05		0.02	33.3	64.39

2020	26.69	(0.03)	11.59	11.56	(0.02)	(2.21)	(2.23)	36.02	44.23	1.07		(0.10)	20.0	71.46

2019	21.10	0.04	9.23	9.27	(0.04)	(3.64)	(3.68)	26.69	44.51	1.07	[7]	0.17	13.2	53.44

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not annualized.
[4]	Annualized.
[5]	Less than $0.01 per share.
[6]	Less than 0.01%.
[7]	Includes interest expense of less than 0.01%.

48	See Notes to Financial Statements.

June 30, 2024	Baron Select Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON EMERGING MARKETS FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Total expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2024	13.93	0.02	0.90	0.92	0.00	0.00	0.00	0.00	14.85	6.60 [3]	1.38	[4]	0.27 [4]	223.3	19.77	[3]

Year Ended December 31,

2023	12.96	0.04	0.99	1.03	(0.06)	0.00	0.00	(0.06)	13.93	7.95	1.37		0.26	253.2	33.37

2022	17.51	(0.01)	(4.54)	(4.55)	0.00	0.00	0.00	0.00	12.96	(25.99)	1.38		(0.07)	283.7	43.74

2021	18.97	(0.09)	(1.09)	(1.18)	(0.28)	0.00	(0.00)[5]	(0.28)	17.51	(6.26)	1.33		(0.46)	462.6	33.10

2020	14.72	(0.06)	4.31	4.25	0.00	0.00	0.00	0.00	18.97	28.87	1.35		(0.44)	507.7	55.65

2019	12.45	0.03	2.27	2.30	(0.03)	0.00	(0.00)[5]	(0.03)	14.72	18.48	1.35		0.23	667.1	59.00

INSTITUTIONAL SHARES

Six Months Ended June 30,

2024	14.02	0.04	0.91	0.95	0.00	0.00	0.00	0.00	14.97	6.78 [3]	1.12	[4]	0.52 [4]	3,813.8	19.77	[3]

Year Ended December 31,

2023	13.04	0.07	1.01	1.08	(0.10)	0.00	0.00	(0.10)	14.02	8.29	1.11		0.52	4,279.6	33.37

2022	17.58	0.03	(4.57)	(4.54)	0.00	0.00	0.00	0.00	13.04	(25.82)	1.12		0.20	4,473.6	43.74

2021	19.06	(0.04)	(1.11)	(1.15)	(0.33)	0.00	(0.00)[5]	(0.33)	17.58	(6.07)	1.08		(0.22)	8,408.8	33.10

2020	14.75	(0.03)	4.34	4.31	0.00	0.00	0.00	0.00	19.06	29.22	1.09		(0.20)	6,228.8	55.65

2019	12.47	0.07	2.28	2.35	(0.06)	0.00	(0.01)	(0.07)	14.75	18.86	1.09		0.50	4,644.8	59.00

R6 SHARES

Six Months Ended June 30

2024	14.03	0.04	0.90	0.94	0.00	0.00	0.00	0.00	14.97	6.70 [3]	1.13	[4]	0.58 [4]	8.6	19.77	[3]

Year Ended December 31,

2023	13.05	0.07	1.01	1.08	(0.10)	0.00	0.00	(0.10)	14.03	8.27	1.11		0.50	8.2	33.37

2022	17.59	0.03	(4.57)	(4.54)	0.00	0.00	0.00	0.00	13.05	(25.81)	1.13		0.20	10.4	43.74

2021	19.07	(0.04)	(1.11)	(1.15)	(0.33)	0.00	(0.00)[5]	(0.33)	17.59	(6.07)	1.08		(0.21)	17.4	33.10

2020	14.75	(0.03)	4.35	4.32	0.00	0.00	0.00	0.00	19.07	29.29	1.09		(0.18)	13.9	55.65

2019	12.48	0.07	2.27	2.34	(0.06)	0.00	(0.01)	(0.07)	14.75	18.77	1.09		0.49	10.1	59.00

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not Annualized.
[4]	Annualized.
[5]	Less than $0.01 per share.

See Notes to Financial Statements.	49

Baron Select Funds	June 30, 2024

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON GLOBAL ADVANTAGE FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2024	30.70	(0.17)	2.30	2.13	0.00	0.00	0.00	32.83	6.94	[3,4]	1.24	[5,8]	1.17	[5,8]	(1.11)[5]	178.1	2.81	[4]

Year Ended December 31,

2023	24.51	(0.30)	6.49	6.19	0.00	0.00	0.00	30.70	25.26	[3]	1.21	[6]	1.16	[6]	(1.11)	205.5	2.03

2022	51.65	(0.37)	(26.27)	(26.64)	0.00	(0.50)	(0.50)	24.51	(51.69)[3,9]		1.20	[6]	1.15	[6]	(1.14)	223.3	11.50

2021	51.34	(0.62)	0.93	0.31	0.00	0.00	0.00	51.65	0.60	[3,10]	1.15	[7]	1.15	[7]	(1.14)	786.3	23.73

2020	28.68	(0.44)	23.10	22.66	0.00	0.00	0.00	51.34	79.01	[3]	1.17		1.15		(1.10)	921.7	8.75

2019	19.77	(0.02)	8.93	8.91	0.00	0.00	0.00	28.68	45.07	[3]	1.25	[7]	1.15	[7]	(0.08)	174.6	19.44

INSTITUTIONAL SHARES

Six Months Ended June 30,

2024	31.49	(0.14)	2.37	2.23	0.00	0.00	0.00	33.72	7.08	[3,4]	0.98	[5,8]	0.92	[5,8]	(0.86)[5]	412.0	2.81	[4]

Year Ended December 31,

2023	25.08	(0.24)	6.65	6.41	0.00	0.00	0.00	31.49	25.56	[3]	0.95	[6]	0.91	[6]	(0.86)	470.0	2.03

2022	52.70	(0.30)	(26.82)	(27.12)	0.00	(0.50)	(0.50)	25.08	(51.57)[3,9]		0.94	[6]	0.90	[6]	(0.89)	538.1	11.50

2021	52.25	(0.49)	0.94	0.45	0.00	0.00	0.00	52.70	0.86	[3,10]	0.90	[7]	0.90	[7]	(0.89)	1,803.3	23.73

2020	29.12	(0.35)	23.48	23.13	0.00	0.00	0.00	52.25	79.43	[3]	0.92		0.90		(0.85)	1,470.9	8.75

2019	20.02	(0.01)	9.11	9.10	0.00	0.00	0.00	29.12	45.45	[3]	1.00	[7]	0.90	[7]	(0.03)	212.8	19.44

R6 SHARES

Six Months Ended June 30,

2024	31.51	(0.14)	2.37	2.23	0.00	0.00	0.00	33.74	7.08	[3,4]	0.98	[5,8]	0.92	[5,8]	(0.86)[5]	10.3	2.81	[4]

Year Ended December 31,

2023	25.09	(0.24)	6.66	6.42	0.00	0.00	0.00	31.51	25.59	[3]	0.95	[6]	0.91	[6]	(0.86)	10.3	2.03

2022	52.73	(0.29)	(26.85)	(27.14)	0.00	(0.50)	(0.50)	25.09	(51.58)[3,9]		0.95	[8]	0.90	[8]	(0.89)	9.3	11.50

2021	52.28	(0.50)	0.95	0.45	0.00	0.00	0.00	52.73	0.86	[3,10]	0.90	[7]	0.90	[7]	(0.89)	18.4	23.73

2020	29.14	(0.32)	23.46	23.14	0.00	0.00	0.00	52.28	79.41	[3]	0.92		0.90		(0.83)	15.0	8.75

2019	20.03	(0.03)	9.14	9.11	0.00	0.00	0.00	29.14	45.48	[3]	1.00	[7]	0.90	[7]	(0.10)	6.8	19.44

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Not Annualized.
[5]	Annualized.
[6]	Includes interest expense of 0.01%.
[7]	Includes interest expense of less than 0.01%.
[8]	Includes interest expense of 0.02%.
[9]

The Adviser made a voluntary payment to the Fund in the amount of $82,890 to compensate the Fund for a loss incurred due to a valuation error. The impact of this payment increased the Fund’s total return by less than 0.01%.

[10]

The Adviser made voluntary payments to the Fund in the amount of $162,538 to compensate the Fund for losses incurred due to valuation errors. The impact of these payments increased the Fund’s total return by less than 0.01%.

50	See Notes to Financial Statements.

June 30, 2024	Baron Select Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON REAL ESTATE INCOME FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:						Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (%)		Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30 ,

2024	14.35	0.13	(0.14)	(0.01)	(0.12)	0.00	(0.12)	14.22	(0.05)[3,4]		1.29	[5]	1.05	[5]	1.84	[5]	12.3	58.31	[4]

Year Ended December 31 ,

2023	12.71	0.21	1.69	1.90	(0.26)	0.00	(0.26)	14.35	15.19	[3]	1.32		1.05		1.62		13.8	109.95

2022	17.90	0.17	(5.10)	(4.93)	(0.17)	(0.09)	(0.26)	12.71	(27.61)[3]		1.32	[6]	1.05	[6]	1.13		13.3	185.25	[7]

2021	14.08	0.15	3.93	4.08	(0.19)	(0.07)	(0.26)	17.90	29.08	[3]	1.42	[6]	1.05	[6]	0.94		17.9	96.59

2020	11.65	0.11	2.43	2.54	(0.11)	0.00	(0.11)	14.08	22.02	[3]	4.40		1.05		0.91		2.9	41.75

2019	8.63	0.13	3.02	3.15	(0.13)	0.00	(0.13)	11.65	36.67	[3]	6.87		1.05		1.20		1.4	52.50

INSTITUTIONAL SHARES

Six Months Ended June 30 ,

2024	14.53	0.15	(0.15)	0.00	(0.14)	0.00	(0.14)	14.39	0.01	[3,4]	0.92	[5]	0.80	[5]	2.12	[5]	128.0	58.31	[4]

Year Ended December 31 ,

2023	12.85	0.27	1.69	1.96	(0.28)	0.00	(0.28)	14.53	15.51	[3]	0.96		0.80		2.00		132.7	109.95

2022	18.05	0.20	(5.14)	(4.94)	(0.17)	(0.09)	(0.26)	12.85	(27.43)[3]		0.96	[6]	0.80	[6]	1.31		63.4	185.25	[7]

2021	14.15	0.18	3.98	4.16	(0.19)	(0.07)	(0.26)	18.05	29.51	[3]	1.08	[6]	0.80	[6]	1.11		113.7	96.59

2020	11.68	0.37	2.21	2.58	(0.11)	0.00	(0.11)	14.15	22.30	[3]	3.45		0.80		3.00		43.6	41.75

2019	8.66	0.14	3.01	3.15	(0.13)	0.00	(0.13)	11.68	36.54	[3]	5.63		0.80		1.37		2.7	52.50

R6 SHARES

Six Months Ended June 30,

2024	14.51	0.17	(0.16)	0.01	(0.14)	0.00	(0.14)	14.38	0.08	[3,4]	0.93	[5]	0.80	[5]	2.39	[5]	5.5	58.31	[4]

Year Ended December 31,

2023	12.84	0.28	1.67	1.95	(0.28)	0.00	(0.28)	14.51	15.44	[3]	0.97		0.80		2.12		1.6	109.95

2022	18.03	0.21	(5.14)	(4.93)	(0.17)	(0.09)	(0.26)	12.84	(27.41)[3]		0.97	[6]	0.80	[6]	1.38		0.6	185.25	[7]

2021	14.14	0.16	3.99	4.15	(0.19)	(0.07)	(0.26)	18.03	29.46	[3]	1.08	[6]	0.80	[6]	1.01		0.9	96.59

2020	11.67	0.11	2.47	2.58	(0.11)	0.00	(0.11)	14.14	22.32	[3]	3.47		0.80		1.06		0.6	41.75

2019	8.66	0.14	3.00	3.14	(0.13)	0.00	(0.13)	11.67	36.42	[3]	5.27		0.80		1.36		0.4	52.50

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Not Annualized.
[5]	Annualized.
[6]	Includes interest expense of less than 0.01%.
[7]	Increased market volatility and large net capital stock outflows caused an increase in the Fund’s portfolio turnover rate in 2022 beyond historical levels.

See Notes to Financial Statements.	51

Baron Select Funds	June 30, 2024

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON HEALTH CARE FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2024	18.78	(0.04)	1.17	1.13	0.00	0.00	0.00	19.91	6.02	[3,4]	1.20	[5]	1.10	[5]	(0.39)[5]	48.4	21.48	[4]

Year Ended December 31,

2023	17.69	(0.04)	1.13	1.09	0.00	0.00	0.00	18.78	6.16	[3]	1.20		1.10		(0.22)	49.8	51.83

2022	21.34	(0.06)	(3.59)	(3.65)	0.00	0.00	0.00	17.69	(17.10)[3]		1.21		1.10		(0.31)	55.0	71.55

2021	18.75	(0.17)	3.06	2.89	0.00	(0.30)	(0.30)	21.34	15.46	[3]	1.17		1.10		(0.82)	76.3	55.38

2020	12.86	(0.09)	6.17	6.08	0.00	(0.19)	(0.19)	18.75	47.40	[3]	1.73		1.10		(0.60)	26.8	35.84

2019	9.51	(0.06)	3.41	3.35	0.00	0.00	0.00	12.86	35.23	[3]	2.80		1.10		(0.54)	5.0	68.10

INSTITUTIONAL SHARES

Six Months Ended June 30,

2024	19.05	(0.01)	1.18	1.17	0.00	0.00	0.00	20.22	6.14	[3,4]	0.89	[5]	0.85	[5]	(0.13)[5]	169.9	21.48	[4]

Year Ended December 31,

2023	17.91	0.01	1.13	1.14	0.00	0.00	0.00	19.05	6.37	[3]	0.88		0.85		0.03	154.7	51.83

2022	21.54	(0.01)	(3.62)	(3.63)	0.00	0.00	0.00	17.91	(16.85)[3]		0.90		0.85		(0.05)	149.3	71.55

2021	18.88	(0.12)	3.08	2.96	0.00	(0.30)	(0.30)	21.54	15.72	[3]	0.89		0.85		(0.57)	172.4	55.38

2020	12.92	(0.05)	6.20	6.15	0.00	(0.19)	(0.19)	18.88	47.72	[3]	1.45		0.85		(0.31)	38.6	35.84

2019	9.53	(0.03)	3.42	3.39	0.00	0.00	0.00	12.92	35.57	[3]	2.39		0.85		(0.28)	9.1	68.10

R6 SHARES

Six Months Ended June 30,

2024	19.05	(0.01)	1.17	1.16	0.00	0.00	0.00	20.21	6.09	[3,4]	0.89	[5]	0.85	[5]	(0.07)[5]	14.6	21.48	[4]

Year Ended December 31,

2023	17.90	0.01	1.14	1.15	0.00	0.00	0.00	19.05	6.42	[3]	0.88		0.85		0.03	5.9	51.83

2022	21.54	(0.01)	(3.63)	(3.64)	0.00	0.00	0.00	17.90	(16.90)[3]		0.89		0.85		(0.05)	5.7	71.55

2021	18.87	(0.12)	3.09	2.97	0.00	(0.30)	(0.30)	21.54	15.79	[3]	0.89		0.85		(0.57)	6.5	55.38

2020	12.91	(0.04)	6.19	6.15	0.00	(0.19)	(0.19)	18.87	47.76	[3]	1.44		0.85		(0.25)	4.9	35.84

2019	9.52	(0.03)	3.42	3.39	0.00	0.00	0.00	12.91	35.61	[3]	2.22		0.85		(0.28)	1.3	68.10

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Not Annualized.
[5]	Annualized.

52	See Notes to Financial Statements.

June 30, 2024	Baron Select Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON FINTECH FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2024	14.08	(0.04)	0.58	0.54	0.00	0.00	0.00	14.62	3.84	[3,4]	1.55	[5]	1.20	[5]	(0.51)[5]	7.1	3.67	[4]

Year Ended December 31,

2023	11.09	(0.04)	3.03	2.99	0.00	0.00	0.00	14.08	26.96	[3]	1.66		1.20		(0.36)	7.3	16.31

2022	16.90	(0.07)	(5.59)	(5.66)	0.00	(0.15)	(0.15)	11.09	(33.46)[3]		1.63	[6]	1.20	[6]	(0.56)	7.0	27.08

2021	14.69	(0.14)	2.35	2.21	0.00	0.00	0.00	16.90	15.04	[3]	1.57		1.20		(0.85)	13.2	11.88

2020[7]	10.00	(0.09)	4.78	4.69	0.00	0.00	0.00	14.69	46.90	[3]	3.09		1.20		(0.77)	6.4	8.12

INSTITUTIONAL SHARES

Six Months Ended June 30,

2024	14.22	(0.02)	0.58	0.56	0.00	0.00	0.00	14.78	3.94	[3,4]	1.13	[5]	0.95	[5]	(0.25)[5]	41.9	3.67	[4]

Year Ended December 31,

2023	11.17	(0.01)	3.06	3.05	0.00	0.00	0.00	14.22	27.31	[3]	1.21		0.95		(0.11)	42.1	16.31

2022	16.98	(0.04)	(5.62)	(5.66)	0.00	(0.15)	(0.15)	11.17	(33.30)[3]		1.20	[6]	0.95	[6]	(0.30)	31.1	27.08

2021	14.72	(0.10)	2.36	2.26	0.00	0.00	0.00	16.98	15.35	[3]	1.18		0.95		(0.60)	58.5	11.88

2020[7]	10.00	(0.07)	4.79	4.72	0.00	0.00	0.00	14.72	47.20	[3]	2.43		0.95		(0.54)	24.0	8.12

R6 SHARES

Six Months Ended June 30,

2024	14.22	(0.02)	0.59	0.57	0.00	0.00	0.00	14.79	4.01	[3,4]	1.11	[5]	0.95	[5]	(0.26)[5]	10.6	3.67	[4]

Year Ended December 31,

2023	11.17	(0.01)	3.06	3.05	0.00	0.00	0.00	14.22	27.31	[3]	1.18		0.95		(0.12)	10.2	16.31

2022	16.98	(0.04)	(5.62)	(5.66)	0.00	(0.15)	(0.15)	11.17	(33.30)[3]		1.18	[6]	0.95	[6]	(0.30)	4.5	27.08

2021	14.73	(0.10)	2.35	2.25	0.00	0.00	0.00	16.98	15.28	[3]	1.18		0.95		(0.60)	6.6	11.88

2020[7]	10.00	(0.06)	4.79	4.73	0.00	0.00	0.00	14.73	47.30	[3]	2.33		0.95		(0.53)	3.7	8.12

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Not Annualized.
[5]	Annualized.
[6]	Includes interest expense of less than 0.01%.
[7]	For the period January 2, 2020 (commencement of operations) to December 31, 2020.

See Notes to Financial Statements.	53

Baron Select Funds	June 30, 2024

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON NEW ASIA FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)		Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2024	7.81	0.01	1.38	1.39	0.00	0.00	0.00	9.20	17.80	[3,4]	7.91	[5]	1.45	[5]	0.16 [5]	1.3		28.73	[4]

Year Ended December 31,

2023	7.40	0.00	0.41	0.41	0.00	0.00	0.00	7.81	5.54	[3]	7.37		1.45		(0.05)	1.0		47.66

2022	10.17	(0.05)	(2.72)	(2.77)	0.00	0.00	0.00	7.40	(27.24)[3]		8.96		1.45		(0.58)	0.9		56.48

2021[6]	10.00	(0.05)	0.22	0.17	0.00	0.00	0.00	10.17	1.70	[3,4]	10.06	[5,7]	1.45	[5,7]	(1.25)[5]	1.3		14.32	[4]

INSTITUTIONAL SHARES

Six Months Ended June 30,

2024	7.86	0.02	1.38	1.40	0.00	0.00	0.00	9.26	17.81	[3,4]	6.54	[5]	1.20	[5]	0.44 [5]	2.5		28.73	[4]

Year Ended December 31,

2023	7.43	0.03	0.40	0.43	0.00	0.00	0.00	7.86	5.79	[3]	6.93		1.20		0.35	1.5		47.66

2022	10.17	(0.03)	(2.71)	(2.74)	0.00	0.00	0.00	7.43	(26.94)[3]		7.22		1.20		(0.33)	2.7		56.48

2021[6]	10.00	(0.04)	0.21	0.17	0.00	0.00	0.00	10.17	1.70	[3,4]	8.59	[5,7]	1.20	[5,7]	(1.00)[5]	3.2		14.32	[4]

R6 SHARES

Six Months Ended June 30,

2024	7.86	0.02	1.39	1.41	0.00	0.00	0.00	9.27	17.94	[3,4]	5.89	[5]	1.20	[5]	0.37 [5]	2.1		28.73	[4]

Year Ended December 31,

2023	7.44	0.01	0.41	0.42	0.00	0.00	0.00	7.86	5.65	[3]	6.21		1.20		0.07	1.8		47.66

2022	10.17	(0.03)	(2.70)	(2.73)	0.00	0.00	0.00	7.44	(26.84)[3]		7.95		1.20		(0.42)	0.1		56.48

2021[6]	10.00	(0.04)	0.21	0.17	0.00	0.00	0.00	10.17	1.70	[3,4]	8.10	[5,7]	1.20	[5,7]	(0.99)[5]	0.0	[8]	14.32	[4]

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Not Annualized.
[5]	Annualized.
[6]	For the period July 30, 2021 (commencement of operations) to December 31, 2021.
[7]	Certain fixed expenses incurred by the Fund were not annualized for the period ended December 31, 2021.
[8]	Amount represents less than $500,000.

54	See Notes to Financial Statements.

June 30, 2024	Baron Select Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON TECHNOLOGY FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2024	9.03	(0.03)	2.09	2.06	0.00	0.00	0.00	11.09	22.81	[3,4]	1.99	[5]	1.20	[5]	(0.69)[5]	12.2	20.05	[4]

Year Ended December 31,

2023	5.56	(0.05)	3.52	3.47	0.00	0.00	0.00	9.03	62.41	[3]	4.58		1.20		(0.72)	5.0	27.21

2022[6]	10.00	(0.06)	(4.38)	(4.44)	0.00	0.00	0.00	5.56	(44.40)[3]		6.86		1.20		(0.81)	1.3	19.13

INSTITUTIONAL SHARES

Six Months Ended June 30,

2024	9.10	(0.02)	2.10	2.08	0.00	0.00	0.00	11.18	22.86	[3,4]	1.55	[5]	0.95	[5]	(0.44)[5]	19.5	20.05	[4]

Year Ended December 31,

2023	5.57	(0.04)	3.57	3.53	0.00	0.00	0.00	9.10	63.38	[3]	5.04		0.95		(0.48)	1.4	27.21

2022[6]	10.00	(0.04)	(4.39)	(4.43)	0.00	0.00	0.00	5.57	(44.30)[3]		6.42		0.95		(0.55)	1.6	19.13

R6 SHARES

Six Months Ended June 30,

2024	9.08	(0.02)	2.10	2.08	0.00	0.00	0.00	11.16	22.91	[3,4]	1.62	[5]	0.95	[5]	(0.45)[5]	3.5	20.05	[4]

Year Ended December 31,

2023	5.57	(0.04)	3.55	3.51	0.00	0.00	0.00	9.08	63.02	[3]	3.80		0.95		(0.48)	2.6	27.21

2022[6]	10.00	(0.03)	(4.40)	(4.43)	0.00	0.00	0.00	5.57	(44.30)[3]		3.75		0.95		(0.46)	0.4	19.13

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Not Annualized.
[5]	Annualized.
[6]	For the period January 3, 2022 (commencement of operations) to December 31, 2022.

See Notes to Financial Statements.	55

Baron Select Funds	June 30, 2024

Changes In and Disagreements with Accountants (Unaudited)	For the period covered by this report

Not applicable.

Results of Meeting(s) of Shareholders (Unaudited)	For the period covered by this report

Not applicable.

Remuneration Paid to Directors, Officers and Others (Unaudited)	For the period covered by this report

Refer to the financial statements included herein.

June 30, 2024	Baron Select Funds

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Unaudited)

The Board of Trustees (the “Board”) of Baron Select Funds (the “Trust”) met on May 9, 2024 to discuss the selection of BAMCO, Inc. (the “Adviser”) as the investment adviser and the approval of the investment advisory agreements for Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron Health Care Fund, Baron FinTech Fund, Baron Technology Fund and Baron New Asia Fund (each, a “Fund” and collectively, the “Funds”). The members of the Board who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”) met in a separate session to discuss and consider the renewal of the investment advisory agreements for the Funds. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, provided reports to the Board containing information upon which the Trustees relied during their considerations. The Trustees received a substantial amount of information from the Adviser and from Broadridge, and were advised by independent legal counsel. Based on its evaluation of this and other information, the Board, including a majority of the Independent Trustees, approved the continuation of the investment advisory agreements for the Funds for an additional one-year period.

In reaching its determination, the Board considered various factors that it deemed relevant, including the factors listed below.

1. NATURE, EXTENT AND QUALITY OF SERVICES

The Trustees considered the information provided, including, for many, their experience and knowledge gained from their service as Trustees and their experience generally, including the following, which they had considered in past years and remained, in their thinking, material to their consideration:

•	Their confidence in the senior personnel, portfolio management, the financial condition of the Adviser and its affiliates and the Adviser’s available resources;

•

The nature, extent and quality of the services provided by the Adviser, including: intensive devotion to research, selection of broker/dealers for Fund portfolio transactions, relationships with and supervision of third party service providers, such as the Funds’ custodian and transfer agent, the quality of shareholder reports, the ability to monitor adherence to investment guidelines and restrictions, the legal, accounting and compliance services provided to the Funds and the support services provided to the Board;

•

The Adviser’s investment principles and processes and the historical performance of the Funds as compared to similar funds managed by other advisers and other funds managed by the Adviser over comparable periods;

•

The advisory fees and total expense ratios of the Funds and comparisons to similar funds managed by other advisers over comparable periods. They observed that, for most of the Funds, while the advisory fee was comparatively higher, the net operating expenses paid by the Funds (total expense ratio) were within the range of those of the funds in their respective peer groups; and

•	Additional services provided by the Adviser.

•	In their consideration of the investment advisory agreement for Baron New Asia Fund, the Board also considered proposed strategic changes to the Fund that were discussed during the meeting.

The Board concluded that the nature, extent and quality of the services the Adviser provides to each Fund, including performance consistent with its investing principles, supported approval of the investment advisory agreement for each Fund.

2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

As part of its consideration of the investment performance of the Funds and the Adviser, the Board took into account the analyses presented in the Broadridge materials. The Board considered for each Fund, among other information, Broadridge’s comparisons of the expense ratio and contractual advisory fee with those of peer group funds selected by Broadridge and custom category medians. The Board also considered, among other performance information, Broadridge’s comparisons of each Fund’s annualized total return and related risk metrics over one-, three-, five- and ten-year periods, where applicable, against peer group funds and custom category medians. After considering all the information, the Board concluded that the Adviser continued to invest in accordance with its long-standing principles and that each Fund’s performance remained consistent with expectations for the Adviser’s investment style, in light of recent market conditions.

3. COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

The Board considered comparisons of the advisory fees charged and services provided by the Adviser and its investment adviser affiliate to sub-advised accounts and separately managed accounts. The Board considered that, while the advisory fees for the other clients are the same as, or lower than, the fees for the Funds, the Adviser or its affiliate performs significantly fewer services for those clients compared with those provided by the Adviser to the Funds. The Board also considered a profitability analysis prepared by the Adviser and discussed with the representatives of the Adviser that the Adviser has continued to invest in quality personnel, systems and facilities, and otherwise continued to invest in its business, irrespective of fund flows.

The Board also considered benefits that accrue to the Adviser and its affiliates from their relationship with the Funds. The Board considered the costs of portfolio management, including the types of investments made for the Funds, the personnel and systems necessary for implementation of investment strategies, and the pre-tax profits realized by the Adviser and its affiliates from their relationship with the Funds.

4. ECONOMIES OF SCALE AND BENEFITS TO INVESTORS

The Board considered the extent to which each Fund’s advisory fee reflected economies of scale for the benefit of Fund shareholders, appreciating that the economies of scale analysis is predicated on generally predictable increasing assets and noting the significant fluctuation in assets in recent years. The Board considered that small- and mid-cap investment strategies require more attention by the Adviser than a strategy that involves other types of investing, particularly as asset size increases. The Board considered that the Adviser was continuing to grow and upgrade its staff and invest in its business. The Board members reiterated their intention to continue to consider the extent of economies of scale, asset growth and the Adviser’s plans to invest further to support the Funds.

Baron Select Funds	June 30, 2024

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Unaudited) (Continued)

The Board concluded that the advisory fee for each Fund was supported by the entirety of the presentation and particularly in light of the services provided as discussed at this meeting.

After due consideration of the above-enumerated factors and other factors it deemed relevant, the Board, including a majority of the Independent Trustees, approved the continuance of each Fund’s investment advisory agreement.

SEMI SELECT 6/30/2024

June 30, 2024

Baron Funds

Baron WealthBuilder Fund

Semi-Annual Financial Statements and Other Important Information

Ticker Symbols:
Retail Shares: BWBFX
TA Shares: BWBTX
Institutional Shares: BWBIX

Financial Statements
Portfolio of Investments	3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Notes to Financial Statements	7

Financial Highlights	12

Changes in and Disagreements with Accountants	13

Results of Meeting(s) of Shareholders	13

Remuneration Paid to Directors, Officers, and Others	13

Disclosure Regarding the Approval of the Investment Advisory Agreement for Baron WealthBuilder Fund by the Board of Trustees	14

DEAR BARON WEALTHBUILDER FUND SHAREHOLDER:

In this report, you will find unaudited semi-annual financial statements and other important information for Baron WealthBuilder Fund (the Fund) for the six months ended June 30, 2024.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer August 23, 2024	Rachel Stern Chief Operating Officer August 23, 2024	Christopher Snively Chief Financial Officer and Treasurer August 23, 2024

These Semi-Annual Financial Statements are for the Baron WealthBuilder Fund. If you are interested in the other series of Baron Select Funds, which contains the Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron Health Care Fund, Baron FinTech Fund, Baron New Asia Fund, and Baron Technology Fund or Baron Investment Funds Trust, which contains the Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund, please visit the Funds’ website at BaronCapitalGroup.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at BaronCapitalGroup.com, by clicking on the “Regulatory Documents” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the SEC’s website at sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete Portfolios of Investments with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at sec.gov. Portfolio of Investments current to the most recent first and third quarters are also available on the Funds’ website.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to BaronCapitalGroup.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund, unless accompanied or preceded by the Fund’s current prospectus or summary prospectus.

Baron WealthBuilder Fund	June 30, 2024

Baron WealthBuilder Fund is an open end, no-load mutual fund that invests only in shares of individual Baron mutual funds (Baron Funds). Long-term capital appreciation is its objective. It is not a target date fund.

1.

Baron WealthBuilder Fund’s objective is to provide investors with a diversified portfolio of Baron Funds that will outperform its benchmark index over the long term, although we cannot guarantee it will meet its objective.

2.	Baron WealthBuilder Fund’s minimum initial investment is $2,000, making it suitable for periodic purchases.

3.	Baron WealthBuilder Fund has no management fee, but it will indirectly bear its pro-rata share of the expenses of the Baron Funds in which it invests (acquired fund fees and expenses).

4.

Baron WealthBuilder Fund’s annual operating expenses are capped at 5 bps per year for TA Shares (available directly through Baron Funds) and Institutional Shares. Retail Shares annual operating expenses are capped at 30 bps per year. Portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expenses are not subject to the operating expense limitation.

Several criteria, including our qualitative assessments, are used to continually determine Baron WealthBuilder Fund allocations among Baron Funds.

Among the criteria are: (a) absolute performance; (b) excess performance vs. benchmark; (c) performance standard deviation (a measure of risk); (d) Sharpe ratio (a measure of performance per unit of risk); (e) beta (a measure of a fund’s sensitivity to market movements); (f) alpha (a measure of excess return given level of risk as measured by beta); (g) portfolio turnover; (h) growth rates of portfolio investments; (i) fund size; and (j) manager tenure.

As of June 30, 2024, the five largest Baron Funds represented 58.8% of Baron WealthBuilder Fund’s net assets.

Ronald Baron, CEO of Baron Capital is the lead portfolio manager of Baron WealthBuilder Fund. Michael Baron, Co-President, is the co-portfolio manager.

2

June 30, 2024	Baron WealthBuilder Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

JUNE 30, 2024

Shares		Cost	Value
Affiliated Mutual Funds (100.01%)

Small Cap Funds (31.52%)
882,083	Baron Discovery Fund — Institutional Shares	$22,071,279	$23,825,065
756,180	Baron Growth Fund — Institutional Shares	71,215,950	74,014,867
2,119,054	Baron Small Cap Fund — Institutional Shares	69,623,719	72,471,635

Total Small Cap Funds		162,910,948	170,311,567

Small/Mid Cap Funds (6.21%)
868,462	Baron Focused Growth Fund — Institutional Shares	27,882,774	33,566,062

Mid Cap Funds (12.97%)
659,197	Baron Asset Fund — Institutional Shares	63,211,347	70,112,194

Large Cap Funds (8.61%)
674,754	Baron Durable Advantage Fund — Institutional Shares	10,513,571	17,752,784
557,577	Baron Fifth Avenue Growth Fund — Institutional Shares	19,653,040	28,776,532

Total Large Cap Funds		30,166,611	46,529,316

All Cap Funds (17.80%)
627,095	Baron Opportunity Fund — Institutional Shares	15,631,443	28,376,069
444,008	Baron Partners Fund — Institutional Shares	38,701,588	67,840,056

Total All Cap Funds		54,333,031	96,216,125

Non-U.S./Global Funds (9.45%)
1,015,912	Baron Emerging Markets Fund — Institutional Shares	14,416,858	15,208,197
590,127	Baron Global Advantage Fund — Institutional Shares	15,706,644	19,899,081
597,518	Baron International Growth Fund — Institutional Shares	15,904,982	15,929,841

Total Non-U.S./Global Funds		46,028,484	51,037,119

Sector Funds (13.45%)
971,932	Baron FinTech Fund — Institutional Shares	13,311,079	14,365,158
765,654	Baron Health Care Fund — Institutional Shares	13,419,349	15,481,528
896,226	Baron Real Estate Fund — Institutional Shares	29,796,424	31,502,346
789,185	Baron Real Estate Income Fund — Institutional Shares	12,347,531	11,356,373

Total Sector Funds		68,874,383	72,705,405

Total Affiliated Mutual Funds (100.01%)		$453,407,578	540,477,788

Liabilities Less Cash and Other Assets (-0.01%)			(48,535)

Net Assets			$540,429,253

%	Represents percentage of net assets.

All Affiliated Mutual Funds are Level 1, see footnote 5f for dividend income and other distributions.

See Notes to Financial Statements.	3

Baron WealthBuilder Fund	June 30, 2024

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

JUNE 30, 2024

Assets:
Investments in Affiliated Mutual Funds, at value*	$540,477,788
Cash	251,470
Receivable for capital shares sold	340,637
Prepaid expenses	4,507

541,074,402

Liabilities:
Payable for securities purchased	483,773
Payable for capital shares redeemed	44,204
Distribution fees payable (Note 5)	188
Other accrued expenses and other payables	116,984

645,149

Net Assets	$540,429,253

Net Assets consist of:
Paid-in capital	$492,107,568
Distributable earnings (losses)	48,321,685

Net Assets	$540,429,253

Retail Shares:
Net Assets	$86,905,417
Shares Outstanding ($0.01 par value; indefinite shares authorized)	4,841,122

Net Asset Value Per Share	$17.95

TA Shares:
Net Assets	$51,397,773
Shares Outstanding ($0.01 par value; indefinite shares authorized)	2,819,898

Net Asset Value Per Share	$18.23

Institutional Shares:
Net Assets	$402,126,063
Shares Outstanding ($0.01 par value; indefinite shares authorized)	22,050,732

Net Asset Value Per Share	$18.24

*Investments in Affiliated Mutual Funds, at cost	$453,407,578

4	See Notes to Financial Statements.

June 30, 2024	Baron WealthBuilder Fund

STATEMENT OF OPERATIONS (Unaudited)

JUNE 30, 2024

For the Six Months Ended June 30, 2024
Investment income (loss):
Income:
Dividends from Affiliated Mutual Funds	$110,990

Expenses:
Distribution fees — Retail Shares (Note 5)	114,013
Shareholder servicing agent fees and expenses — Retail Shares	3,202
Shareholder servicing agent fees and expenses — TA Shares	1,938
Shareholder servicing agent fees and expenses — Institutional Shares	13,489
Reports to shareholders	43,900
Registration and filing fees	35,860
Custodian and fund accounting fees	29,126
Trustee fees and expenses (Note 5)	18,272
Administration fees	22,228
Insurance expense	4,839
Line of credit fees	3,368
Professional fees	24,120
Miscellaneous expenses	2,608

Total operating expenses	316,963
Expenses reimbursed — Retail Shares (Note 5)	(11,287)
Expenses reimbursed — TA Shares (Note 5)	(6,458)
Expenses reimbursed — Institutional Shares (Note 5)	(49,388)

Total net expenses	249,830

Net investment income (loss)	(138,840)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on Affiliated Mutual Funds	(3,582,670)
Change in net unrealized appreciation (depreciation) of Affiliated Mutual Funds	15,107,282

Net gain (loss) on investments	11,524,612

Net increase (decrease) in net assets resulting from operations	$11,385,772

See Notes to Financial Statements.	5

Baron WealthBuilder Fund	June 30, 2024

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(138,840)	$115,217
Net realized gain (loss)	(3,582,670)	(1,672,989)
Change in net unrealized appreciation (depreciation)	15,107,282	111,694,543

Increase (decrease) in net assets resulting from operations	11,385,772	110,136,771

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	—	—
Distributable earnings — TA Shares	—	(14,380)
Distributable earnings — Institutional Shares	—	(119,687)

Decrease in net assets from distributions to shareholders	—	(134,067)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	5,627,390	21,626,006
Proceeds from the sale of shares — TA Shares	1,617,069	5,477,405
Proceeds from the sale of shares — Institutional Shares	19,098,188	50,611,997
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	—
Net asset value of shares issued in reinvestment of distributions — TA Shares	—	14,145
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	—	113,694
Cost of shares redeemed — Retail Shares	(15,494,375)	(21,734,046)
Cost of shares redeemed — TA Shares	(795,872)	(3,879,233)
Cost of shares redeemed — Institutional Shares	(28,527,388)	(41,154,632)

Increase (decrease) in net assets derived from capital share transactions	(18,474,988)	11,075,336

Net increase (decrease) in net assets	(7,089,216)	121,078,040

Net Assets:
Beginning of period	547,518,469	426,440,429

End of period	$540,429,253	$547,518,469

Capital share transactions — Retail Shares
Shares sold	317,286	1,353,390
Shares redeemed	(871,626)	(1,372,977)

Net increase (decrease)	(554,340)	(19,587)

Capital share transactions — TA Shares
Shares sold	90,103	340,795
Shares issued in reinvestment of distributions	—	890
Shares redeemed	(44,215)	(237,997)

Net increase (decrease)	45,888	103,688

Capital share transactions — Institutional Shares
Shares sold	1,062,056	3,140,359
Shares issued in reinvestment of dividends	—	7,151
Shares redeemed	(1,584,666)	(2,557,664)

Net increase (decrease)	(522,610)	589,846

6	See Notes to Financial Statements.

June 30, 2024	Baron WealthBuilder Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Baron Select Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers 12 series. This report covers only the Baron WealthBuilder Fund (the Fund). The Fund’s investment objective is capital appreciation. The Fund is a diversified fund that invests, at any given time, in the securities of a select number of Baron mutual funds (the Underlying Funds), representing specific investment strategies. The Fund normally invests in a variety of Baron domestic and international equity funds managed by BAMCO, Inc. (BAMCO or the Adviser). The Fund can invest in Underlying Funds holding U.S. and international stocks; small-cap, small- to mid-cap, large-cap, all-cap stocks; and sector stocks. The Adviser decides how much of the Fund’s assets to allocate to Underlying Funds based on the outlook for, and on the relative valuations of, the Underlying Funds and the various markets in which they invest. For information on the Underlying Funds, please refer to the Prospectuses and Statements of Additional Information of the Underlying Funds. Also, information on the Underlying Funds is available at BaronCapitalGroup.com.

The Fund offers Retail Shares, TA Shares, and Institutional Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. The Fund’s investment income, realized and unrealized gains or losses on investments, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Fund’s share price or net asset value (NAV) is calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Fund’s NAV is calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets less all liabilities, of the Fund represented by such class, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Investments in the Underlying Funds are valued at their closing NAV per share on the day of valuation. Portfolio securities held by the Underlying Funds traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Underlying Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security held by one of the Underlying Funds, or an event occurs after the market close but before the Underlying Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Underlying Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Underlying Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities held by the Underlying Funds traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Underlying Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U.S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Underlying Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Securities Transactions and Investment Income. Fund securities transactions are accounted for on trade date. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income and capital gain distributions from the Underlying Funds are recognized on the ex-dividend date and interest income is recognized on an accrual basis. Dividends received from Underlying Funds are reflected as dividend income; capital gain distributions are reflected as realized gains.

7

Baron WealthBuilder Fund	June 30, 2024

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

d) Expense Allocation. The Fund is charged for those expenses directly attributable to the Fund, such as distribution and transfer agency fees. Expenses that are not directly attributable to the Fund are typically allocated among the funds in the Trust and Baron Investment Funds Trust (collectively, the Fund Complex) in proportion to their respective net assets. The Fund accrues distribution and service (12b-1) fees to Retail Shares.

Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Because Underlying Funds have varied expenses and fee levels and the Fund may own different proportion of Underlying Funds at different times, the amount of acquired fund fees and expenses incurred indirectly by the Fund will vary.

e) Single Issuer. Single issuer risk is the possibility that factors specific to an issuer to which an Underlying Fund is exposed will affect the market prices of the issuer’s securities and therefore the NAV of the Underlying Fund. Due to the size of Baron Partners Fund’s investment in Tesla, Inc. (Tesla), 34% of Baron Partners Fund’s net assets as of June 30, 2024, the NAV of Baron Partners Fund will be materially impacted by the price of Tesla stock. The Fund’s indirect proportionate ownership of Tesla is $28,339,076, which represents 5.2% of the Fund’s net assets as of June 30, 2024. The financial statements of the Underlying Funds are available at BaronCapitalGroup.com.

f) Non-Diversified Portfolio. Certain Underlying Funds are non-diversified, which means they will likely have a greater percentage of their assets in a single issuer than a diversified fund. As a result, a non-diversified fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Underlying Fund’s performance (and consequently the Fund’s performance) compared to a diversified fund. Thus, a non-diversified fund is more likely to experience significant fluctuations in value, exposing the Underlying Fund (and consequently the Fund) to a greater risk of loss in any given period than a diversified fund. Additionally, non-diversified funds may encounter difficulty liquidating securities.

g) Industry Concentration. From time to time, market fluctuations in the value of an Underlying Fund’s investments, combined with an Underlying Fund’s non-diversified portfolio, may result in an Underlying Fund being concentrated in the securities of a single issuer or a small number of issuers, in a particular industry. As a result, this Underlying Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a diversified portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, an Underlying Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of Baron Partners Fund’s investment in Tesla, which represents about 34% of Baron Partners Fund’s net assets as of June 30, 2024, Baron Partners Fund will be more adversely impacted by negative developments affecting the automotive and energy industries, as well as governmental environmental regulations.

h) Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates.

i) Federal Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. The Fund will not be subject to federal or state income taxes to the extent that it qualifies as regulated investment companies and substantially all of its income is distributed.

j) Distributions to Shareholders. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, short-term capital gain distributions, and wash sale losses deferred. Income dividends are normally declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Fund, if not distributed. The Fund intends to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

k) Commitments and Contingencies. In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Fund under these agreements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

l) Cash and Cash Equivalents. The Fund considers all short-term liquid investments with a maturity of three months or less when purchased to be cash equivalents.

3. ASSET ALLOCATION AND RISKS OF INVESTING IN THE UNDERLYING FUNDS

The Fund’s ability to meet its investment objective depends largely upon selecting the best mix of Underlying Funds. The selection of the Underlying Funds and the allocation of the Fund’s assets among the various market sectors could cause the Fund to underperform in comparison to other funds with a similar investment objective. In addition, each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund’s investments. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund.

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term securities, for the six months ended June 30, 2024 were as follows:

Fund	Purchases	Sales
Baron WealthBuilder Fund	$6,776,416	$25,416,328

8

June 30, 2024	Baron WealthBuilder Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees. The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (BCG), serves as investment adviser to the Fund and the Underlying Funds. The Adviser will not be paid a management fee for performing investment management services for the Fund. However, the Adviser receives management fees for managing the Underlying Funds. See the Underlying Funds’ Prospectuses or Statements of Additional Information for specific fees. The Adviser has contractually agreed to reimburse Fund expenses to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest, and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expenses) pursuant to a contract expiring on August 29, 2034, unless renewed for another 11-year term as follows:

Annual Operating Expense Ratio Cap

Retail Shares	TA Shares	Institutional Shares
0.30%	0.05%	0.05%

The aforementioned reimbursement, if applicable, is not subject to recoupment by the Adviser.

b) Distribution Fees. Baron Capital, Inc. (BCI), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Fund’s shares. The Fund is authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets.

c) Trustee Fees. Certain Trustees of the Trust are officers of the Adviser and received no direct renumeration in such capacity from the Fund Complex. The Fund Complex pays each Independent Trustee (an Independent Trustee is a Trustee who is not an “interested person” (as defined in the 1940 Act) of the Fund Complex) annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Board. Specifically, each Independent Trustee receives an annual base compensation of $215,000 with the lead Independent Trustee receiving an additional $25,000. An additional $60,000 per annum is paid to each Independent Trustee for attendance at the quarterly meetings of the Board. Each member of the Audit Committee receives an additional $12,500 in annual compensation with the Audit Committee Chairperson receiving an additional $12,500.

d) Custody, Fund Accounting and Administration Fees. The Fund has entered into an agreement with State Street Bank and Trust Company (State Street) to perform custody, accounting and certain administrative services.

e) Ownership Concentration. As of June 30, 2024 the officers, Trustees and portfolio managers owned, directly or indirectly, 15.33% of the Fund. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to the Fund’s shareholders.

f) Transactions in “Affiliated” Companies. The Fund invests in the Institutional Shares of the Underlying Funds which are considered to be affiliated with the Fund.

Name of Issuer	Value at December 31, 2023	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains (Losses)	Dividend Income	Other Distributions	Shares Held at June 30, 2024	Value at June 30, 2024	% of Net Assets at June 30, 2024
“Affiliated” Company as of June 30, 2024:
Baron Asset Fund, Institutional Shares	$70,431,241	$683,206	$2,605,174	$1,987,309	$(384,388)	$—	$—	659,197	$70,112,194	12.97%
Baron Discovery Fund, Institutional Shares	25,608,172	316,607	1,207,276	(676,270)	(216,168)	—	—	882,083	23,825,065	4.41%
Baron Durable Advantage Fund, Institutional Shares	15,896,384	266,618	1,016,653	2,456,846	149,589	—	—	674,754	17,752,784	3.28%
Baron Emerging Markets Fund, Institutional Shares	14,742,838	183,299	698,949	1,170,388	(189,379)	—	—	1,015,912	15,208,197	2.81%
Baron Fifth Avenue Growth Fund, Institutional Shares	24,884,344	283,280	1,080,194	4,752,914	(63,812)	—	—	557,577	28,776,532	5.33%
Baron FinTech Fund, Institutional Shares	14,276,057	166,635	635,408	653,590	(95,716)	—	—	971,932	14,365,158	2.66%
Baron Focused Growth Fund, Institutional Shares	34,402,480	466,580	1,779,143	886,158	(410,013)	—	—	868,462	33,566,062	6.21%
Baron Global Advantage Fund, Institutional Shares	19,317,565	266,617	1,016,654	1,277,208	54,345	—	—	590,127	19,899,081	3.69%
Baron Growth Fund, Institutional Shares	79,085,859	933,160	3,558,285	(1,846,059)	(599,808)	—	—	756,180	74,014,867	13.70%
Baron Health Care Fund, Institutional Shares	15,118,679	199,963	762,490	960,822	(35,446)	—	—	765,654	15,481,528	2.86%
Baron International Growth Fund, Institutional Shares	16,078,360	199,963	762,490	687,497	(273,489)	—	—	597,518	15,929,841	2.95%
Baron Opportunity Fund, Institutional Shares	24,261,417	283,281	1,080,195	4,812,499	99,067	—	—	627,095	28,376,069	5.25%

9

Baron WealthBuilder Fund	June 30, 2024

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

Name of Issuer	Value at December 31, 2023	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains (Losses)	Dividend Income	Other Distributions	Shares Held at June 30, 2024	Value at June 30, 2024	% of Net Assets at June 30, 2024
Baron Partners Fund, Institutional Shares	$76,974,292	$999,814	$3,812,449	$(5,760,875)	$(560,726)	$—	$—	444,008	$67,840,056	12.55%
Baron Real Estate Fund, Institutional Shares	33,160,012	399,926	1,524,980	(263,077)	(269,535)	—	—	896,226	31,502,346	5.83%
Baron Real Estate Income Fund, Institutional Shares	11,832,569	277,625	635,407	22,455	(140,869)	110,990	—	789,185	11,356,373	2.10%
Baron Small Cap Fund, Institutional Shares	71,522,819	849,842	3,240,581	3,985,877	(646,322)	—	—	2,119,054	72,471,635	13.41%

	$547,593,088	$6,776,416	$25,416,328	$15,107,282	$(3,582,670)	$110,990	$—		$540,477,788	100.01%

6. LINE OF CREDIT

The Fund Complex (except Baron Partners Fund) participates in a committed line of credit agreement with State Street to be used for temporary purposes, primarily for financing redemptions. Each fund may borrow up to the lesser of $200 million or the maximum amount each fund may borrow under the 1940 Act, the limitations included in each fund’s prospectus, or any limit or restriction under any law or regulation to which each fund is subject or any agreement to which each fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the funds may not exceed $200 million. Interest is charged to each fund, based on its borrowings, at a rate per annum equal to the higher of the Overnight Bank Funding Rate plus 0.10% or the Federal Funds Effective Rate plus 0.10%; plus a margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the participating funds based on their relative net assets.

During the six months ended June 30, 2024, the Fund did not have any borrowings under the line of credit.

The Adviser believes that the fair value of the liabilities under the line of credit agreement is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates over time. The Fund’s outstanding balance under the line of credit agreement, if any, would be categorized as Level 2 in the fair value hierarchy, which is further discussed in Note 7.

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

Investments in open-end registered investment companies are valued at NAV and are classified in the fair value hierarchy as Level 1.

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) differ for financial statement and tax purposes due to differing treatments of net investment loss, short-term capital gain distributions, and wash sale losses deferred. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

As of June 30, 2024, the Fund’s cost of investments and gross unrealized appreciation (depreciation) for U.S. federal income tax purposes were as follows:

Cost of investments	$453,407,578

Gross tax unrealized appreciation	88,061,369
Gross tax unrealized depreciation	(991,159)

Net tax unrealized appreciation (depreciation)	87,070,210

10

June 30, 2024	Baron WealthBuilder Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

At December 31, 2023, the Fund had capital loss carryforwards as follows:

Short-Term	$17,257,222

Long-Term	$—

The estimated tax character of distributions paid during the six months ended June 30, 2024 and the year ended December 31, 2023 was as follows:

Six Months Ended June 30, 2024		Year Ended December 31, 2023

Ordinary[1]	Long-Term Capital Gain	Ordinary[1]	Long-Term Capital Gain
$—	$—	$134,067	$—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.

The Fund follows the provisions of FASB Codification Section 740 (ASC Section 740) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Fund is required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Fund’s federal income tax returns for the current year and prior two years, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. At June 30, 2024, the Fund did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Fund’s federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

9. SUBSEQUENT EVENTS

Management has evaluated events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements and has determined that there were no subsequent events that required adjustment to or disclosure in the financial statements.

11

Baron WealthBuilder Fund	June 30, 2024

FINANCIAL HIGHLIGHTS (Unaudited)

BARON WEALTHBUILDER FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from Investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Gross expenses (%)[3]		Net expenses (%)[3]		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended June 30,

2024	17.60	(0.02)	0.37	0.35	0.00	0.00	0.00	17.95	1.99	[4,5]	0.32	[6]	0.30	[6]	(0.26)[6]	86.9	1.24	[5]

Year Ended December 31,

2023	14.04	(0.03)	3.59	3.56	0.00	0.00	0.00	17.60	25.36	[4]	0.33		0.30		(0.18)	94.9	6.70

2022	21.56	(0.04)	(7.02)	(7.06)	(0.08)	(0.38)	(0.46)	14.04	(32.75)[4]		0.34		0.30		(0.27)	76.0	20.73

2021	19.57	(0.03)	3.21	3.18	0.00	(1.19)	(1.19)	21.56	16.42	[4]	0.33	[7]	0.30	[7]	(0.13)	117.4	0.18

2020	12.23	(0.04)	7.62	7.58	0.00	(0.24)	(0.24)	19.57	62.45	[4]	0.41	[7]	0.30	[7]	(0.29)	44.5	6.65

2019	9.33	(0.03)	3.37	3.34	(0.01)	(0.43)	(0.44)	12.23	36.24	[4]	0.41	[9]	0.32	[9]	(0.26)	5.9	22.48

TA SHARES

Six Months Ended June 30,

2024	17.85	(0.00)[8]	0.38	0.38	0.00	0.00	0.00	18.23	2.13	[4,5]	0.08	[6]	0.05	[6]	(0.01)[6]	51.4	1.24	[5]

Year Ended December 31,

2023	14.21	0.01	3.64	3.65	(0.01)	0.00	(0.01)	17.85	25.66	[4]	0.08		0.05		0.07	49.5	6.70

2022	21.76	(0.00)[8]	(7.09)	(7.09)	(0.08)	(0.38)	(0.46)	14.21	(32.59)[4]		0.08		0.05		(0.02)	37.9	20.73

2021	19.70	0.03	3.22	3.25	(0.00)[8]	(1.19)	(1.19)	21.76	16.70	[4]	0.08	[7]	0.05	[7]	0.12	47.2	0.18

2020	12.28	(0.01)	7.67	7.66	0.00	(0.24)	(0.24)	19.70	62.85	[4]	0.16	[7]	0.05	[7]	(0.04)	44.0	6.65

2019	9.35	(0.00)[8]	3.37	3.37	(0.01)	(0.43)	(0.44)	12.28	36.49	[4]	0.17	[9]	0.07	[9]	(0.03)	21.4	22.48

INSTITUTIONAL SHARES

Six Months Ended June 30,

2024	17.86	(0.00)[8]	0.38	0.38	0.00	0.00	0.00	18.24	2.13	[4,5]	0.07	[6]	0.05	[6]	(0.01)[6]	402.1	1.24	[5]

Year Ended December 31,

2023	14.21	0.01	3.65	3.66	(0.01)	0.00	(0.01)	17.86	25.73	[4]	0.08		0.05		0.07	403.1	6.70

2022	21.76	(0.00)[8]	(7.09)	(7.09)	(0.08)	(0.38)	(0.46)	14.21	(32.59)[4]		0.09		0.05		(0.02)	312.5	20.73

2021	19.70	0.02	3.23	3.25	(0.00)[8]	(1.19)	(1.19)	21.76	16.70	[4]	0.08	[7]	0.05	[7]	0.09	412.2	0.18

2020	12.28	(0.01)	7.67	7.66	0.00	(0.24)	(0.24)	19.70	62.85	[4]	0.16	[7]	0.05	[7]	(0.04)	184.1	6.65

2019	9.35	(0.00)[8]	3.37	3.37	(0.01)	(0.43)	(0.44)	12.28	36.49	[4]	0.17	[9]	0.07	[9]	(0.02)	93.8	22.48

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Expenses do not include acquired fund fees and expenses of the Underlying Funds.
[4]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[5]	Not Annualized.
[6]	Annualized.
[7]	Includes interest expense of less than 0.01%.
[8]	Less than $0.01 per share.
[9]	Includes interest expense of 0.02%.

12	See Notes to Financial Statements.

June 30, 2024	Baron WealthBuilder Fund

Changes In and Disagreements with Accountants (Unaudited)	For the period covered by this report

Not applicable.

Results of Meeting(s) of Shareholders (Unaudited)	For the period covered by this report

Not applicable.

Remuneration Paid to Directors, Officers and Others (Unaudited)	For the period covered by this report

Refer to the financial statements included herein.

13

Baron WealthBuilder Fund	June 30, 2024

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT BY THE BOARD OF TRUSTEES (Unaudited)

The Board of Trustees (the “Board”) of Baron Select Funds (the “Trust”) met on May 9, 2024 to discuss the selection of BAMCO, Inc. (the “Adviser”) as the investment adviser and the approval of the investment advisory agreement for Baron WealthBuilder Fund (the “Fund”). The members of the Board who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”) met in a separate session to discuss and consider the renewal of the investment advisory agreement for the Fund. Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, provided reports to the Board containing information upon which the Trustees relied during their considerations. The Trustees received a substantial amount of information from the Adviser and from Broadridge, and were advised by independent legal counsel. Based on its evaluation of this and other information, the Board, including a majority of the Independent Trustees, approved the continuation of the investment advisory agreement for the Fund for an additional one-year period.

In reaching its determination, the Board considered various factors that it deemed relevant, including the factors listed below.

1. NATURE, EXTENT AND QUALITY OF SERVICES

The Trustees considered the information provided, including, for many, their experience and knowledge gained from their service as Trustees and their experience generally, including the following, which they had previously considered in connection with approving the investment advisory agreement for the Fund and those of the underlying Baron funds in which it invests and remained, in their thinking, material to their consideration:

•	Their confidence in the senior personnel, portfolio management, the financial condition of the Adviser and its affiliates and the Adviser’s available resources;

•

The nature, extent and quality of the services provided by the Adviser, including: relationships with and supervision of third party service providers, such as the Fund’s custodian and transfer agent, the quality of shareholder reports, the ability to monitor adherence to investment guidelines and restrictions, the legal, accounting and compliance services provided to the Fund and the support services provided to the Board;

•	The Adviser’s investment principles and processes and the historical performance of the Fund as compared to similar funds managed by other advisers over comparable periods;

•

The total expense ratio of the Fund and comparisons to similar funds managed by other advisers over comparable periods. They observed that the net operating expenses paid by the Fund (total expense ratio) were within the range of those of the funds in its peer group and custom category; and

•	Additional services provided by the Adviser.

No advisory fee is payable by the Fund to the Adviser, although the Fund bears indirectly its pro rata share of the expenses of the underlying Baron funds in which it invests, including advisory fees payable by such underlying Baron funds to the Adviser.

The Board concluded that the nature, extent and quality of the services the Adviser provides to the Fund supported approval of the investment advisory agreement for the Fund.

2. INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

As part of its consideration of the investment performance of the Fund and the Adviser, the Board took into account the analyses presented in the Broadridge materials. The Board considered, among other information, Broadridge’s comparison of the expense ratio with those of peer group funds selected by Broadridge and custom category medians. The Board also considered, among other performance information, Broadridge’s comparisons of the Fund’s annualized total return and related risk metrics over one-, three- and five- year periods against peer group funds and custom category medians. After considering all the information, the Board concluded that the Adviser continued to invest in accordance with its long-standing principles and that the Fund’s performance remained consistent with expectations for the Adviser’s investment style, in light of recent market conditions.

3. COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

Since the Fund does not pay advisory fees, the Board did not consider any comparisons to the advisory fees charged and services provided by the Adviser and its investment adviser affiliate to any other funds or separately managed accounts. The Board was provided with a profitability analysis prepared by the Adviser and discussed with the representatives of the Adviser that the Adviser has continued to invest in quality personnel, systems and facilities, and otherwise continued to invest in its business, irrespective of fund flows. However, since the Fund does not pay an advisory fee, the Board did not consider the profitability analysis material to its considerations.

The Board also considered benefits that accrue to the Adviser and its affiliates from their relationship with the Fund.

4. ECONOMIES OF SCALE AND BENEFITS TO INVESTORS

Since the Fund does not pay an advisory fee, the Board did not consider potential economies of scale. The Board did consider that the Adviser was continuing to grow and upgrade its staff and invest in its business.

After due consideration of the above-enumerated factors and other factors it deemed relevant, the Board, including a majority of the Independent Trustees, approved the continuance of the Fund’s investment advisory agreement.

14

SEMIWEALTH 6/30/2024

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(b) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON SELECT FUNDS

By:	/s/ Ronald Baron
Ronald Baron
Principal Executive Officer

Date: September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Principal Executive Officer

Date: September 4, 2024

By:	/s/ Christopher Snively
Christopher Snively
Principal Financial Officer

Date: September 4, 2024